Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 70.6%
ARGENTINA — 0.9%
Energy — 0.9%
Vista Energy ADR *	10,280	$593,567

BRAZIL — 1.4%
Consumer Discretionary — 0.4%
MercadoLibre *	135	237,273

Financials — 0.5%
Itau Unibanco Holding ADR	34,170	309,239

Materials — 0.5%
Vale ADR, Cl B	18,630	320,063

TOTAL BRAZIL		866,575
CANADA — 1.2%
Materials — 1.2%
Franco-Nevada	2,626	736,882

CHILE — 1.3%
Materials — 1.3%
Antofagasta PLC	13,938	799,777

COLOMBIA — 0.5%
Financials — 0.5%
Grupo Cibest	15,131	330,479

GEORGIA — 0.5%
Financials — 0.5%
TBC Bank Group PLC	5,060	327,220

GREECE — 1.4%
Financials — 1.4%
Alpha Bank	198,810	873,209

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 1.1%
Financials — 1.1%
Bank Central Asia	1,642,700	$703,034

KAZAKHSTAN — 0.5%
Financials — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	10,135	327,867

MEXICO — 3.3%
Consumer Staples — 1.2%
Wal-Mart de Mexico	238,400	772,313

Financials — 1.0%
Grupo Financiero Banorte, Cl O	56,100	640,328

Real Estate — 1.1%
Inmobiliaria Vesta	177,600	654,723

TOTAL MEXICO		2,067,364
PHILIPPINES — 0.8%
Financials — 0.8%
BDO Unibank	200,115	476,472

POLAND — 0.7%
Consumer Staples — 0.7%
Dino Polska *	41,750	469,777

SAUDI ARABIA — 3.1%
Financials — 2.7%
Al Rajhi Bank	31,664	852,613
Saudi National Bank	79,637	884,926
		1,737,539
Industrials — 0.4%
United International Transportation	23,761	256,684

TOTAL SAUDI ARABIA		1,994,223

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 3.0%
Consumer Staples — 0.8%
Clicks Group	27,312	$546,000

Financials — 2.2%
Capitec Bank Holdings	2,476	737,868
FirstRand	104,945	653,965
		1,391,833
TOTAL SOUTH AFRICA		1,937,833
SOUTH KOREA — 21.0%
Communication Services — 2.0%
NAVER	7,146	1,264,273

Consumer Staples — 2.0%
Samyang Foods	1,461	1,240,098

Financials — 3.0%
Shinhan Financial Group	28,350	1,909,708

Industrials — 2.4%
Hanwha Aerospace	1,868	1,551,797

Information Technology — 11.6%
Samsung Electronics	6,450	970,751
Samsung Electronics GDR	956	3,481,752
SK hynix	3,970	2,928,168
		7,380,671
TOTAL SOUTH KOREA		13,346,547
TAIWAN — 27.5%
Financials — 1.4%
Fubon Financial Holding	299,000	902,432

Information Technology — 26.1%
Alchip Technologies	3,000	335,458
ASPEED Technology	2,000	623,498
Hon Hai Precision Industry	202,000	1,572,715
MediaTek	36,500	2,274,599

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Quanta Computer	128,000	$1,195,476
Taiwan Semiconductor Manufacturing	17,000	1,086,636
Taiwan Semiconductor Manufacturing ADR	25,453	9,534,185
		16,622,567
TOTAL TAIWAN		17,524,999
TURKEY — 0.5%
Financials — 0.5%
Haci Omer Sabanci Holding	136,231	312,433

UNITED ARAB EMIRATES — 1.9%
Energy — 0.5%
ADNOC Drilling PJSC	223,188	311,152

Industrials — 0.9%
Salik PJSC	339,934	592,389

Real Estate — 0.5%
Aldar Properties PJSC	112,311	330,277

TOTAL UNITED ARAB EMIRATES		1,233,818
TOTAL COMMON STOCK (Cost $35,268,962)		44,922,076

EXCHANGE-TRADED FUNDS — 25.2%
International Equity — 25.2%
Global X Brazil Active ETF (A)	90,150	2,978,259
Global X India Active ETF (A)(B)	447,805	13,051,545
		16,029,804
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,410,143)		16,029,804
TOTAL INVESTMENTS — 95.8% (Cost $50,679,105)		$60,951,880

Percentages are based on Net Assets of $63,641,846.

*	Non-income producing security.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets ex-China ETF

(A)	Affiliated investment.
(B)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,937,039	$9,985,037	$—	$44,922,076
Exchange-Traded Funds	16,029,804	—	—	16,029,804
Total Investments in Securities	$50,966,843	$9,985,037	$—	$60,951,880

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2026	Income	Capital Gains
Global X Brazil Active ETF
$1,615,078	$2,431,541	$(1,625,399)	$422,774	$134,265	$2,978,259	$51,166	$—
Global X India Active ETF
5,745,263	7,714,354	—	(408,072)	—	13,051,545	25,457	57,770
Totals:
$7,360,341	$10,145,895	$(1,625,399)	$14,702	$134,265	$16,029,804	$76,623	$57,770

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 96.9%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	5,551	$320,515

BRAZIL — 5.4%
Consumer Discretionary — 1.2%
MercadoLibre *	89	156,425
Vivara Participacoes	97,700	593,437
		749,862
Consumer Staples — 0.5%
Raia Drogasil	60,648	296,598

Financials — 2.5%
Itau Unibanco Holding ADR	108,264	979,789
NU Holdings, Cl A *	37,931	568,207
		1,547,996
Industrials — 1.2%
Localiza Rent a Car	51,000	504,794
WEG	29,600	286,860
		791,654
TOTAL BRAZIL		3,386,110
CANADA — 1.9%
Materials — 1.9%
Franco-Nevada	4,201	1,178,843

CHILE — 2.2%
Materials — 2.2%
Antofagasta PLC	23,766	1,363,717

CHINA — 19.9%
Communication Services — 6.2%
Kuaishou Technology, Cl B	110,000	883,836
NetEase	20,700	474,223

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Holdings	37,800	$2,503,199
		3,861,258
Consumer Discretionary — 6.9%
Alibaba Group Holding	133,000	2,429,728
BYD, Cl H	50,100	608,144
Meituan, Cl B *	46,500	482,409
PDD Holdings ADR *	4,742	491,888
Trip.com Group	5,400	284,009
		4,296,178
Financials — 2.8%
China Construction Bank, Cl H	773,900	790,507
China Merchants Bank, Cl H	151,600	946,561
		1,737,068
Industrials — 0.7%
Contemporary Amperex Technology, Cl A	9,600	478,552

Information Technology — 3.3%
Xiaomi, Cl B *	461,900	2,060,854

TOTAL CHINA		12,433,910
COLOMBIA — 0.5%
Financials — 0.5%
Grupo Cibest	15,932	347,973

GEORGIA — 0.6%
Financials — 0.6%
TBC Bank Group PLC	5,490	355,027

GREECE — 0.9%
Financials — 0.9%
Alpha Bank	129,371	568,221

HONG KONG — 2.7%
Financials — 2.7%
Futu Holdings ADR *	3,322	494,446

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hong Kong Exchanges & Clearing	22,100	$1,183,805

TOTAL HONG KONG		1,678,251
INDIA — 14.8%
Communication Services — 1.5%
Bharti Airtel	44,369	916,532

Consumer Discretionary — 2.7%
Eicher Motors	10,104	889,662
Eternal *	290,799	787,280
		1,676,942
Energy — 1.5%
Reliance Industries GDR	15,553	953,399

Financials — 5.0%
Axis Bank	56,430	858,394
HDFC Bank	120,189	1,172,809
ICICI Bank ADR	36,975	1,128,108
		3,159,311
Health Care — 1.3%
Apollo Hospitals Enterprise	9,725	836,087

Industrials — 0.7%
InterGlobe Aviation	8,100	429,786

Information Technology — 1.1%
Tata Consultancy Services	22,833	661,928

Real Estate — 1.0%
Prestige Estates Projects	39,756	608,732

TOTAL INDIA		9,242,717
KAZAKHSTAN — 0.6%
Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	11,467	370,958

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.5%
Consumer Staples — 1.0%
Arca Continental	27,800	$334,906
Wal-Mart de Mexico	83,200	269,532
		604,438
Financials — 0.5%
Grupo Financiero Banorte, Cl O	27,643	315,518

TOTAL MEXICO		919,956
POLAND — 0.3%
Consumer Staples — 0.3%
Dino Polska *	14,826	166,824

SAUDI ARABIA — 2.8%
Financials — 2.3%
Al Rajhi Bank	27,136	730,688
Saudi National Bank	65,469	727,491
		1,458,179
Industrials — 0.5%
United International Transportation	26,058	281,498

TOTAL SAUDI ARABIA		1,739,677
SOUTH AFRICA — 2.3%
Consumer Staples — 0.5%
Clicks Group	16,558	331,014

Financials — 1.8%
Capitec Bank Holdings	2,523	751,874
FirstRand	57,095	355,788
		1,107,662
TOTAL SOUTH AFRICA		1,438,676
SOUTH KOREA — 15.8%
Communication Services — 0.9%
NAVER	3,002	531,115

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.5%
Samyang Foods	399	$338,672

Financials — 1.1%
Shinhan Financial Group	10,224	688,707

Industrials — 0.9%
Hanwha Aerospace	683	567,386

Information Technology — 12.4%
Samsung Electronics GDR	1,378	5,018,676
SK hynix	3,691	2,722,385
		7,741,061
TOTAL SOUTH KOREA		9,866,941
TAIWAN — 21.5%
Financials — 0.9%
Fubon Financial Holding	192,000	579,488

Information Technology — 20.6%
Alchip Technologies	3,000	335,459
ASPEED Technology	1,000	311,749
Hon Hai Precision Industry	120,000	934,286
MediaTek	35,000	2,181,122
Quanta Computer	43,000	401,605
Taiwan Semiconductor Manufacturing	22,000	1,406,235
Taiwan Semiconductor Manufacturing ADR	19,473	7,294,196
		12,864,652
TOTAL TAIWAN		13,444,140
TURKEY — 0.6%
Financials — 0.6%
Haci Omer Sabanci Holding (A)	171,982	394,424

UNITED ARAB EMIRATES — 2.1%
Energy — 0.4%
ADNOC Drilling PJSC	189,070	263,588

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.1%
Salik PJSC	379,468	$661,283

Real Estate — 0.6%
Aldar Properties PJSC	124,676	366,639

TOTAL UNITED ARAB EMIRATES		1,291,510
TOTAL COMMON STOCK (Cost $46,750,566)		60,508,390

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Industrials — 0.0%
Localiza Rent a Car (B)	1	7
TOTAL PREFERRED STOCK (Cost $7)		7

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.4%
Cantor Fitzgerald Securities 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $12,004 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2 - $3,436, 0.000% - 6.922%, 07/09/2026 - 01/20/2076, with a total market value of $12,198)	$12,000	12,000
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $249,078 (collateralized by various U.S. Treasury Obligations, ranging in par value $10 - $91,303, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $253,079)	249,000	249,000

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $17,659 (collateralized by various U.S. Treasury Obligations, ranging in par value $5 - $9,701, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $17,925)	$17,654	$17,654
TOTAL REPURCHASE AGREEMENTS (Cost $278,654)		278,654
TOTAL INVESTMENTS — 97.3% (Cost $47,029,227)		$60,787,051

Percentages are based on Net Assets of $62,472,264.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $253,520.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $278,654. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,618,769	$7,889,621	$—	$60,508,390
Preferred Stock	—	7	—	7
Repurchase Agreements	—	278,654	—	278,654
Total Investments in Securities	$52,618,769	$8,168,282	$—	$60,787,051

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 72.8%
Angola — 0.7%
Angolan Government International Bond
9.875%, 10/15/35	$200,000	$203,949
8.750%, 04/14/32	2,000,000	1,960,238
		2,164,187
Argentina — 3.6%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	4,500,000	3,532,500
4.125%, 07/09/35(A)	5,800,000	4,372,040
4.125%, 07/09/46(A)	465,909	331,261
3.500%, 07/09/41(A)	4,700,000	3,290,000
		11,525,801
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	1,000,000	941,556
Bahrain — 0.7%
Bahrain Government International Bond 6.750%, 09/20/29	1,200,000	1,231,029
Bahrain Government International Bond MTN 5.250%, 01/25/33	900,000	843,054
		2,074,083
Benin — 0.3%
Benin Government International Bond 7.960%, 02/13/38	1,000,000	1,052,411
Brazil — 6.1%
Brazilian Government International Bond
7.250%, 01/12/56	1,800,000	1,827,000
7.125%, 05/13/54	2,700,000	2,742,282
6.625%, 03/15/35	2,800,000	2,939,104
6.250%, 03/18/31	2,000,000	2,116,600
6.125%, 01/22/32	2,600,000	2,718,040
6.000%, 10/20/33	4,600,000	4,697,060
4.500%, 05/30/29	1,600,000	1,591,360
3.750%, 09/12/31	400,000	374,540
		19,005,986
Bulgaria — 0.6%
Bulgaria Government International Bond 5.000%, 03/05/37	2,000,000	2,020,159

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Chile — 0.9%
Chile Government International Bond
4.000%, 01/31/52	$1,400,000	$1,141,210
3.500%, 01/31/34	200,000	186,150
3.240%, 02/06/28	600,000	590,640
2.550%, 01/27/32	600,000	542,010
		2,460,010
Colombia — 4.7%
Colombia Government International Bond
8.375%, 11/07/54	1,500,000	1,582,725
7.750%, 11/07/36	3,000,000	3,118,500
7.500%, 02/02/34	1,000,000	1,037,700
5.375%, 01/21/29	2,200,000	2,192,300
5.200%, 05/15/49	1,200,000	880,801
4.500%, 03/15/29	1,400,000	1,360,450
3.875%, 04/25/27	1,200,000	1,192,080
3.250%, 04/22/32	3,100,000	2,629,885
3.125%, 04/15/31	1,000,000	868,900
		14,863,341
Costa Rica — 1.3%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	600,000	652,344
6.125%, 02/19/31	3,400,000	3,563,404
		4,215,748
Cote d’Ivoire — 0.5%
Ivory Coast Government International Bond
6.750%, 02/25/41	1,000,000	953,414
6.125%, 06/15/33	600,000	596,503
		1,549,917
Dominican Republic — 3.5%
Dominican Republic International Bond
7.050%, 02/03/31	2,000,000	2,139,800
6.400%, 06/05/49	200,000	199,760
6.000%, 07/19/28	1,950,000	2,001,285
5.950%, 01/25/27	300,000	303,366
5.500%, 02/22/29	1,900,000	1,933,535
5.300%, 01/21/41	200,000	182,234
4.875%, 09/23/32	2,300,000	2,210,231
4.500%, 01/30/30	1,800,000	1,757,520
		10,727,731

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ecuador — 1.4%
Ecuador Government International Bond
9.250%, 01/29/39	$500,000	$507,500
6.900%, 07/31/30(A)	900,000	888,300
6.900%, 07/31/35(A)	2,000,000	1,814,000
5.000%, 07/31/40(A)	1,000,000	817,000
		4,026,800
Egypt — 2.7%
Egypt Government International Bond
8.875%, 05/29/50	600,000	588,995
7.903%, 02/21/48	2,000,000	1,804,200
7.625%, 05/29/32	1,000,000	1,026,190
7.500%, 01/31/27	1,200,000	1,221,838
5.800%, 09/30/27	3,300,000	3,304,231
Egypt Government International Bond MTN 5.875%, 02/16/31	800,000	776,742
		8,722,196
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	364,000
Ghana — 0.7%
Ghana Government International Bond
6.409%, 07/03/26	40,000	39,210
5.000%, 07/03/29(A)	1,181,250	1,158,629
5.000%, 07/03/35(A)	700,000	633,954
4.104%, 01/03/30	400,079	347,112
		2,178,905
Guatemala — 0.5%
Guatemala Government Bond 6.050%, 08/06/31	1,400,000	1,468,054

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Hungary — 3.0%
Hungary Government International Bond
6.750%, 09/25/52	$800,000	$873,046
6.250%, 09/22/32	2,200,000	2,371,079
6.125%, 05/22/28	1,500,000	1,560,963
5.500%, 06/16/34	1,700,000	1,746,304
5.500%, 03/26/36	1,200,000	1,217,516
5.375%, 09/26/30	200,000	207,279
5.250%, 06/16/29	800,000	821,641
3.125%, 09/21/51	700,000	446,849
		9,244,677
India — 0.1%
Export-Import Bank of India MTN 2.250%, 01/13/31	400,000	364,625
Indonesia — 1.7%
Indonesia Government International Bond
5.650%, 01/11/53	1,000,000	1,004,800
5.250%, 01/15/30	1,800,000	1,863,939
4.550%, 01/11/28	1,200,000	1,212,236
4.350%, 02/21/31	1,400,000	1,401,336
		5,482,311
Jordan — 0.1%
Jordan Government International Bond 5.750%, 01/31/27	400,000	404,080
Kenya — 0.4%
Republic of Kenya Government International Bond
9.750%, 02/16/31	700,000	766,157
8.250%, 02/28/48	200,000	186,902
8.000%, 05/22/32	200,000	208,125
		1,161,184
Lebanon — 0.2%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	739,500

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 3.5%
Mexico Government International Bond
6.400%, 05/07/54	$1,700,000	$1,658,010
6.350%, 02/09/35	2,500,000	2,633,875
6.125%, 02/09/38	200,000	202,470
5.850%, 07/02/32	200,000	206,770
5.625%, 09/22/35	2,700,000	2,691,900
5.375%, 03/22/33	1,500,000	1,498,575
4.750%, 04/27/32	1,400,000	1,374,660
2.659%, 05/24/31	600,000	537,930
		10,804,190
Morocco — 0.8%
Morocco Government International Bond
6.500%, 09/08/33	600,000	654,573
5.950%, 03/08/28	1,000,000	1,032,520
4.000%, 12/15/50	200,000	147,119
3.000%, 12/15/32	1,200,000	1,064,999
		2,899,211
Nigeria — 2.2%
Nigeria Government International Bond
8.747%, 01/21/31	2,400,000	2,609,596
7.696%, 02/23/38	1,800,000	1,799,675
7.143%, 02/23/30	1,000,000	1,030,779
Nigeria Government International Bond MTN
8.375%, 03/24/29	750,000	799,720
7.625%, 11/28/47	800,000	758,594
		6,998,364
Oman — 2.5%
Oman Government International Bond
6.250%, 01/25/31	2,500,000	2,682,030
5.625%, 01/17/28	2,100,000	2,150,261
5.375%, 03/08/27	1,200,000	1,213,422
4.750%, 06/15/26	700,000	700,621
Oman Government International Bond MTN 6.000%, 08/01/29	1,300,000	1,365,742
		8,112,076
Pakistan — 0.4%
Pakistan Government International Bond MTN 7.375%, 04/08/31	1,400,000	1,386,990

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 2.6%
Panama Government International Bond
6.700%, 01/26/36	$200,000	$217,700
6.400%, 02/14/35	2,700,000	2,881,980
5.662%, 02/23/38	200,000	201,000
5.227%, 02/23/34	250,000	249,875
4.500%, 04/01/56	400,000	312,460
3.875%, 03/17/28	1,200,000	1,185,840
3.870%, 07/23/60	1,600,000	1,109,680
2.252%, 09/29/32	2,400,000	2,018,280
		8,176,815
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	314,276
4.950%, 04/28/31	1,200,000	1,219,215
		1,533,491
Peru — 3.3%
Peruvian Government International Bond
8.750%, 11/21/33	2,400,000	3,019,680
5.875%, 08/08/54	1,800,000	1,813,680
5.500%, 03/30/36	2,900,000	2,993,670
5.375%, 02/08/35	1,700,000	1,754,995
2.783%, 01/23/31	700,000	650,335
		10,232,360
Philippines — 1.5%
Philippine Government International Bond
6.375%, 10/23/34	1,900,000	2,123,869
5.500%, 01/17/48	1,000,000	1,006,276
5.000%, 07/17/33	200,000	205,837
3.700%, 02/02/42	1,400,000	1,169,704
		4,505,686
Poland — 1.7%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,700,000	1,782,354
Republic of Poland Government International Bond
5.500%, 04/04/53	3,350,000	3,289,328
5.125%, 09/18/34	200,000	207,816
		5,279,498

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 0.4%
Qatar Government International Bond
4.400%, 04/16/50	$500,000	$450,161
3.750%, 04/16/30	1,000,000	997,811
		1,447,972
Romania — 3.7%
Romanian Government International Bond
7.125%, 01/17/33	400,000	443,263
6.625%, 05/16/36	1,400,000	1,490,608
5.875%, 01/30/29	1,500,000	1,557,344
5.750%, 09/16/30	2,100,000	2,183,186
5.750%, 03/24/35	800,000	809,787
5.250%, 11/25/27	600,000	609,983
4.000%, 02/14/51	1,300,000	940,250
3.625%, 03/27/32	1,400,000	1,301,103
3.000%, 02/14/31	2,300,000	2,118,741
		11,454,265
Saudi Arabia — 1.6%
Saudi Government International Bond MTN
5.750%, 01/16/54	3,600,000	3,602,652
4.500%, 04/17/30	600,000	606,912
2.250%, 02/02/33	1,000,000	866,341
		5,075,905
Senegal — 0.2%
Senegal Government International Bond 6.250%, 05/23/33	1,000,000	618,647
Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	2,100,000	2,295,162
South Africa — 4.0%
Republic of South Africa Government International Bond
7.300%, 04/20/52	2,200,000	2,227,911
7.100%, 11/19/36	2,100,000	2,260,286
5.875%, 04/20/32	2,600,000	2,686,941
4.875%, 04/14/26	1,600,000	1,599,873
4.850%, 09/27/27	1,000,000	1,007,012
4.850%, 09/30/29	1,800,000	1,808,527
4.300%, 10/12/28	1,000,000	995,070
		12,585,620

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.9%
Sri Lanka Government International Bond
4.000%, 04/15/28	$584,000	$568,082
3.600%, 06/15/35(A)	400,000	326,313
3.600%, 05/15/36(A)	500,000	498,336
3.600%, 02/15/38(A)	100,000	99,508
3.350%, 03/15/33(A)	1,100,000	1,031,250
3.100%, 01/15/30(A)	400,000	398,261
		2,921,750
Trinidad & Tobago — 0.4%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	1,200,000	1,217,184
Turkey — 3.1%
Turkiye Government International Bond
7.125%, 07/17/32	200,000	208,370
6.950%, 09/16/35	3,700,000	3,753,546
6.500%, 01/03/35	1,000,000	995,286
6.125%, 10/24/28	3,200,000	3,283,804
5.875%, 06/26/31	200,000	199,128
5.750%, 05/11/47	1,600,000	1,309,192
		9,749,326
Ukraine — 1.3%
Ukraine Government International Bond
16.670%, 02/01/30(A)	200,000	128,993
12.834%, 02/01/34(A)	1,500,000	734,935
8.984%, 02/01/35(A)	1,000,000	568,488
6.851%, 02/01/36(A)	900,000	510,288
4.500%, 02/01/34(A)	850,000	528,072
4.500%, 02/01/35(A)	2,000,000	1,219,630
4.500%, 02/01/36(A)	700,000	421,257
		4,111,663
United Arab Emirates — 2.5%
Abu Dhabi Government International Bond 5.500%, 04/30/54	3,900,000	4,001,998
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	1,200,000	1,240,721
3.625%, 10/02/28	1,400,000	1,397,032

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — continued
Finance Department Government of Sharjah 6.500%, 11/23/32	$1,300,000	$1,383,937
		8,023,688
Uruguay — 0.6%
Uruguay Government International Bond
5.100%, 06/18/50	1,200,000	1,150,680
4.375%, 01/23/31	600,000	609,390
		1,760,070
Zambia — 0.3%
Zambia Government International Bond 0.500%, 12/31/53	1,200,000	879,352
TOTAL SOVEREIGN DEBT (Cost $217,590,936)		228,826,547

CORPORATE OBLIGATIONS — 23.0%
Azerbaijan — 0.5%
Energy — 0.5%
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,700,000	1,702,642
Brazil — 0.5%
Financials — 0.5%
B3 - Brasil Bolsa Balcao 4.125%, 09/20/31	1,500,000	1,419,120
Chile — 5.7%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,900,000	1,732,922
Energy — 1.1%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,900,000	2,025,558
5.250%, 11/06/29	1,586,000	1,621,101
		3,646,659
Materials — 2.8%
Corp Nacional del Cobre de Chile
6.780%, 01/13/55	1,600,000	1,764,768
6.300%, 09/08/53	200,000	210,169
5.950%, 01/08/34	4,300,000	4,560,382
3.000%, 09/30/29	2,300,000	2,204,247
		8,739,566

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 1.3%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	$2,494,000	$2,621,588
Colbun 5.375%, 09/11/35	1,500,000	1,513,500
		4,135,088
		18,254,235
China — 0.2%
Consumer Discretionary — 0.2%
Prosus 4.987%, 01/19/52	700,000	570,038
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,500,000	1,128,683
Hungary — 0.1%
Utilities — 0.1%
MVM Energetika Zrt 6.500%, 03/13/31	300,000	319,772
Indonesia — 0.5%
Materials — 0.4%
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,200,000	1,267,338
Utilities — 0.1%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	399,285
		1,666,623
Kazakhstan — 0.4%
Energy — 0.4%
KazMunayGas National JSC 6.375%, 10/24/48	1,300,000	1,331,502
Kuwait — 0.4%
Financials — 0.4%
NBK SPC 1.625%, SOFR + 1.050%, 09/15/27	1,200,000	1,181,268

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Malaysia — 1.8%
Energy — 1.8%
Petronas Capital
5.848%, 04/03/55	$1,200,000	$1,278,258
5.340%, 04/03/35	400,000	421,488
Petronas Capital MTN
4.550%, 04/21/50	2,000,000	1,797,213
3.500%, 04/21/30	1,800,000	1,766,812
2.480%, 01/28/32	200,000	182,729
		5,446,500
Mexico — 5.9%
Communication Services — 0.3%
America Movil 4.700%, 07/21/32	1,000,000	1,016,832
	–
Consumer Staples — 1.0%
Becle 2.500%, 10/14/31	700,000	614,081
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,543,287
6.050%, 01/15/29	1,000,000	1,048,356
		3,205,724
Energy — 3.3%
Petroleos Mexicanos
10.000%, 02/07/33	1,600,000	1,873,208
7.690%, 01/23/50	1,800,000	1,643,512
6.840%, 01/23/30	2,800,000	2,866,696
6.500%, 03/13/27	1,500,000	1,521,225
5.950%, 01/28/31	2,100,000	2,058,013
Petroleos Mexicanos MTN 8.750%, 06/02/29	200,000	215,206
		10,177,860
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC
5.875%, 05/07/30	250,000	259,075
2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	791,378
		1,050,453
Materials — 0.3%
Cemex 5.200%, 09/17/30	1,000,000	1,014,189

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.6%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	$1,683,863	$1,755,292
		18,220,350
Peru — 1.3%
Energy — 0.5%
Petroleos del Peru 5.625%, 06/19/47	1,000,000	637,000
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	800,000	857,225
Transportadora de Gas del Peru 4.250%, 04/30/28	120,000	119,982
		1,614,207
Financials — 0.6%
Scotiabank Peru SAA 6.100%, H15T1Y + 2.309%, 10/01/35(D)	1,700,000	1,766,623
Utilities — 0.2%
Kallpa Generacion 5.500%, 09/11/35	700,000	708,750
		4,089,580
Poland — 0.7%
Energy — 0.7%
ORLEN 6.000%, 01/30/35	2,100,000	2,235,530
Saudi Arabia — 1.4%
Energy — 1.2%
EIG Pearl Holdings SARL
4.387%, 11/30/46	600,000	508,128
3.545%, 08/31/36	590,071	547,119
Saudi Arabian Oil MTN
5.750%, 07/17/54	2,000,000	1,948,996
3.500%, 04/16/29	800,000	786,832
		3,791,075
Utilities — 0.2%
Acwa Power Management and Investments One 5.950%, 12/15/39	543,534	558,775
		4,349,850

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Africa — 1.1%
Utilities — 1.1%
Eskom Holdings MTN 6.350%, 08/10/28	$3,300,000	$3,408,206
South Korea — 0.3%
Information Technology — 0.3%
SK hynix 2.375%, 01/19/31	1,000,000	928,757
Thailand — 0.4%
Materials — 0.4%
GC Treasury Center MTN 2.980%, 03/18/31	1,400,000	1,277,371
United Arab Emirates — 0.9%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	557,729
Adnoc Murban Rsc 5.125%, 09/11/54	400,000	375,873
		933,602
Industrials — 0.4%
DP World Crescent 5.500%, 09/13/33	1,000,000	1,037,224
DP World MTN 4.700%, 09/30/49	400,000	345,504
		1,382,728
Utilities — 0.2%
National Central Cooling PJSC 2.500%, 10/21/27	800,000	777,178
		3,093,508
United States — 0.5%
Materials — 0.5%
GCC 3.614%, 04/20/32	1,800,000	1,690,513
TOTAL CORPORATE OBLIGATIONS (Cost $70,616,243)		72,314,048

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds 4.625%, 02/15/2055	2,000,000	1,994,609

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes
4.250%, 01/31/2030	$2,000,000	$2,057,500
4.250%, 11/15/2034	1,000,000	1,027,383
		3,084,883
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,890,000)		5,079,492

	Shares
EXCHANGE-TRADED FUND — 0.6%
Domestic Fixed Income — 0.6%
Global X 1-3 Month T-Bill ETF, Cl 3 (E)	20,000	2,007,400
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,547)		2,007,400
TOTAL INVESTMENTS — 98.0% (Cost $295,106,726)		$308,227,487

Percentages are based on Net Assets of $314,576,797.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $1,016,344, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$228,826,547	$—	$228,826,547
Corporate Obligations	—	72,314,048	—	72,314,048
U.S. Treasury Obligations	—	5,079,492	—	5,079,492
Exchange-Traded Fund	2,007,400	—	—	2,007,400
Total Investments in Securities	$2,007,400	$306,220,087	$—	$308,227,487

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF, Cl 3
$2,008,200	$—	$—	$(800)	$—	$2,007,400	$18,960	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 93.7%
BRAZIL — 91.1%
Consumer Discretionary — 6.0%
Direcional Engenharia	68,600	$218,307
MercadoLibre *	79	138,849
Vibra Energia	18,500	107,933
Vivara Participacoes	27,500	167,037
		632,126
Consumer Staples — 2.9%
Raia Drogasil	62,406	305,194

Energy — 14.9%
Petroleo Brasileiro - Petrobras ADR	80,816	1,343,970
PRIO *	21,700	230,568
		1,574,538
Financials — 35.9%
B3 - Brasil Bolsa Balcao	115,400	402,792
Banco Bradesco ADR	155,920	637,713
Banco BTG Pactual	40,100	479,009
BR Advisory Partners Participacoes	3,110	47,334
Itau Unibanco Holding ADR	131,541	1,190,446
NU Holdings, Cl A *	69,395	1,039,537
		3,796,831
Industrials — 6.0%
Embraer ADR	1,650	119,163
Localiza Rent a Car	17,000	168,264
WEG	35,700	345,977
		633,404
Information Technology — 1.0%
TOTVS	14,300	105,514

Materials — 12.7%
ERO Copper *	8,566	293,060
Suzano ADR	15,030	170,290
Vale ADR, Cl B	44,046	756,710

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Wheaton Precious Metals	756	$123,719
		1,343,779
Real Estate — 1.1%
Multiplan Empreendimentos Imobiliarios	16,200	111,194

Utilities — 10.6%
Axia Energia ADR	42,845	517,568
Cia Paranaense de Energia - Copel	34,942	404,978
Equatorial	24,000	197,069
		1,119,615
TOTAL BRAZIL		9,622,195
UNITED STATES — 2.6%
Consumer Staples — 1.7%
JBS NV *	10,835	181,085

Materials — 0.9%
Aura Minerals	1,167	98,553

TOTAL UNITED STATES		279,638
TOTAL COMMON STOCK (Cost $7,426,131)		9,901,833

PREFERRED STOCK — 4.7%
BRAZIL — 4.7%
Financials — 4.7%
Itausa (A)	176,952	492,381
Industrials — 0.0%
Localiza Rent a Car (A)	1	8
TOTAL BRAZIL		492,389
TOTAL PREFERRED STOCK (Cost $313,312)		492,389
TOTAL INVESTMENTS — 98.4% (Cost $7,739,443)		$10,394,222

Percentages are based on Net Assets of $10,566,148.

*	Non-income producing security.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Brazil Active ETF

(A)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,901,833	$—	$—	$9,901,833
Preferred Stock	492,381	8	—	492,389
Total Investments in Securities	$10,394,214	$8	$—	$10,394,222

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 99.0%
INDIA — 96.2%
Communication Services — 5.0%
Bharti Airtel	145,081	$2,996,944

Consumer Discretionary — 11.0%
Eicher Motors	15,230	1,341,008
Eternal *	434,746	1,176,988
FSN E-Commerce Ventures *	286,998	837,496
Maruti Suzuki India	7,790	1,272,156
Titan	43,124	2,051,295
		6,678,943
Consumer Staples — 5.8%
Avenue Supermarts *	32,647	1,380,719
United Spirits	138,597	2,103,568
		3,484,287
Energy — 10.1%
Bharat Petroleum	295,752	1,252,885
Reliance Industries GDR	79,175	4,853,428
		6,106,313
Financials — 33.8%
Axis Bank	232,943	3,543,450
Central Depository Services India	62,104	868,454
Federal Bank	389,808	1,284,774
General Insurance Corp of India	266,694	1,122,899
Go Digit General Insurance *	315,069	1,162,770
HDFC Bank	498,251	4,861,954
ICICI Bank ADR	149,311	4,555,479
SBI Life Insurance	73,294	1,641,247
Shriram Finance	119,483	1,417,622
		20,458,649
Health Care — 3.4%
Apollo Hospitals Enterprise	23,669	2,034,895

Industrials — 7.4%
Adani Ports & Special Economic Zone	56,848	950,422
InterGlobe Aviation	14,320	759,819

Schedule of Investments	February 28, 2026 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	58,843	$2,767,184
		4,477,425
Information Technology — 7.4%
Infosys ADR	172,198	2,486,539
Tata Consultancy Services	69,220	2,006,687
		4,493,226
Materials — 6.2%
Steel Authority of India	831,947	1,515,362
UltraTech Cement	16,147	2,249,988
		3,765,350
Real Estate — 2.8%
Prestige Estates Projects	112,149	1,717,190

Utilities — 3.3%
NTPC	481,559	2,021,488

TOTAL INDIA		58,234,710
UNITED STATES — 2.8%
Industrials — 2.8%
Timken	15,724	1,704,167

TOTAL COMMON STOCK (Cost $58,635,535)		59,938,877
TOTAL INVESTMENTS — 99.0% (Cost $58,635,535)		$59,938,877

Percentages are based on Net Assets of $60,564,729.

*	Non-income producing security.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X India Active ETF

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 91.1%
Bermuda — 0.8%
Financials — 0.8%
RenaissanceRe Holdings 5.800%, 04/01/35	$1,440,000	$1,508,914
Brazil — 1.6%
Materials — 1.6%
Suzano Austria GmbH 3.750%, 01/15/31	3,100,000	2,948,989
Canada — 4.3%
Communication Services — 1.6%
Rogers Communications
5.000%, 02/15/29	1,440,000	1,473,168
3.200%, 03/15/27	1,440,000	1,429,456
		2,902,624
Energy — 0.6%
South Bow USA Infrastructure Holdings 5.026%, 10/01/29	1,152,000	1,177,924
Financials — 2.1%
Brookfield Asset Management 4.653%, 11/15/30	1,728,000	1,746,586
Fairfax Financial Holdings 3.375%, 03/03/31	2,304,000	2,196,166
		3,942,752
		8,023,300
United States — 84.4%
Communication Services — 5.0%
AT&T
6.000%, 04/30/56	1,008,000	1,016,699
3.650%, 09/15/59	2,880,000	1,938,493
3.500%, 06/01/41	1,440,000	1,155,636
Meta Platforms 4.600%, 11/15/32	1,440,000	1,464,153
Verizon Communications 2.650%, 11/20/40	3,888,000	2,833,089
Walt Disney 6.650%, 11/15/37	864,000	998,059
		9,406,129

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — 5.3%
Amazon.com
4.250%, 08/22/57	$864,000	$696,797
2.875%, 05/12/41	1,440,000	1,105,790
2.100%, 05/12/31	1,008,000	918,007
General Motors
5.950%, 04/01/49	1,440,000	1,418,751
5.600%, 10/15/32	2,160,000	2,275,863
Home Depot 4.750%, 06/25/29	864,000	889,770
McDonald’s MTN 6.300%, 10/15/37	1,152,000	1,301,009
Royal Caribbean Cruises 5.375%, 01/15/36	1,152,000	1,176,622
		9,782,609
Consumer Staples — 3.3%
Altria Group 3.400%, 02/04/41	3,600,000	2,823,255
JBS 7.250%, 11/15/53	2,880,000	3,292,969
		6,116,224
Energy — 7.3%
BP Capital Markets America 3.060%, 06/17/41	1,440,000	1,120,860
ConocoPhillips 5.500%, 01/15/55	576,000	565,645
Diamondback Energy 5.750%, 04/18/54	1,440,000	1,405,424
EOG Resources
5.350%, 01/15/36	432,000	448,952
4.400%, 01/15/31	1,152,000	1,165,497
Expand Energy 4.750%, 02/01/32	1,152,000	1,150,099
Hess 4.300%, 04/01/27	1,152,000	1,156,603
MPLX 6.200%, 09/15/55	1,440,000	1,463,041
Targa Resources 4.350%, 01/15/29	864,000	871,035
Western Midstream Operating 5.250%, 02/01/50	1,584,000	1,375,676

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Williams
6.300%, 04/15/40	$1,440,000	$1,569,983
3.500%, 11/15/30	1,440,000	1,395,311
		13,688,126
Financials — 27.0%
Affiliated Managers Group 5.500%, 02/15/36	1,440,000	1,451,793
Berkshire Hathaway Finance 2.500%, 01/15/51	1,728,000	1,042,653
Burlington Northern Santa Fe 5.550%, 03/15/56	1,440,000	1,445,144
Citizens Financial Group 5.718%, SOFR + 1.910%, 07/23/32(A)	1,152,000	1,213,563
Global Payments 3.200%, 08/15/29	3,168,000	3,038,062
Globe Life 5.850%, 09/15/34	1,008,000	1,057,219
Goldman Sachs Group
5.734%, SOFR + 1.696%, 01/28/56(A)	1,440,000	1,457,857
4.153%, SOFR + 0.900%, 10/21/29(A)	1,440,000	1,440,451
2.650%, SOFR + 1.264%, 10/21/32(A)	5,040,000	4,589,817
KeyCorp 5.305%, SOFR + 1.367%, 01/28/37(A)	1,440,000	1,452,745
M&T Bank 6.082%, SOFR + 2.260%, 03/13/32(A)	1,440,000	1,540,635
MetLife 5.250%, 01/15/54	720,000	676,395
Morgan Stanley
6.407%, SOFR + 1.830%, 11/01/29(A)	5,328,000	5,641,336
5.516%, SOFR + 1.710%, 11/19/55(A)	1,440,000	1,436,221
PNC Financial Services Group
5.575%, SOFR + 1.394%, 01/29/36(A)	2,448,000	2,576,446
5.492%, SOFR + 1.198%, 05/14/30(A)	2,448,000	2,556,594
S&P Global 2.900%, 03/01/32	2,880,000	2,678,720
Santander Holdings USA
6.342%, SOFR + 2.138%, 05/31/35(A)	864,000	930,574
5.353%, SOFR + 1.940%, 09/06/30(A)	1,872,000	1,926,068
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/29(A)	2,448,000	2,635,375
4.597%, SOFR + 0.965%, 01/27/32(A)	2,880,000	2,910,470

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Wells Fargo 3.068%, SOFR + 2.530%, 04/30/41(A)	$2,880,000	$2,248,373
Wells Fargo MTN 2.879%, TSFR3M + 1.432%, 10/30/30(A)	3,600,000	3,445,582
		49,392,093
Health Care — 7.7%
Biogen 5.750%, 05/15/35	1,728,000	1,842,660
Bristol-Myers Squibb 4.125%, 06/15/39	3,600,000	3,309,116
Gilead Sciences
5.500%, 11/15/54	2,160,000	2,152,921
5.100%, 06/15/35	3,168,000	3,279,673
Royalty Pharma 3.550%, 09/02/50	2,880,000	2,040,739
UnitedHealth Group 4.650%, 01/15/31	1,440,000	1,471,882
		14,096,991
Industrials — 5.1%
Flowserve 3.500%, 10/01/30	4,320,000	4,168,922
GATX 6.050%, 06/05/54	1,008,000	1,042,365
Regal Rexnord
6.400%, 04/15/33	720,000	782,875
6.050%, 04/15/28	3,168,000	3,284,970
		9,279,132
Information Technology — 10.5%
Accenture Capital 4.050%, 10/04/29	2,880,000	2,897,231
Advanced Micro Devices 4.393%, 06/01/52	2,160,000	1,850,527
Amphenol 2.200%, 09/15/31	3,600,000	3,263,792
Analog Devices 2.950%, 10/01/51	2,880,000	1,904,964
Broadcom 4.750%, 04/15/29	2,880,000	2,946,845
KLA 4.950%, 07/15/52	2,160,000	2,001,313

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Information Technology — continued
Micron Technology 5.300%, 01/15/31	$2,880,000	$3,024,840
Synopsys 5.700%, 04/01/55	1,440,000	1,439,168
		19,328,680
Materials — 0.6%
DuPont de Nemours 5.419%, 11/15/48	1,152,000	1,101,770

Real Estate — 5.1%
American Tower 4.700%, 12/15/32	2,880,000	2,913,138
GLP Capital 5.750%, 06/01/28	1,728,000	1,771,022
Host Hotels & Resorts 5.700%, 06/15/32	2,160,000	2,275,482
VICI Properties 4.750%, 04/01/28	2,304,000	2,326,636
		9,286,278
Utilities — 7.5%
AEP Transmission 5.375%, 06/15/35	1,440,000	1,504,833
Ameren 5.375%, 03/15/35	1,152,000	1,189,537
Atmos Energy 5.450%, 01/15/56	2,160,000	2,129,190
CenterPoint Energy Houston Electric 4.450%, 10/01/32	1,440,000	1,449,805
Exelon 5.600%, 03/15/53	864,000	838,574
Georgia Power 4.750%, 09/01/40	1,584,000	1,527,401
NextEra Energy Capital Holdings 5.300%, 03/15/32	1,008,000	1,056,621
NiSource 5.850%, 04/01/55	1,008,000	1,016,673
Pacific Gas and Electric 5.550%, 05/15/29	1,008,000	1,047,955

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
Public Service Enterprise Group 2.450%, 11/15/31	$2,160,000	$1,957,627
		13,718,216
		155,196,248
TOTAL CORPORATE OBLIGATIONS (Cost $166,124,186)		167,677,451

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds
4.625%, 11/15/2045	2,500,000	2,516,406
4.625%, 11/15/2055	1,000,000	998,281
		3,514,687
U.S. Treasury Notes
4.125%, 01/31/2027	3,000,000	3,015,492
3.875%, 09/30/2032	6,500,000	6,569,063
		9,584,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,914,514)		13,099,242
TOTAL INVESTMENTS — 98.2% (Cost $179,038,700)		$180,776,693

Percentages are based on Net Assets of $184,155,332.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CJSC — Closed Joint Stock Company

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-1200

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 2.9%
Communication Services — 0.2%
Grindr *	15,918	$181,146

Consumer Discretionary — 2.7%
Sea ADR *	25,580	2,774,151

TOTAL SINGAPORE		2,955,297
UNITED STATES — 97.0%
Communication Services — 20.3%
Alphabet, Cl A	18,662	5,818,065
Angi, Cl A *	22,396	174,241
Cargurus, Cl A *	10,740	329,718
Cars.com *	25,051	213,936
Match Group	17,021	537,864
Meta Platforms, Cl A	5,290	3,428,872
Netflix *	31,025	2,985,846
Snap, Cl A *	98,454	512,945
Spotify Technology *	5,210	2,682,837
TripAdvisor *	25,245	255,227
Walt Disney	33,045	3,504,092
Yelp, Cl A *	8,201	182,800
ZipRecruiter, Cl A *	53,128	96,162
		20,722,605
Consumer Discretionary — 46.9%
Airbnb, Cl A *	25,550	3,452,060
Amazon.com *	15,824	3,323,040
AutoNation *	2,680	523,029
Booking Holdings	648	2,747,099
Capri Holdings *	21,680	444,657
CarMax *	10,453	451,256
Carter’s	8,138	273,030
Carvana, Cl A *	9,154	3,058,901
Chipotle Mexican Grill, Cl A *	58,731	2,185,968
Columbia Sportswear	4,388	271,793
Coursera *	43,850	281,078
Dick’s Sporting Goods	3,843	782,550
DoorDash, Cl A *	16,293	2,875,226
eBay	31,752	2,884,987

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Etsy *	7,276	$399,307
Expedia Group	8,403	1,812,443
Graham Holdings, Cl B	305	321,229
Home Depot	8,056	3,067,080
Laureate Education, Cl A *	14,688	475,010
Life Time Group Holdings *	14,244	384,588
Lowe’s	12,757	3,375,119
Lululemon Athletica *	7,886	1,460,251
NIKE, Cl B	50,693	3,152,091
Peloton Interactive, Cl A *	53,872	216,565
Perdoceo Education	10,782	359,580
Planet Fitness, Cl A *	5,737	471,294
Starbucks	33,887	3,321,604
Strategic Education	3,493	287,404
Stride *	2,958	249,596
Sweetgreen, Cl A *	13,848	76,856
Torrid Holdings *	57,686	58,840
Under Armour, Cl A *	54,526	404,583
Urban Outfitters *	6,296	416,795
VF	27,654	537,041
Victoria’s Secret *	16,024	1,004,705
Wayfair, Cl A *	11,159	851,766
Williams-Sonoma	8,431	1,733,835
		47,992,256
Consumer Staples — 5.2%
Celsius Holdings *	17,594	943,214
Costco Wholesale	2,971	3,003,057
Maplebear *	17,946	673,154
Natural Grocers by Vitamin Cottage	6,224	168,235
Sprouts Farmers Market *	6,664	492,270
		5,279,930
Financials — 7.7%
Block, Cl A *	38,117	2,428,053
Fiserv *	13,833	861,657
LendingClub *	31,467	469,173
Nelnet, Cl A	2,660	344,364
PayPal Holdings	47,037	2,173,580

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	14,300	$267,982
SoFi Technologies *	74,713	1,326,903
		7,871,712
Health Care — 0.4%
Hims & Hers Health *	14,595	211,919
Omada Health Inc *	14,216	174,573
		386,492
Industrials — 3.8%
Avis Budget Group *	4,304	419,253
Lyft, Cl A *	27,830	385,167
Uber Technologies *	41,500	3,129,930
		3,934,350
Information Technology — 6.0%
Apple	15,662	4,137,587
Intuit	4,964	2,030,425
		6,168,012
Real Estate — 6.7%
AvalonBay Communities ‡	9,719	1,722,498
Camden Property Trust ‡	7,241	784,490
Centerspace ‡	4,814	302,801
Equity Residential ‡	25,921	1,638,466
Independence Realty Trust ‡	15,707	260,265
Invitation Homes ‡	41,654	1,097,166
UDR ‡	22,609	847,838
Zillow Group, Cl A *	4,509	202,003
		6,855,527
TOTAL UNITED STATES		99,210,884
TOTAL COMMON STOCK (Cost $115,374,284)		102,166,181

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
SHORT-TERM INVESTMENT(A)(B) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $317,860)	317,860	$317,860
TOTAL INVESTMENTS — 100.2% (Cost $115,692,144)		$102,484,041

Percentages are based on Net Assets of $102,243,275.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $317,890. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.6%
Health Care — 0.6%
Cochlear	3,858	$547,160

BELGIUM — 4.5%
Health Care — 4.2%
UCB	12,486	3,719,441

Real Estate — 0.3%
Aedifica ‡	3,008	279,327

TOTAL BELGIUM		3,998,768
CANADA — 0.7%
Health Care — 0.7%
Chartwell Retirement Residences, Cl Trust Units	17,919	291,938
Sienna Senior Living	18,000	309,888
TOTAL CANADA		601,826
CHINA — 2.9%
Health Care — 2.9%
AK Medical Holdings	263,689	217,096
Hansoh Pharmaceutical Group	347,443	1,552,848
Lifetech Scientific *	1,160,792	243,373
Luye Pharma Group *	855,624	283,306
Microport Scientific *	232,802	325,595

TOTAL CHINA		2,622,218
DENMARK — 3.3%
Consumer Discretionary — 0.3%
GN Store Nord *	15,094	223,357

Health Care — 3.0%
Demant *	12,535	389,837
Genmab *	3,892	1,136,909

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	31,530	$1,185,365
		2,712,111
TOTAL DENMARK		2,935,468
FRANCE — 0.2%
Health Care — 0.2%
Clariane *	47,052	226,105

GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care	17,202	801,241

ITALY — 0.2%
Health Care — 0.2%
Amplifon	13,290	206,734

JAPAN — 6.9%
Health Care — 6.9%
Astellas Pharma	106,129	1,768,420
Chugai Pharmaceutical	45,175	3,025,170
Nipro	22,569	229,918
Terumo	86,865	1,173,964

TOTAL JAPAN		6,197,472
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare *	140,981	210,643

SOUTH KOREA — 2.6%
Health Care — 2.6%
Celltrion	12,920	2,142,106
Dentium *	4,154	145,831

TOTAL SOUTH KOREA		2,287,937

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	2,414	$228,728

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	41,973	270,048

SWITZERLAND — 5.2%
Health Care — 5.2%
Sandoz Group	25,830	2,284,581
Sonova Holding	3,499	918,598
Straumann Holding	9,351	1,125,938
Ypsomed Holding	801	278,092

TOTAL SWITZERLAND		4,607,209
UNITED KINGDOM — 4.7%
Health Care — 4.7%
AstraZeneca	15,434	3,217,217
Smith & Nephew PLC	51,300	945,926

TOTAL UNITED KINGDOM		4,163,143
UNITED STATES — 66.3%
Health Care — 58.7%
AbbVie	11,405	2,646,872
ACADIA Pharmaceuticals *	14,178	348,212
agilon health *	36,470	21,492
Agios Pharmaceuticals *	8,124	245,589
Alcon	23,512	2,044,096
Alphatec Holdings *	21,191	288,622
Amgen	7,146	2,773,791
BeOne Medicines ADR *	5,772	1,829,666
Boston Scientific *	22,060	1,695,311
Bristol-Myers Squibb	37,666	2,349,229
Brookdale Senior Living *	38,990	596,547
CG oncology *	12,816	753,581
DaVita *	4,668	729,608
Denali Therapeutics *	17,433	369,231

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	22,920	$1,683,016
Edwards Lifesciences *	29,871	2,582,945
Eli Lilly	2,759	2,902,440
Embecta	17,331	177,816
Ensign Group	3,338	714,900
Exact Sciences *	10,862	1,122,914
Exelixis *	16,332	719,588
Glaukos *	3,296	396,838
Halozyme Therapeutics *	7,213	501,520
Incyte *	11,319	1,146,275
Insulet *	4,115	1,014,800
Integer Holdings *	1,938	167,986
Johnson & Johnson	13,355	3,317,783
LivaNova PLC *	5,889	415,763
MannKind *	43,279	141,955
Medtronic PLC	24,413	2,384,174
Merck	25,377	3,142,180
Merit Medical Systems *	3,456	266,734
National HealthCare	2,240	366,240
Neurocrine Biosciences *	5,821	769,827
Novocure *	13,030	178,120
Regeneron Pharmaceuticals	3,596	2,810,885
Roche Holding	6,477	3,212,181
Stryker	5,937	2,300,350
Teleflex	2,600	317,356
Theravance Biopharma *	24,020	438,365
United Therapeutics *	2,628	1,324,249
Zimmer Biomet Holdings	11,625	1,144,365
		52,353,412
Real Estate — 7.6%
LTC Properties ‡	6,095	241,850
National Health Investors ‡	2,916	245,148
Omega Healthcare Investors ‡	16,468	794,910
Sabra Health Care REIT ‡	13,924	286,138
Ventas ‡	25,564	2,202,594

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	14,679	$3,040,315
		6,810,955
TOTAL UNITED STATES		59,164,367
TOTAL COMMON STOCK (Cost $79,083,855)		89,069,067
TOTAL INVESTMENTS — 99.8% (Cost $79,083,855)		$89,069,067

Percentages are based on Net Assets of $89,278,056.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 2.3%
Financials — 2.0%
HUB24	46,217	$3,221,202
Zip *	743,500	1,012,026
		4,233,228
Information Technology — 0.3%
IRESS	105,932	563,175

TOTAL AUSTRALIA		4,796,403
BRAZIL — 1.8%
Financials — 1.8%
Pagseguro Digital, Cl A	119,462	1,267,492
StoneCo, Cl A *	158,673	2,665,706

TOTAL BRAZIL		3,933,198
CANADA — 1.7%
Information Technology — 1.7%
Bitfarms *(A)	254,250	559,350
Hut 8 *(A)	58,878	3,134,174

TOTAL CANADA		3,693,524
CHINA — 1.2%
Financials — 1.1%
Lufax Holding ADR *	494,660	1,286,116
OSL Group *(A)	356,300	729,258
Yeahka *(A)	259,300	267,847
		2,283,221
Information Technology — 0.1%
Linklogis, Cl B (A)	1,122,300	311,346

TOTAL CHINA		2,594,567
GERMANY — 0.2%
Financials — 0.2%
Hypoport *(A)	3,906	424,284

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.3%
Financials — 0.3%
Etoro Group, Cl A *	22,238	$682,039

ITALY — 1.4%
Financials — 1.4%
Nexi (A)	700,696	2,877,374

NETHERLANDS — 4.5%
Financials — 4.5%
Adyen *	8,078	9,488,045

NEW ZEALAND — 2.4%
Information Technology — 2.4%
Xero *	87,192	5,166,114

SOUTH KOREA — 1.7%
Financials — 1.7%
Kakaopay *	76,543	3,559,768

SWITZERLAND — 1.9%
Information Technology — 1.9%
Temenos	42,915	3,989,887

TAIWAN — 0.2%
Financials — 0.2%
Line Pay	38,000	512,576

UNITED KINGDOM — 3.2%
Financials — 3.2%
Wise PLC, Cl A *	584,744	6,764,886

UNITED STATES — 76.4%
Financials — 49.4%
Affirm Holdings, Cl A *	160,359	7,533,666
Block, Cl A *	182,476	11,623,721

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cantaloupe *	41,360	$431,798
Coinbase Global, Cl A *	67,928	11,945,139
Fidelity National Information Services	206,702	10,533,534
Fiserv *	65,747	4,095,381
Flywire *	69,459	855,040
Galaxy Digital, Cl A *(A)	71,299	1,466,913
Global Payments	108,954	8,330,623
Jack Henry & Associates	41,854	6,799,601
Lemonade *	41,561	2,150,366
LendingClub *	64,717	964,930
LendingTree *	7,542	281,845
Open Lending, Cl A *	64,799	86,183
Paymentus Holdings, Cl A *	13,816	338,078
Payoneer Global *	205,565	888,041
PayPal Holdings	213,712	9,875,632
Paysafe *(A)	34,128	213,641
Sezzle *(A)	19,315	1,409,029
Shift4 Payments, Cl A *(A)	38,689	1,705,024
SoFi Technologies *	629,643	11,182,460
Toast, Cl A *	283,653	7,746,563
Upstart Holdings *(A)	53,488	1,456,478
Virtu Financial, Cl A	49,434	2,047,062
Webull *(A)	189,463	1,100,780
		105,061,528
Health Care — 1.8%
HealthEquity *	49,459	3,783,119

Industrials — 4.5%
SS&C Technologies Holdings	129,013	9,713,389

Information Technology — 20.7%
ACI Worldwide *	60,129	2,385,919
BILL Holdings *	58,180	2,589,592
Blend Labs, Cl A *	142,807	239,916
Cipher Digital *(A)	206,349	3,219,044
Circle Internet Group, Cl A *(A)	99,909	8,336,407
Core Scientific *(A)	167,867	2,848,703
Guidewire Software *	47,666	6,926,823

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
I3 Verticals, Cl A *	13,175	$294,856
Intuit	24,008	9,819,992
MARA Holdings *(A)	197,369	1,764,479
Mitek Systems *	25,193	367,314
nCino *	66,081	1,066,547
Pagaya Technologies, Cl A *	34,719	388,506
Riot Platforms *	199,877	3,255,996
Vertex, Cl A *	40,866	591,740
		44,095,834
TOTAL UNITED STATES		162,653,870
URUGUAY — 0.5%
Financials — 0.5%
Dlocal, Cl A	86,057	1,053,338

TOTAL COMMON STOCK (Cost $324,061,193)		212,189,873

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.0%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,864,291 (collateralized by various U.S. Government Obligations, ranging in par value $1,398 - $347,668, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $1,894,249)	$1,863,721	1,863,721
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $356,263 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $165 - $69,811, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $361,954)	356,155	356,155

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,983,300 (collateralized by various U.S. Treasury Obligations, ranging in par value $80 - $727,011, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $2,015,161)	$1,982,682	$1,982,682
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,864,291 (collateralized by various U.S. Government Obligations, ranging in par value $2,486 - $1,896,954, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $1,893,577)	1,863,721	1,863,721
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,864,299 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,819 - $245,929, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $1,895,038)	1,863,721	1,863,721
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $507,101 (collateralized by various U.S. Treasury Obligations, ranging in par value $137 - $278,584, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $514,732)	506,947	506,947
TOTAL REPURCHASE AGREEMENTS (Cost $8,436,947)		8,436,947
TOTAL INVESTMENTS — 103.7% (Cost $332,498,140)		$220,626,820

Percentages are based on Net Assets of $212,788,010.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X FinTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $18,469,016.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $8,436,947. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $11,028,185.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	211,677,297	$512,576	$—	$212,189,873
Repurchase Agreements	—	8,436,947	—	8,436,947
Total Investments in Securities	$211,677,297	$8,949,523	$—	$220,626,820

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 1.2%
Information Technology — 1.2%
ams-OSRAM *	86,019	$958,003
Kontron (A)	56,852	1,576,090

TOTAL AUSTRIA		2,534,093
CANADA — 0.2%
Information Technology — 0.2%
BlackBerry *	118,199	400,695

CHINA — 1.7%
Information Technology — 1.7%
InnoScience Suzhou Technology Holding, Cl H *(A)	405,100	3,537,177

FRANCE — 1.5%
Industrials — 1.5%
Legrand	17,250	3,133,457

JAPAN — 1.6%
Information Technology — 1.5%
Nippon Ceramic	27,179	680,672
Renesas Electronics	123,935	2,356,849
		3,037,521
Utilities — 0.1%
Digital Grid *(A)	47,940	258,853

TOTAL JAPAN		3,296,374
NETHERLANDS — 1.8%
Information Technology — 1.8%
NXP Semiconductors	16,307	3,701,852

NORWAY — 1.2%
Information Technology — 1.2%
Nordic Semiconductor *	166,294	2,504,880

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 6.5%
Information Technology — 6.5%
STMicroelectronics	404,215	$13,558,784

SOUTH KOREA — 0.3%
Information Technology — 0.3%
LG CNS	11,738	607,912

SWITZERLAND — 3.6%
Industrials — 2.8%
ABB	63,351	5,916,220

Information Technology — 0.8%
Landis+Gyr Group	24,912	1,707,122

TOTAL SWITZERLAND		7,623,342
TAIWAN — 8.9%
Information Technology — 8.9%
Advantech	745,183	8,034,157
eMemory Technology	64,432	5,222,933
MediaTek	76,080	4,741,136
Nexcom International	188,000	424,658
Sercomm	124,650	331,884

TOTAL TAIWAN		18,754,768
UNITED STATES — 71.3%
Communication Services — 0.9%
Globalstar *	23,362	1,454,752
Iridium Communications	17,082	409,114
		1,863,866
Consumer Discretionary — 8.4%
ADT	708,267	5,680,301
Garmin	47,367	11,975,799
		17,656,100
Health Care — 4.8%
Beta Bionics *(A)	34,797	439,486

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	132,180	$9,705,977
		10,145,463
Industrials — 13.6%
Emerson Electric	30,061	4,531,696
Honeywell International	16,565	4,035,068
Johnson Controls International PLC	43,153	6,226,978
Resideo Technologies *	28,409	1,099,428
Rockwell Automation	7,447	3,034,280
Schneider Electric	14,456	4,722,744
Sensata Technologies Holding	128,891	4,812,790
		28,462,984
Information Technology — 43.4%
Alarm.com Holdings *	42,781	2,047,071
Ambarella *	35,946	2,168,982
Analog Devices	15,696	5,584,480
Arlo Technologies *	88,350	1,386,211
Badger Meter	25,359	3,865,472
Belden	34,703	4,972,940
Cisco Systems	55,159	4,382,934
Digi International *	31,790	1,551,988
GLOBALFOUNDRIES *(A)	36,605	1,740,568
Impinj *	24,597	3,017,068
InterDigital (A)	2,495	914,492
International Business Machines	14,075	3,380,956
Itron *	38,941	3,658,507
Lattice Semiconductor *	118,975	11,376,389
NETGEAR *	24,813	511,644
Powerfleet NJ *	113,589	405,513
PTC *	7,942	1,243,638
Qorvo *	7,350	609,315
QUALCOMM	22,413	3,190,715
Rambus *	92,236	9,192,240
Samsara, Cl A *	232,202	6,710,638
Semtech *	16,206	1,462,105
Silicon Laboratories *	27,981	5,722,954
Skyworks Solutions	138,759	8,267,261
SmartRent, Cl A *	414,204	629,590

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synaptics *	33,774	$2,751,230
		90,744,901
Materials — 0.2%
Solstice Advanced Materials	4,154	326,131

TOTAL UNITED STATES		149,199,445
TOTAL COMMON STOCK (Cost $176,180,606)		208,852,779

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.4%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $633,539 (collateralized by various U.S. Government Obligations, ranging in par value $475 - $118,147, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $643,719)	$633,345	633,345
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $120,231 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $56 - $23,560, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $122,151)	120,194	120,194
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $673,981 (collateralized by various U.S. Treasury Obligations, ranging in par value $27 - $247,059, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $684,808)	673,771	673,771

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $633,539 (collateralized by various U.S. Government Obligations, ranging in par value $845 - $644,639, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $643,491)	$633,345	$633,345
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $633,541 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $618 - $83,573, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $643,988)	633,345	633,345
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $173,167 (collateralized by various U.S. Treasury Obligations, ranging in par value $47 - $95,132, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $175,772)	173,114	173,114
TOTAL REPURCHASE AGREEMENTS (Cost $2,867,114)		2,867,114
TOTAL INVESTMENTS — 101.2% (Cost $179,047,720)		$211,719,893

Percentages are based on Net Assets of $209,276,534.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $2,736,776.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $2,867,114. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $164,095.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$190,098,011	$18,754,768	$—	$208,852,779
Repurchase Agreements	—	2,867,114	—	2,867,114
Total Investments in Securities	$190,098,011	$21,621,882	$—	$211,719,893

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 1.0%
Industrials — 1.0%
ATS *	1,142,772	$36,490,612

CHINA — 7.1%
Consumer Discretionary — 1.7%
Hesai Group ADR *(A)	1,144,653	30,848,398
IMotion Automotive Technology Suzhou, Cl H *	2,561,117	1,823,721
Minieye Technology, Cl H *(A)	3,356,600	5,741,556
WeRide ADR *(A)	3,010,204	21,041,326
		59,455,001
Health Care — 1.2%
Shanghai MicroPort MedBot Group, Cl H *(A)	11,788,300	42,106,723

Industrials — 2.2%
Shenzhen Dobot, Cl H *(A)	3,947,600	19,550,894
UBTech Robotics, Cl H *	3,871,327	60,132,601
		79,683,495
Information Technology — 2.0%
AInnovation Technology Group, Cl H *	6,614,000	4,227,738
Pony AI ADR *(A)	2,900,163	41,588,337
RoboSense Technology *(A)	5,412,100	24,977,380
		70,793,455
TOTAL CHINA		252,038,674
FINLAND — 2.1%
Industrials — 2.1%
Hiab, Cl B	649,757	37,391,560
Kalmar, Cl B	642,269	36,899,983

TOTAL FINLAND		74,291,543
JAPAN — 32.2%
Industrials — 23.1%
Daifuku (A)	4,501,591	186,608,787
FANUC	7,537,329	343,398,054
Hirata (A)	380,853	7,452,400
Shibaura Machine	293,253	8,677,847

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	333,101	$160,912,586
Yaskawa Electric (A)	3,160,624	111,646,702
		818,696,376
Information Technology — 9.1%
Keyence	533,488	225,730,775
Omron	2,444,404	86,926,059
PKSHA Technology *(A)	377,217	8,251,056
		320,907,890
TOTAL JAPAN		1,139,604,266
NORWAY — 1.3%
Industrials — 1.3%
AutoStore Holdings *	40,468,867	46,367,298

SOUTH KOREA — 6.5%
Health Care — 0.1%
Angel Robotics *	176,348	4,223,280

Industrials — 5.4%
Doosan Robotics *	761,524	56,379,775
Rainbow Robotics *	228,043	136,334,362
		192,714,137
Information Technology — 1.0%
Robotis *	172,060	34,507,689

TOTAL SOUTH KOREA		231,445,106
SWITZERLAND — 11.3%
Health Care — 0.8%
Tecan Group	150,825	26,711,352

Industrials — 10.5%
ABB	3,984,192	372,075,508

TOTAL SWITZERLAND		398,786,860

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.4%
Information Technology — 1.4%
Renishaw PLC	858,382	$49,624,127

UNITED STATES — 36.8%
Consumer Discretionary — 0.2%
Serve Robotics *(A)	569,736	5,691,663

Energy — 0.5%
Helix Energy Solutions Group *	1,773,112	16,294,899

Financials — 0.8%
Upstart Holdings *(A)	1,105,505	30,102,901

Health Care — 6.8%
Intuitive Surgical *	408,549	205,708,507
Omnicell *	549,255	22,574,380
PROCEPT BioRobotics *(A)	644,204	14,616,989
		242,899,876
Industrials — 7.1%
AeroVironment *(A)	333,289	84,072,150
JBT Marel .	611,915	94,234,910
Richtech Robotics, Cl B *(A)	875,851	2,180,869
Symbotic, Cl A *	1,271,992	69,679,722
		250,167,651
Information Technology — 21.4%
Appian, Cl A *	504,568	13,456,829
C3.ai, Cl A *(A)	1,475,149	11,727,434
Cerence *	507,323	4,012,925
Cognex	2,006,045	109,128,848
Dynatrace *	2,309,475	82,956,342
NVIDIA	1,990,248	352,652,043
Pegasystems	2,026,252	88,608,000
SoundHound AI, Cl A *(A)	4,256,371	36,604,791

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
UiPath, Cl A *	5,511,503	$59,138,427
		758,285,639
TOTAL UNITED STATES		1,303,442,629
TOTAL COMMON STOCK (Cost $2,955,991,453)		3,532,091,115

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.7%
Bank of America Securities, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $9,994,476 (collateralized by various U.S. Treasury Obligations, ranging in par value $42,020 - $9,220,171, 0.000% - 4.000%, 01/15/2027 - 05/15/2042, with a total market value of $10,099,148)	$9,991,429	9,991,429
Cantor Fitzgerald Securities 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $36,768,254 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,454 - $10,524,592, 0.000% - 6.922%, 07/09/2026 - 01/20/2076, with a total market value of $37,362,716)	36,757,012	36,757,012
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $36,791,947 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17,085 - $7,209,543, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $37,379,685)	36,780,760	36,780,760

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $39,140,663 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,588 - $14,347,647, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $39,769,438)	$39,128,468	$39,128,468
JP Morgan Securities LLC 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $7,067,851 (collateralized by various U.S. Government Obligations, ranging in par value $8,302 - $4,487,552, 2.000% - 7.500%, 06/01/2037 - 12/01/2055, with a total market value of $7,182,003)	7,065,690	7,065,690
Nomura Securities International, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $36,791,978 (collateralized by various U.S. Government Obligations, ranging in par value $150,213 - $26,834,762, 5.000% - 6.000%, 01/20/2053 - 12/01/2055, with a total market value of $37,374,741)	36,780,760	36,780,760
TOTAL REPURCHASE AGREEMENTS (Cost $166,504,119)		166,504,119
TOTAL INVESTMENTS — 104.4% (Cost $3,122,495,572)		$3,698,595,234

Percentages are based on Net Assets of $3,543,143,339.

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
NASDAQ 100 Index E-Mini	22	Mar-2026	$11,161,513	$11,002,090	$(159,423)

*	Non-income producing security.

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $210,988,693.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $166,504,119. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $54,112,491.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,497,583,426	$34,507,689	$—	$3,532,091,115
Repurchase Agreements	—	166,504,119	—	166,504,119
Total Investments in Securities	$3,497,583,426	$201,011,808	$—	$3,698,595,234

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(159,423)	$—	$—	$(159,423)
Total Other Financial Instruments	$(159,423)	$—	$—	$(159,423)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.7%
TopBuild *	193,065	$86,551,039
Industrials — 74.3%
Acuity Brands	209,993	63,331,789
Advanced Drainage Systems	534,589	91,596,479
AECOM	905,664	88,736,959
Arcosa	337,030	36,223,984
Argan	94,787	42,772,634
Astec Industries	699,067	43,405,070
ATI *	932,184	152,495,981
Atkore	474,806	30,724,696
Builders FirstSource *	759,092	79,165,705
Carlisle	287,035	113,312,807
Carpenter Technology	342,123	136,188,903
Centuri Holdings *	1,227,736	38,059,816
Columbus McKinnon	1,641,617	31,157,891
Construction Partners, Cl A *	328,839	44,186,096
Crane	396,158	79,441,564
CSW Industrials	114,571	33,721,682
CSX	9,758,773	416,602,019
Custom Truck One Source *	5,275,401	37,771,871
Deere	668,763	421,126,749
DNOW *	2,381,470	28,053,717
DXP Enterprises *	264,628	36,643,039
Dycom Industries *	199,116	83,632,702
Eaton PLC	1,044,766	392,748,435
EMCOR Group	307,914	223,120,643
Emerson Electric	2,323,883	350,325,362
Everus Construction Group *	378,998	45,809,488
Exponent	462,778	33,680,983
Fastenal	7,798,524	359,044,045
Fortive	2,180,377	129,078,318
Gibraltar Industries *	682,215	31,027,138
Gorman-Rupp	647,182	41,568,500
Graco	1,139,615	107,032,641
Granite Construction	299,654	40,291,477
Greenbrier	685,469	38,674,161
Herc Holdings	228,487	31,940,198
Howmet Aerospace	1,603,391	420,938,239
Hubbell, Cl B	364,735	186,609,368

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	514,454	$107,762,679
Insteel Industries	1,024,850	38,206,408
Jacobs Solutions	810,557	111,743,388
Legence, Cl A *	716,877	41,614,710
Lincoln Electric Holdings	378,292	108,588,719
MasTec *	542,100	161,556,642
Mueller Industries	762,940	89,996,402
Mueller Water Products, Cl A	1,297,368	38,830,224
MYR Group *	139,022	37,530,379
Norfolk Southern	1,208,331	380,310,099
NWPX Infrastructure *	498,982	38,721,003
Parker-Hannifin	371,197	374,604,588
Pentair PLC	1,123,426	111,432,625
Powell Industries	83,456	43,697,562
Preformed Line Products	138,838	35,216,259
Primoris Services	370,835	55,892,251
Quanta Services	744,652	419,298,648
RBC Bearings *	217,327	125,162,966
Regal Rexnord	455,931	100,751,632
Rockwell Automation	820,623	334,362,841
SPX Technologies *	342,205	77,660,003
Sterling Infrastructure *	210,420	90,087,115
Terex	566,993	39,003,448
Tetra Tech	1,791,881	64,221,015
Titan Machinery *	2,013,394	39,241,049
Trane Technologies PLC	895,181	413,860,080
Trinity Industries	1,265,811	43,265,420
Tutor Perini	453,217	34,158,965
Union Pacific	1,508,947	399,840,776
United Rentals	364,940	306,549,600
Valmont Industries	135,349	62,251,066
Wabash National	3,372,393	34,229,789
WESCO International	334,403	96,809,669
Woodward	411,117	159,003,611
Zurn Elkay Water Solutions	1,149,891	58,621,443
		9,234,324,223
Information Technology — 1.4%
Badger Meter	202,875	30,924,236
Calix *	623,710	32,289,467

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	1,632,586	$109,171,026
		172,384,729
Materials — 20.1%
Alcoa	1,779,394	110,464,779
Amrize *	3,792,446	246,471,066
Century Aluminum *	720,595	37,153,878
Cleveland-Cliffs *	3,914,097	41,724,274
Commercial Metals	762,241	55,872,265
CRH PLC	2,803,800	336,399,924
Eagle Materials	220,519	49,352,152
Knife River *	459,357	40,873,586
Louisiana-Pacific	478,324	40,533,176
Martin Marietta Materials	413,826	279,982,257
Materion	233,530	38,079,402
Metallus *	1,710,534	29,079,078
Minerals Technologies	511,485	36,121,071
Nucor	1,572,071	278,067,918
Reliance	358,983	113,309,394
RPM International	879,981	100,423,432
Ryerson Holding	1,159,501	30,332,546
Steel Dynamics	1,002,293	193,572,847
Titan America	2,044,491	37,046,177
United States Lime & Minerals	266,785	30,456,176
Vulcan Materials	907,622	281,362,820
Westlake	881,282	92,869,497
		2,499,547,715
Utilities — 3.4%
MDU Resources Group	1,684,033	34,825,802
Sempra	4,072,122	392,023,185
		426,848,987
TOTAL COMMON STOCK (Cost $9,046,425,764)		12,419,656,693

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
SHORT-TERM INVESTMENT(A)(B) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $29,309,723)	29,309,723	$29,309,723
TOTAL INVESTMENTS — 100.1% (Cost $9,075,735,487)		$12,448,966,416

Percentages are based on Net Assets of $12,433,338,741.

*	Non-income producing security.
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $29,309,723. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 5.2%
Materials — 5.2%
IGO *	624,372	$3,835,553
Liontown *(A)	2,570,603	3,123,466
PLS Group *(A)	1,231,294	4,554,141
Rio Tinto PLC	73,728	7,270,703

TOTAL AUSTRALIA		18,783,863
CANADA — 1.8%
Information Technology — 0.9%
BlackBerry *	962,572	3,263,119

Materials — 0.9%
Lithium Americas *	644,277	3,259,531

TOTAL CANADA		6,522,650
CHILE — 1.1%
Materials — 1.1%
Sociedad Quimica y Minera de Chile ADR *	49,937	3,810,193

CHINA — 12.0%
Communication Services — 1.1%
Baidu ADR *(A)	32,778	4,078,894

Consumer Discretionary — 6.8%
BYD, Cl H	401,600	4,874,864
Geely Automobile Holdings	1,866,900	3,854,495
Li Auto, Cl A *(A)	480,700	4,224,942
Nexteer Automotive Group	4,050,800	3,873,613
NIO ADR *(A)	852,836	4,153,311
XPeng ADR, Cl A *(A)	198,645	3,488,206
		24,469,431
Information Technology — 2.0%
indie Semiconductor, Cl A *(A)	910,111	3,331,006
RoboSense Technology *(A)	784,728	3,621,598
		6,952,604

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Ganfeng Lithium Group, Cl H (A)	486,533	$4,279,318
Tianqi Lithium, Cl H *(A)	525,600	3,234,710
		7,514,028
TOTAL CHINA		43,014,957
FRANCE — 2.8%
Consumer Discretionary — 2.0%
Forvia *	228,437	3,258,146
Renault	100,613	3,814,446
		7,072,592
Materials — 0.8%
Eramet (A)	40,888	2,857,950

TOTAL FRANCE		9,930,542
GERMANY — 1.7%
Information Technology — 1.7%
Infineon Technologies	111,871	6,052,811

ISRAEL — 0.8%
Consumer Discretionary — 0.8%
Mobileye Global, Cl A *(A)	351,700	2,975,382

JAPAN — 13.1%
Consumer Discretionary — 8.2%
Denso	312,872	4,508,964
GS Yuasa	157,562	5,611,175
Honda Motor	468,372	4,753,470
Nissan Motor *(A)	1,488,792	4,130,951
Toyota Motor	417,375	10,225,520
		29,230,080
Information Technology — 3.7%
Allegro MicroSystems *	124,250	4,531,398
Renesas Electronics	292,696	5,566,145
Socionext (A)	257,412	3,336,257
		13,433,800

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.2%
Tokai Carbon	590,636	$4,212,478

TOTAL JAPAN		46,876,358
NETHERLANDS — 2.5%
Information Technology — 2.5%
Nebius Group, Cl A *(A)	41,072	3,745,355
NXP Semiconductors	22,674	5,147,225

TOTAL NETHERLANDS		8,892,580
SINGAPORE — 1.4%
Information Technology — 1.4%
STMicroelectronics	147,026	4,931,766

SOUTH KOREA — 5.3%
Consumer Discretionary — 1.1%
HL Mando	91,633	4,000,384

Industrials — 1.3%
LG Energy Solution *	15,245	4,525,280

Information Technology — 1.8%
Samsung SDI *	20,005	6,480,591

Materials — 1.1%
SKC *	52,269	4,113,209

TOTAL SOUTH KOREA		19,119,464
TAIWAN — 2.9%
Industrials — 1.0%
Advanced Energy Solution Holding	94,800	3,660,056

Information Technology — 1.9%
WNC	1,110,900	6,655,932

TOTAL TAIWAN		10,315,988

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 47.9%
Communication Services — 2.7%
Alphabet, Cl A	31,641	$9,864,398

Consumer Discretionary — 12.3%
Dauch *	482,795	3,186,447
Ford Motor	376,575	5,305,942
General Motors	71,060	5,593,133
Gentherm *	97,061	3,180,689
Lear	31,277	4,105,106
Lucid Group, Cl A *(A)	343,465	3,434,650
QuantumScape, Cl A *	363,300	2,514,036
Stellantis	424,399	3,478,031
Tesla *	23,765	9,565,650
Visteon	38,102	3,645,218
		44,008,902
Industrials — 12.5%
Amprius Technologies *(A)	387,570	4,158,626
ATI *	33,699	5,512,819
Bloom Energy, Cl A *	32,800	5,105,976
EnerSys	23,670	3,932,771
Honeywell International	35,671	8,689,099
Hyster-Yale	110,707	4,077,339
ITT	22,597	4,573,859
Plug Power *	1,668,073	2,985,851
Westinghouse Air Brake Technologies	21,153	5,583,334
		44,619,674
Information Technology — 17.3%
Ambarella *	57,793	3,487,229
CEVA *	160,059	3,338,831
Coherent *	23,704	6,137,677
Intel *	198,040	9,032,604
Microsoft	22,577	8,866,891
NVIDIA	57,195	10,134,382
ON Semiconductor *	73,923	4,914,401
QUALCOMM	52,828	7,520,594
SiTime *	11,225	4,466,203

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	67,789	$4,038,869
		61,937,681
Materials — 3.1%
Albemarle	24,346	4,349,900
American Battery Technology *(A)	762,173	2,812,418
Cabot	53,354	4,062,374
		11,224,692
TOTAL UNITED STATES		171,655,347
TOTAL COMMON STOCK (Cost $357,612,107)		352,881,901

PREFERRED STOCK — 1.2%
GERMANY—1.2%
Consumer Discretionary — 1.2%
Volkswagen (A)(B)	37,022	4,423,617
TOTAL PREFERRED STOCK (Cost $7,695,083)		4,423,617

	Face Amount
REPURCHASE AGREEMENTS(C) — 4.4%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,451,537 (collateralized by various U.S. Government Obligations, ranging in par value $2,588 - $643,670, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $3,507,002)	$3,450,482	3,450,482
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $660,029 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $306 - $129,336, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $670,572)	659,828	659,828

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,671,870 (collateralized by various U.S. Treasury Obligations, ranging in par value $149 - $1,345,984, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $3,730,857)	$3,670,726	$3,670,726
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,451,537 (collateralized by various U.S. Government Obligations, ranging in par value $4,603 - $3,512,010, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $3,505,756)	3,450,482	3,450,482
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,451,552 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,368 - $455,311, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $3,508,462)	3,450,482	3,450,482
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $938,398 (collateralized by various U.S. Treasury Obligations, ranging in par value $254 - $515,524, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $952,519)	938,113	938,113
TOTAL REPURCHASE AGREEMENTS (Cost $15,620,113)		15,620,113
TOTAL INVESTMENTS — 104.1% (Cost $380,927,303)		$372,925,631

Percentages are based on Net Assets of $358,208,265.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $43,176,758.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $15,620,113. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $28,505,515.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$342,565,913	$10,315,988	$—	$352,881,901
Preferred Stock	4,423,617	—	—	4,423,617
Repurchase Agreements	—	15,620,113	—	15,620,113
Total Investments in Securities	$346,989,530	$25,936,101	$—	$372,925,631

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.5%
Industrials — 0.4%
Thomson Reuters (A)	338,268	$32,612,418

Information Technology — 2.1%
Celestica *	87,572	24,312,614
Hut 8 *	445,751	23,727,326
Shopify, Cl A *	933,005	112,641,694
		160,681,634
TOTAL CANADA		193,294,052
CHINA — 6.5%
Communication Services — 3.1%
Baidu ADR *(A)	211,645	26,337,104
Tencent Holdings	3,216,618	213,011,528
		239,348,632
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR	1,391,740	200,563,651
Meituan, Cl B *	4,214,815	43,726,116
		244,289,767
Information Technology — 0.3%
Pony AI ADR *(A)	1,481,767	21,248,539

TOTAL CHINA		504,886,938
FINLAND — 0.7%
Information Technology — 0.7%
Nokia ADR (A)	4,365,911	33,704,833
TietoEVRY (A)	1,089,211	24,408,738

TOTAL FINLAND		58,113,571
GERMANY — 3.0%
Industrials — 2.3%
Siemens	609,043	177,903,606

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.7%
Infineon Technologies	990,590	$53,596,140

TOTAL GERMANY		231,499,746
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	290,590	20,474,971

ITALY — 0.3%
Health Care — 0.3%
Amplifon	1,520,399	23,650,771

JAPAN — 2.0%
Consumer Discretionary — 0.3%
Rakuten Group *	4,132,609	21,919,702

Industrials — 0.9%
FANUC	745,165	33,949,455
Fujikura	224,316	38,455,198
		72,404,653
Information Technology — 0.8%
Fujitsu	1,570,833	36,100,233
NEC	1,034,920	28,729,180
		64,829,413
TOTAL JAPAN		159,153,768
NETHERLANDS — 0.8%
Industrials — 0.3%
Wolters Kluwer	251,270	20,203,418

Information Technology — 0.5%
NXP Semiconductors	191,241	43,413,620

TOTAL NETHERLANDS		63,617,038
SOUTH KOREA — 9.1%
Information Technology — 9.1%
Samsung Electronics	2,379,583	358,136,753

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SK hynix	480,039	$354,064,219

TOTAL SOUTH KOREA		712,200,972
SWEDEN — 0.4%
Information Technology — 0.4%
Telefonaktiebolaget LM Ericsson ADR (A)	2,564,309	29,745,984

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	263,428	24,491,388

TAIWAN — 5.4%
Information Technology — 5.4%
Advantech	2,718,857	29,313,235
Global Unichip	298,405	26,483,671
Hon Hai Precision Industry	10,634,800	82,799,538
Taiwan Semiconductor Manufacturing ADR	753,108	282,099,195

TOTAL TAIWAN		420,695,639
UNITED STATES — 68.6%
Communication Services — 10.0%
Alphabet, Cl A	745,972	232,564,231
Meta Platforms, Cl A	380,639	246,722,587
Netflix *	2,951,577	284,059,771
Snap, Cl A *	3,207,026	16,708,605
		780,055,194
Consumer Discretionary — 5.6%
Amazon.com *	1,052,259	220,974,390
Tesla *	548,664	220,842,746
		441,817,136
Health Care — 0.4%
GE HealthCare Technologies	346,225	29,176,381

Industrials — 2.4%
Equifax	114,625	23,952,040
Experian PLC	694,706	26,021,120

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Genpact	531,741	$21,120,753
Uber Technologies *	1,585,662	119,590,628
		190,684,541
Information Technology — 50.2%
Accenture PLC, Cl A	469,523	97,998,841
Adobe *	313,238	82,196,784
Advanced Micro Devices *	971,882	194,580,495
Ambarella *	355,679	21,461,671
Apple	992,868	262,295,868
AppLovin, Cl A *	234,719	102,048,780
Broadcom	757,593	242,088,843
C3.ai, Cl A *	1,893,972	15,057,077
Cadence Design Systems *	207,659	62,588,423
CCC Intelligent Solutions Holdings *	3,101,682	18,082,806
Cisco Systems	3,317,197	263,584,474
CoreWeave, Cl A *	293,794	23,374,251
Datadog, Cl A *	247,445	27,703,942
DXC Technology *	1,611,917	20,294,035
Dynatrace *	598,410	21,494,887
Globant *	355,780	17,703,613
Hewlett Packard Enterprise	1,150,014	24,690,801
Intel *	3,804,108	173,505,366
International Business Machines	713,350	171,353,803
Marvell Technology	644,931	52,684,413
Micron Technology	620,203	255,753,111
Microsoft	546,525	214,642,228
NVIDIA	1,334,014	236,373,941
Okta, Cl A *	268,493	19,465,742
Oracle	1,383,837	201,209,900
Palantir Technologies, Cl A *	1,486,345	203,911,671
Pegasystems	490,156	21,434,522
QUALCOMM	817,395	116,364,352
Quantum Computing *(A)	2,047,110	17,216,195
Salesforce	715,057	139,285,953
SAP ADR	868,919	175,113,246
Seagate Technology Holdings	162,884	66,430,611
ServiceNow *	792,436	85,591,012
Snowflake, Cl A *	260,240	43,827,018

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SoundHound AI, Cl A *(A)	2,253,600	$19,380,960
Super Micro Computer *	757,078	24,521,756
Synopsys *	145,928	60,414,192
Teradata *	821,321	25,863,398
Twilio, Cl A *	194,460	23,521,882
UiPath, Cl A *	1,621,611	17,399,886
Workday, Cl A *	161,805	21,643,037
Zebra Technologies, Cl A *	99,394	22,260,280
Zscaler *	121,300	17,829,887
		3,924,243,953
TOTAL UNITED STATES		5,365,977,205
TOTAL COMMON STOCK (Cost $6,921,600,517)		7,807,802,043

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Bank of America Securities, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $5,050,561 (collateralized by various U.S. Treasury Obligations, ranging in par value $21,234 - $4,659,277, 0.000% - 4.000%, 01/15/2027 - 05/15/2042, with a total market value of $5,103,455)	$5,049,021	5,049,021
Cantor Fitzgerald Securities 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $18,589,718 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,769 - $5,321,145, 0.000% - 6.922%, 07/09/2026 - 01/20/2076, with a total market value of $18,890,273)	18,584,034	18,584,034

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $18,589,687 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,632 - $3,642,730, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $18,886,650)	$18,584,034	$18,584,034
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $19,776,411 (collateralized by various U.S. Treasury Obligations, ranging in par value $802 - $7,249,365, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $20,094,109)	19,770,249	19,770,249
Daiwa Capital Markets America, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $4,650 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $1,938, 2.000% - 6.500%, 01/01/2035 - 02/20/2066, with a total market value of $4,724)	4,649	4,649
JP Morgan Securities LLC 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,553,786 (collateralized by various U.S. Government Obligations, ranging in par value $4,174 - $2,256,386, 2.000% - 7.500%, 06/01/2037 - 12/01/2055, with a total market value of $3,611,183)	3,552,699	3,552,699

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $18,589,702 (collateralized by various U.S. Government Obligations, ranging in par value $75,897 - $13,558,668, 5.000% - 6.000%, 01/20/2053 - 12/01/2055, with a total market value of $18,884,152)	$18,584,034	$18,584,034
TOTAL REPURCHASE AGREEMENTS (Cost $84,128,720)		84,128,720
TOTAL INVESTMENTS — 101.0% (Cost $7,005,729,237)		$7,891,930,763

Percentages are based on Net Assets of $7,815,608,900.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $88,714,928.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $84,128,720. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $8,077,461.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,669,205,599	$138,596,444	$—	$7,807,802,043
Repurchase Agreements	—	84,128,720	—	84,128,720
Total Investments in Securities	$7,669,205,599	$222,725,164	$—	$7,891,930,763

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 103.7%
CHINA — 1.5%
Health Care — 1.5%
Genscript Biotech *	516,918	$789,041

GERMANY — 4.0%
Health Care — 4.0%
BioNTech ADR *	19,070	2,102,086

NETHERLANDS — 0.8%
Health Care — 0.8%
uniQure *(A)	25,238	394,470

SWITZERLAND — 3.6%
Health Care — 3.6%
CRISPR Therapeutics *(A)	31,504	1,894,651

UNITED KINGDOM — 2.4%
Health Care — 2.4%
AstraZeneca PLC	5,925	1,238,053

UNITED STATES — 91.4%
Health Care — 91.4%
10X Genomics, Cl A *(A)	51,011	1,175,803
Agilent Technologies	1,720	208,774
Alnylam Pharmaceuticals *	4,093	1,362,641
Arcturus Therapeutics Holdings *(A)	15,659	128,874
Arrowhead Pharmaceuticals *	48,918	3,095,042
Atrium Therapeutics *	2,725	40,192
Avidity Biosciences *	27,249	1,961,928
Beam Therapeutics *(A)	42,186	1,200,613
BioMarin Pharmaceutical *	38,005	2,346,049
Bio-Techne	31,779	1,874,961
Bristol-Myers Squibb	23,133	1,442,805
CareDx *	23,223	435,663
Caribou Biosciences *	62,371	118,505
Editas Medicine, Cl A *	48,625	106,975
Eli Lilly	1,211	1,273,960
Fulgent Genetics *	9,121	139,825

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GeneDx Holdings, Cl A *	11,704	$932,926
Gilead Sciences	8,316	1,238,668
Guardant Health *	27,272	2,560,841
Illumina *	20,740	2,788,700
Intellia Therapeutics *(A)	46,917	646,516
Legend Biotech ADR *	61,342	1,165,498
Maravai LifeSciences Holdings, Cl A *(A)	48,589	172,977
Mesa Laboratories	1,927	186,090
Moderna *(A)	79,794	4,274,565
Myriad Genetics *	40,852	188,328
Natera *	10,222	2,126,585
Pacific Biosciences of California *(A)	124,395	208,984
Personalis *(A)	24,526	222,205
Praxis Precision Medicines *	10,068	3,390,399
Prime Medicine *(A)	42,340	195,611
QIAGEN	39,677	1,975,915
REGENXBIO *	21,322	192,751
Rocket Pharmaceuticals *	39,105	195,916
Sana Biotechnology *(A)	27,527	115,889
Sangamo Therapeutics *	254,860	110,176
Sarepta Therapeutics *	42,658	714,948
Standard BioTools *	124,217	140,365
Stoke Therapeutics *	4,706	171,345
Twist Bioscience *	26,623	1,249,151
Ultragenyx Pharmaceutical *	41,412	968,627
Veracyte *	35,527	1,299,933
Vertex Pharmaceuticals *	4,724	2,347,025
Vir Biotechnology *	41,784	379,817
WaVe Life Sciences *	58,760	818,527
TOTAL UNITED STATES		47,891,888
TOTAL COMMON STOCK (Cost $62,797,035)		54,310,189

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.4%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $276,779 (collateralized by various U.S. Government Obligations, ranging in par value $208 - $51,616, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $281,226)	$276,694	$276,694
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $51,579 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $24 - $10,107, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $52,403)	51,563	51,563
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $294,447 (collateralized by various U.S. Treasury Obligations, ranging in par value $12 - $107,934, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $299,177)	294,355	294,355
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $276,779 (collateralized by various U.S. Government Obligations, ranging in par value $369 - $281,628, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $281,126)	276,694	276,694
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $276,780 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $270 - $36,511, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $281,343)	276,694	276,694

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $76,599 (collateralized by various U.S. Treasury Obligations, ranging in par value $21 - $42,081, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $77,752)	$76,576	$76,576
TOTAL REPURCHASE AGREEMENTS (Cost $1,252,576)		1,252,576
TOTAL INVESTMENTS — 106.1% (Cost $64,049,611)		$55,562,765

Percentages are based on Net Assets of $52,373,637.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $5,392,478.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $1,252,576. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $4,122,012.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,348,261	$—	$1,961,928	$54,310,189
Repurchase Agreements	—	1,252,576	—	1,252,576
Total Investments in Securities	$52,348,261	$1,252,576	$1,961,928	$55,562,765

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.9%
Information Technology — 3.9%
Shopify, Cl A *	65,207	$7,872,441

CHINA — 4.0%
Consumer Discretionary — 0.5%
Alibaba Group Holding ADR	6,594	950,261

Information Technology — 3.5%
Kingsoft Cloud Holdings ADR *(A)	64,456	868,867
Vnet Group ADR *(A)	576,049	6,209,808
		7,078,675
TOTAL CHINA		8,028,936
ISRAEL — 2.6%
Information Technology — 2.6%
Wix.com *	74,571	5,254,273

JAPAN — 0.2%
Information Technology — 0.2%
Oracle Japan	8,286	500,583

UNITED STATES — 89.2%
Communication Services — 2.9%
Alphabet, Cl A	16,180	5,044,277
PubMatic, Cl A *	102,229	828,055
		5,872,332
Consumer Discretionary — 2.1%
Amazon.com *	20,923	4,393,830

Health Care — 0.7%
HealthStream	64,376	1,366,703

Industrials — 3.8%
Paycom Software	62,042	7,806,745

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 74.4%
Akamai Technologies *	139,435	$13,719,010
Box, Cl A *	316,373	7,450,584
C3.ai, Cl A *	292,857	2,328,213
DigitalOcean Holdings *	198,853	11,147,699
Dropbox, Cl A *	354,923	8,869,526
Fastly, Cl A *	321,222	6,141,765
Five9 *	168,387	2,936,669
Freshworks, Cl A *	519,270	4,060,691
HubSpot *	25,754	6,812,191
International Business Machines	2,581	619,982
Microsoft	10,230	4,017,730
Oracle	7,890	1,147,206
Procore Technologies *	128,623	7,079,410
Qualys *	69,214	6,400,219
Salesforce	42,532	8,284,808
ServiceNow *	59,224	6,396,784
Sinch *	1,854,968	4,722,432
Snowflake, Cl A *	38,423	6,470,818
SPS Commerce *	82,330	4,652,468
Twilio, Cl A *	79,821	9,655,148
Workday, Cl A *	45,317	6,061,602
Workiva, Cl A *	113,929	7,015,748
Yext *(A)	267,713	1,520,610
Zoom Communications, Cl A *	123,793	9,153,254
Zscaler *	31,987	4,701,769
		151,366,336
Real Estate — 5.3%
Digital Realty Trust ‡	60,447	10,711,208

TOTAL UNITED STATES		181,517,154
TOTAL COMMON STOCK (Cost $347,572,171)		203,173,387

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $2,338,922)	2,338,922	$2,338,922
TOTAL INVESTMENTS — 101.0% (Cost $349,911,093)		$205,512,309

Percentages are based on Net Assets of $203,415,552.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $2,304,354.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $2,338,922. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 4.3%
Information Technology — 4.3%
BlackBerry *	10,229,017	$34,676,368

ISRAEL — 8.5%
Information Technology — 8.5%
Check Point Software Technologies *	320,633	48,758,660
Radware *	827,252	19,150,884

TOTAL ISRAEL		67,909,544
JAPAN — 6.8%
Information Technology — 6.8%
Amiya (A)	129,923	2,538,127
Digital Arts	272,977	9,843,782
FFRI Security (A)	158,750	8,358,207
Hennge (A)	341,109	2,195,770
Trend Micro (A)	930,867	31,004,057

TOTAL JAPAN		53,939,943
SOUTH KOREA — 1.2%
Information Technology — 1.2%
Ahnlab	215,941	9,787,524

UNITED KINGDOM — 0.6%
Information Technology — 0.6%
Arqit Quantum *(A)	296,355	4,878,003

UNITED STATES — 78.3%
Information Technology — 78.3%
A10 Networks	1,390,054	26,772,440
Akamai Technologies *	647,373	63,695,029
CrowdStrike Holdings, Cl A *	118,322	44,013,418
Fortinet *	782,348	61,828,962
Gen Digital	1,856,902	41,910,278
Netskope, Cl A *(A)	1,065,304	11,505,283
Okta, Cl A *	550,340	39,899,650
OneSpan	736,960	8,136,038
Palo Alto Networks *	574,095	85,494,227

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qualys *	321,436	$29,723,187
Rapid7 *	1,254,766	7,804,645
Rubrik, Cl A *	660,674	34,328,621
SailPoint *(A)	2,370,009	33,417,127
SentinelOne, Cl A *	2,888,640	37,898,957
Telos *	1,408,979	5,664,096
Tenable Holdings *	1,725,999	33,190,961
Varonis Systems, Cl B *	1,385,456	32,004,034
Zscaler *	198,191	29,132,095

TOTAL UNITED STATES		626,419,048
TOTAL COMMON STOCK (Cost $993,950,686)		797,610,430

	Face Amount
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bills 3.636%, 03/31/2026(B)	$17,000,000	16,950,300
TOTAL U.S. TREASURY OBLIGATION (Cost $16,952,063)		16,950,300

REPURCHASE AGREEMENTS(C) — 0.5%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $809,874 (collateralized by various U.S. Government Obligations, ranging in par value $607 - $151,032, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $822,888)	809,626	809,626
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $153,865 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $71 - $30,150, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $156,323)	153,818	153,818

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $861,572 (collateralized by various U.S. Treasury Obligations, ranging in par value $35 - $315,823, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $875,413)	$861,304	$861,304
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $809,874 (collateralized by various U.S. Government Obligations, ranging in par value $1,080 - $824,063, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $822,596)	809,626	809,626
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $809,877 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $790 - $106,835, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $823,231)	809,626	809,626
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $221,193 (collateralized by various U.S. Treasury Obligations, ranging in par value $60 - $121,516, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $224,522)	221,126	221,126
TOTAL REPURCHASE AGREEMENTS (Cost $3,665,126)		3,665,126
TOTAL INVESTMENTS — 102.3% (Cost $1,014,567,875)		$818,225,856

Percentages are based on Net Assets of $799,577,564.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Cybersecurity ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $14,507,175.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $3,665,126. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $11,076,805.

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts NASDAQ 100 Index E-Mini	2	Mar-2026	$1,014,682	$1,000,190	$(14,492)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$797,610,430	$—	$—	$797,610,430
U.S. Treasury Obligation	—	16,950,300	—	16,950,300
Repurchase Agreements	—	3,665,126	—	3,665,126
Total Investments in Securities	$797,610,430	$20,615,426	$—	$818,225,856

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(14,492)	$—	$—	$(14,492)
Total Other Financial Instruments	$(14,492)	$—	$—	$(14,492)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
International Equity Fund — 60.4%
Global X E-commerce ETF (A)(B)	49,858	$1,414,486
Global X Lithium & Battery Tech ETF (B)(C)	24,974	1,883,040
Global X Social Media ETF (B)(D)	29,338	1,447,153
		4,744,679
Domestic Equity Fund — 39.5%
Global X Artificial Intelligence & Technology ETF (B)(E)(F)	31,848	1,600,680
Global X Millennial Consumer ETF (B)(G)	34,519	1,500,472
		3,101,152

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,423,870)		7,845,831

	Face Amount
REPURCHASE AGREEMENTS(H) — 15.7%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $272,400 (collateralized by various U.S. Government Obligations, ranging in par value $204 - $50,799, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $276,778)	$272,317	272,317
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $51,366 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $24 - $10,065, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $52,186)	51,350	51,350
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $289,789 (collateralized by various U.S. Treasury Obligations, ranging in par value $12 - $106,227, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $294,445)	289,699	289,699

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $272,400 (collateralized by various U.S. Government Obligations, ranging in par value $363 - $277,173, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $276,679)	$272,317	$272,317
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $272,401 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $266 - $35,934, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $276,893)	272,317	272,317
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $74,785 (collateralized by various U.S. Treasury Obligations, ranging in par value $20 - $41,084, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $75,910)	74,762	74,762
TOTAL REPURCHASE AGREEMENTS (Cost $1,232,762)		1,232,762
TOTAL INVESTMENTS — 115.6% (Cost $8,656,632)		$9,078,593

Percentages are based on Net Assets of $7,853,813.

(A)	For financial information on the Global X E-commerce ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Lithium & Battery Tech ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X Social Media ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

(E)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $1,200,510.
(G)	For financial information on the Global X Millennial Consumer ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $1,232,762. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,845,831	$—	$—	$7,845,831
Repurchase Agreements	—	1,232,762	—	1,232,762
Total Investments in Securities	$7,845,831	$1,232,762	$—	$9,078,593

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2026	Income	Capital Gains
Global X E-commerce ETF
$1,953,138	$—	$(336,196)	$(246,277)	$43,821	$1,414,486	$3,772	$—
Global X Hydrogen ETF
1,694,599	—	(1,587,291)	189,461	(296,769)	—	39,615	—
Global X Lithium & Battery Tech ETF
2,047,727	—	(490,087)	274,616	50,784	1,883,040	5,256	—
Global X Social Media ETF
—	1,692,714	(3,510)	(242,049)	(2)	1,447,153	—	—
Global X Artificial Intelligence & Technology ETF
1,899,554	—	(314,425)	(38,307)	53,858	1,600,680	1,566	—
Global X Blockchain ETF
1,551,634	—	(1,405,872)	415,520	(561,282)	—	21,353	—
Global X Millennial Consumer ETF
—	1,660,866	(3,455)	(156,937)	(2)	1,500,472	—	—
Totals:
$9,146,652	$3,353,580	$(4,140,836)	$196,027	$(709,592)	$7,845,831	$71,562	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 20.7%
Communication Services — 20.7%
Bilibili ADR *(A)	136,517	$3,808,824
Boyaa Interactive International (A)	617,200	231,978
China Ruyi Holdings *	8,912,000	2,312,837
HUYA ADR	79,678	297,199
iDreamSky Technology Holdings *(A)	3,718,700	261,474
Kingsoft	935,400	3,109,171
NetDragon Websoft Holdings	227,300	262,398
NetEase ADR	42,851	4,926,580
Tanwan *	164,600	372,458
XD	271,600	2,565,949

TOTAL CHINA		18,148,868
FRANCE — 2.6%
Communication Services — 2.6%
Ubisoft Entertainment *(A)	89,766	441,326
Vivendi	699,531	1,818,701

TOTAL FRANCE		2,260,027
JAPAN — 30.5%
Communication Services — 27.8%
Capcom	191,522	4,407,613
DeNA (A)	71,019	1,209,995
GungHo Online Entertainment	30,444	500,949
Koei Tecmo Holdings (A)	104,463	1,207,054
Konami Group	32,523	4,339,178
Nexon	166,328	3,538,032
Nintendo	89,119	5,134,510
Square Enix Holdings	240,430	3,964,689
		24,302,020
Consumer Discretionary — 2.7% Sega Sammy Holdings	142,512	2,386,990

TOTAL JAPAN		26,689,010

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 4.5%
Communication Services — 4.5%
CD Projekt	57,709	$3,920,332

SINGAPORE — 0.3%
Communication Services — 0.3%
IGG	719,200	290,543

SOUTH KOREA — 12.5%
Communication Services — 12.5%
Devsisters *	13,405	361,567
Kakao Games *	44,525	452,833
Krafton	26,963	4,657,842
NCSoft	16,635	2,671,314
Netmarble	25,209	921,789
Nexon Games *	35,245	290,584
Pearl Abyss *	31,958	1,190,788
Wemade	19,252	347,968

TOTAL SOUTH KOREA		10,894,685
SWEDEN — 1.8%
Communication Services — 1.8%
Embracer Group, Cl B *	130,408	766,179
Modern Times Group MTG, Cl B *	81,902	804,714

TOTAL SWEDEN		1,570,893
TAIWAN — 4.8%
Communication Services — 4.8%
International Games System	187,000	4,164,077

UNITED STATES — 22.2%
Communication Services — 18.2%
Electronic Arts	29,027	5,821,945
Playtika Holding	84,220	260,240
ROBLOX, Cl A *	67,928	4,663,937
Take-Two Interactive Software *	24,617	5,206,003
		15,952,125

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.0%
Corsair Gaming *	51,863	$284,728
Immersion	45,545	278,280
Turtle Beach *	21,593	270,776
Unity Software *	144,782	2,639,376
		3,473,160
TOTAL UNITED STATES		19,425,285
TOTAL COMMON STOCK (Cost $101,939,186)		87,363,720

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.5%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $877,859 (collateralized by various U.S. Government Obligations, ranging in par value $658 - $163,710, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $891,966)	$877,591	877,591
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $166,671 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $77 - $32,660, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $169,333)	166,620	166,620
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $933,898 (collateralized by various U.S. Treasury Obligations, ranging in par value $38 - $342,335, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $948,901)	933,607	933,607

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $877,859 (collateralized by various U.S. Government Obligations, ranging in par value $1,171 - $893,240, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $891,649)	$877,591	$877,591
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $877,863 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $857 - $115,803, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $892,338)	877,591	877,591
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $239,871 (collateralized by various U.S. Treasury Obligations, ranging in par value $65 - $131,777, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $243,480)	239,798	239,798
TOTAL REPURCHASE AGREEMENTS (Cost $3,972,798)		3,972,798
TOTAL INVESTMENTS — 104.4% (Cost $105,911,984)		$91,336,518

Percentages are based on Net Assets of $87,522,159.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Video Games & Esports ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $4,638,635.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $2,799,393. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $977,920.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,199,643	$4,164,077	$—	$87,363,720
Repurchase Agreements	—	3,972,798	—	3,972,798
Total Investments in Securities	$83,199,643	$8,136,875	$—	$91,336,518

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 2.6%
Health Care — 2.6%
Pro Medicus	9,851	$912,643

CANADA — 0.7%
Health Care — 0.7%
Well Health Technologies *	81,768	251,806

CHINA — 4.5%
Consumer Staples — 4.5%
Alibaba Health Information Technology *	2,233,800	1,593,501

DENMARK — 2.8%
Health Care — 2.8%
Demant *	31,801	989,007

NETHERLANDS — 5.2%
Health Care — 5.2%
Koninklijke Philips	57,302	1,832,127

SWEDEN — 0.5%
Health Care — 0.5%
RaySearch Laboratories, Cl B	8,243	175,044

UNITED STATES — 83.7%
Financials — 2.8%
Oscar Health, Cl A *	73,523	1,002,854

Health Care — 80.9%
Alignment Healthcare *	63,938	1,228,888
Astrana Health *	18,307	372,181
Clover Health Investments, Cl A *	191,169	399,543
Dexcom *	29,281	2,150,104
Doximity, Cl A *	29,670	727,805
Evolent Health, Cl A *	58,658	190,638
GE HealthCare Technologies	22,049	1,858,069
HeartFlow *	22,535	521,911

Schedule of Investments	February 28, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hims & Hers Health *	39,252	$569,939
Hinge Health, Cl A *	5,033	215,211
Inspire Medical Systems *	8,954	577,622
Insulet *	5,036	1,241,928
Intuitive Surgical *	2,874	1,447,088
IQVIA Holdings *	7,650	1,367,896
IRhythm Holdings *	9,228	1,234,245
Kestra Medical Technologies *	6,670	155,278
LifeStance Health Group *	44,959	325,503
Masimo *	11,249	1,972,512
Novocure *	44,696	610,994
Nurix Therapeutics *	26,095	416,737
Omnicell *	13,466	553,453
Phreesia *	21,362	263,393
Privia Health Group *	43,175	1,025,406
PROCEPT BioRobotics *	21,591	489,900
Recursion Pharmaceuticals, Cl A *(A)	155,028	568,953
ResMed	6,406	1,641,602
Schrodinger *	27,159	327,537
Tandem Diabetes Care *	22,716	574,715
Teladoc Health *	69,868	367,506
Tempus AI, Cl A *(A)	22,511	1,198,711
TransMedics Group *	13,514	1,963,044
Veeva Systems, Cl A *	5,463	994,321
Waystar Holding *	44,467	1,140,579
		28,693,212
TOTAL UNITED STATES		29,696,066
TOTAL COMMON STOCK (Cost $54,819,671)		35,450,194

Schedule of Investments	February 28, 2026 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 4.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $1,423,134)	1,423,134	$1,423,134
TOTAL INVESTMENTS — 104.0% (Cost $56,242,805)		$36,873,328

Percentages are based on Net Assets of $35,452,031.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $1,325,677.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $1,423,134. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.7%
Industrials — 0.6%
Ballard Power Systems *	78,401	$167,778

Information Technology — 1.1%
Canadian Solar *	17,460	309,217

TOTAL CANADA		476,995
CHINA — 13.6%
Industrials — 6.9%
Beijing Sinohytec, Cl H *	20,650	68,005
China Everbright Environment Group	1,512,400	989,944
Dongfang Electric, Cl H (A)	88,400	447,303
Goldwind Science & Technology, Cl H	202,100	399,955
		1,905,207
Information Technology — 6.7%
Daqo New Energy ADR *	17,490	421,859
Flat Glass Group, Cl H *(A)	114,900	159,376
JinkoSolar Holding ADR	13,506	341,567
Xinyi Solar Holdings	2,116,200	936,066
		1,858,868
TOTAL CHINA		3,764,075
DENMARK — 6.4%
Industrials — 6.4%
Vestas Wind Systems	68,812	1,766,515

GERMANY — 8.7%
Industrials — 8.7%
Nordex *	40,531	2,063,494
SMA Solar Technology *	9,022	344,493

TOTAL GERMANY		2,407,987
SOUTH KOREA — 13.6%
Industrials — 3.2%
CS Wind	11,020	411,383

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	17,119	$473,643
		885,026
Information Technology — 10.4%
Samsung SDI *	8,925	2,891,241

TOTAL SOUTH KOREA		3,776,267
SWEDEN — 4.8%
Industrials — 4.8%
Nibe Industrier, Cl B	322,055	1,323,186

SWITZERLAND — 1.9%
Information Technology — 1.9%
Landis+Gyr Group	7,504	514,220

TAIWAN — 3.3%
Information Technology — 3.3%
Dynapack International Technology	39,700	393,680
Simplo Technology	47,864	510,676

TOTAL TAIWAN		904,356
TURKEY — 0.6%
Information Technology — 0.6%
Alfa Solar Enerji Sanayi VE Ticaret	95,438	87,725
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	471,456	79,162

TOTAL TURKEY		166,887
UNITED KINGDOM — 4.1%
Industrials — 0.5%
ITM Power PLC *(A)	160,594	139,478

Materials — 3.6%
Johnson Matthey PLC	36,707	992,935

TOTAL UNITED KINGDOM		1,132,413

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 41.2%
Consumer Discretionary — 2.7%
QuantumScape, Cl A *(A)	107,751	$745,637

Industrials — 28.1%
Ameresco, Cl A *	9,065	276,120
Amprius Technologies *(A)	32,715	351,032
Array Technologies *	39,918	302,578
Bloom Energy, Cl A *	18,895	2,941,385
Eos Energy Enterprises *(A)	72,825	414,738
Fluence Energy, Cl A *	34,168	530,971
Microvast Holdings *(A)	85,431	191,365
Nextpower, Cl A *	18,836	1,979,664
Plug Power *	301,201	539,150
Shoals Technologies Group, Cl A *	43,745	259,408
		7,786,411
Information Technology — 10.4%
Enphase Energy *	25,552	1,080,083
First Solar *	6,255	1,233,486
SolarEdge Technologies *(A)	15,549	550,434
		2,864,003
TOTAL UNITED STATES		11,396,051
TOTAL COMMON STOCK (Cost $50,715,016)		27,628,952

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.5%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $337,897 (collateralized by various U.S. Government Obligations, ranging in par value $253 - $63,014, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $343,327)	$337,794	337,794

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $63,281 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $29 - $12,400, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $64,292)	$63,262	$63,262
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $359,468 (collateralized by various U.S. Treasury Obligations, ranging in par value $15 - $131,769, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $365,243)	359,356	359,356
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $337,897 (collateralized by various U.S. Government Obligations, ranging in par value $451 - $343,817, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $343,205)	337,794	337,794
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $337,899 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $330 - $44,574, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $343,470)	337,794	337,794

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $93,203 (collateralized by various U.S. Treasury Obligations, ranging in par value $25 - $51,203, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $94,606)	$93,175	$93,175
TOTAL REPURCHASE AGREEMENTS (Cost $1,529,175)		1,529,175
TOTAL INVESTMENTS — 105.4% (Cost $52,244,191)		$29,158,127

Percentages are based on Net Assets of $27,668,577.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $1,693,547.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $1,529,175. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $317,304.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X ClimateTech ETF (formerly, Global X CleanTech ETF)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,724,596	$904,356	$—	$27,628,952
Repurchase Agreements	—	1,529,175	—	1,529,175
Total Investments in Securities	$26,724,596	$2,433,531	$—	$29,158,127

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 6.0%
Information Technology — 6.0%
Macquarie Technology Group *(A)	244,675	$11,837,847
NEXTDC *	6,236,223	61,686,259

TOTAL AUSTRALIA		73,524,106
CHINA — 10.6%
Communication Services — 2.8%
China Tower, Cl H	24,216,750	34,519,507

Information Technology — 7.8%
GDS Holdings ADR *(A)	1,193,048	49,284,813
Vnet Group ADR *(A)	4,391,377	47,339,044
		96,623,857
TOTAL CHINA		131,143,364
HONG KONG — 0.8%
Information Technology — 0.8%
SUNeVision Holdings (A)	11,557,400	9,958,499

SINGAPORE — 4.4%
Real Estate — 4.4%
Keppel DC REIT ‡	29,845,368	54,506,701

SOUTH KOREA — 2.8%
Information Technology — 2.8%
SK hynix	46,630	34,393,069

TAIWAN — 2.3%
Information Technology — 2.3%
Taiwan Semiconductor Manufacturing	431,000	27,549,422

UNITED STATES — 73.1%
Communication Services — 2.6%
Uniti Group *	4,408,499	32,270,213

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 18.8%
Advanced Micro Devices *	104,423	$20,906,529
Applied Digital *	1,452,239	39,602,557
Broadcom	68,385	21,852,427
Intel *	478,609	21,829,356
Marvell Technology	287,135	23,456,058
Microchip Technology	312,080	23,293,651
Micron Technology	70,203	28,949,611
NVIDIA	126,927	22,490,195
Super Micro Computer *	824,604	26,708,924
Whitefiber *	184,135	3,102,675
		232,191,983
Real Estate — 51.7%
American Tower ‡	787,834	151,153,831
Crown Castle ‡	1,182,556	105,886,064
Digital Realty Trust ‡	878,121	155,603,041
Equinix ‡	174,714	170,216,862
SBA Communications, Cl A ‡	273,121	54,941,021
		637,800,819
TOTAL UNITED STATES		902,263,015
TOTAL COMMON STOCK (Cost $1,137,122,186)		1,233,338,176

	Face Amount
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill 3.636%, 03/31/2026(B)	$6,000,000	5,982,459
TOTAL U.S. TREASURY OBLIGATION (Cost $5,983,079)		5,982,459

REPURCHASE AGREEMENTS(C) — 2.9%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $7,987,780 (collateralized by various U.S. Government Obligations, ranging in par value $5,989 - $1,489,625, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $8,116,140)	7,985,338	7,985,338

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $8,549,074 (collateralized by various U.S. Treasury Obligations, ranging in par value $347 - $3,133,802, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $8,686,410)	$8,546,410	$8,546,410
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $8,036,083 (collateralized by various U.S. Government Obligations, ranging in par value $10,717 - $8,176,879, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $8,162,319)	8,033,626	8,033,626
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $8,036,116 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,841 - $1,060,083, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $8,168,619)	8,033,626	8,033,626
JP Morgan Securities LLC 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,586,424 (collateralized by various U.S. Government Obligations, ranging in par value $1,863 - $1,007,260, 2.000% - 7.500%, 06/01/2037 - 12/01/2055, with a total market value of $1,612,046)	1,585,939	1,585,939

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $2,183,430 (collateralized by various U.S. Treasury Obligations, ranging in par value $590 - $1,199,502, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $2,216,285)	$2,182,766	$2,182,766
TOTAL REPURCHASE AGREEMENTS (Cost $36,367,705)		36,367,705
TOTAL INVESTMENTS — 103.4% (Cost $1,179,472,970)		$1,275,688,340

Percentages are based on Net Assets of $1,233,846,806.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $47,032,717.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $36,367,705. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $12,634,375.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,205,788,754	$27,549,422	$—	$1,233,338,176
U.S. Treasury Obligation	—	5,982,459	—	5,982,459
Repurchase Agreements	—	36,367,705	—	36,367,705
Total Investments in Securities	$1,205,788,754	$69,899,586	$—	$1,275,688,340

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 6.9%
Utilities — 6.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	80,969	$2,429,683
Cia de Saneamento de Minas Gerais Copasa MG	38,885	414,755

TOTAL BRAZIL		2,844,438
CHINA — 4.7%
Industrials — 0.6%
Beijing Originwater Technology, Cl A	396,700	244,002

Utilities — 4.1%
Beijing Capital Eco-Environment Protection Group, Cl A	794,300	368,155
Beijing Enterprises Water Group	793,040	286,916
Chengdu Xingrong Environment, Cl A	256,500	275,907
China Water Affairs Group	140,600	94,546
Chongqing Water Group, Cl A	177,900	119,276
Guangdong Investment	553,900	540,294
		1,685,094
TOTAL CHINA		1,929,096
JAPAN — 4.4%
Industrials — 4.4%
Kurita Water Industries	20,024	1,117,497
Nomura Micro Science	5,640	127,882
Organo	5,167	574,203

TOTAL JAPAN		1,819,582
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies	3,833	118,028
Miahona	17,062	71,006

TOTAL SAUDI ARABIA		189,034

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.1%
Materials — 1.1%
Keppel Infrastructure Trust	1,011,018	$439,625

SOUTH KOREA — 1.4%
Consumer Discretionary — 1.4%
Coway *	10,522	599,063

UNITED KINGDOM — 10.3%
Utilities — 10.3%
Severn Trent PLC	48,874	2,155,240
United Utilities Group PLC	111,900	2,095,680

TOTAL UNITED KINGDOM		4,250,920
UNITED STATES — 70.5%
Consumer Staples — 2.8%
Primo Brands, Cl A	51,809	1,175,028

Industrials — 49.5%
A O Smith	22,948	1,789,944
Advanced Drainage Systems	12,415	2,127,186
Core & Main, Cl A *	36,239	1,962,704
Energy Recovery *	10,538	109,911
Ferguson Enterprises	13,357	3,482,971
Franklin Electric	7,783	775,343
Mueller Water Products, Cl A	31,327	937,617
NWPX Infrastructure *	2,192	170,099
Pentair PLC	29,414	2,917,575
Watts Water Technologies, Cl A	5,538	1,820,562
Xylem	21,935	2,841,899
Zurn Elkay Water Solutions	30,224	1,540,820
		20,476,631
Information Technology — 2.2%
Badger Meter	5,989	912,903

Utilities — 16.0%
American States Water	7,788	580,440
American Water Works	21,475	2,921,244

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
California Water Service Group	12,068	$544,026
Consolidated Water	3,586	135,730
Essential Utilities	43,959	1,757,041
H2O America	6,597	354,853
Middlesex Water	3,556	192,024
York Water	3,774	124,089
		6,609,447
TOTAL UNITED STATES		29,174,009
TOTAL COMMON STOCK (Cost $39,425,422)		41,245,767

	Face Amount
U.S. TREASURY OBLIGATION — 6.0%
U.S. Treasury Bill 3.636%, 03/31/2026(A)	$2,500,000	2,492,691
TOTAL U.S. TREASURY OBLIGATION (Cost $2,492,949)		2,492,691
TOTAL INVESTMENTS — 105.7% (Cost $41,918,371)		$43,738,458

Percentages are based on Net Assets of $41,365,134.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,056,733	$189,034	$—	$41,245,767
U.S. Treasury Obligation	—	2,492,691	—	2,492,691
Total Investments in Securities	$41,056,733	$2,681,725	$—	$43,738,458

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 0.1%
Materials — 0.1%
Bioceres Crop Solutions *	10,305	$5,771

AUSTRALIA — 1.3%
Materials — 1.3%
Nufarm *	67,466	99,044

CANADA — 13.8%
Consumer Staples — 0.7%
Maple Leaf Foods	2,457	50,497

Materials — 13.1%
Nutrien	13,090	982,666

TOTAL CANADA		1,033,163
CHINA — 10.9%
Consumer Staples — 10.9%
Cheng De Lolo, Cl A	135,380	165,750
Hebei Yangyuan Zhihui Beverage, Cl A	74,600	329,785
V V Food & Beverage, Cl A	36,100	19,468
Yuan Longping High-tech Agriculture, Cl A	205,500	299,523

TOTAL CHINA		814,526
INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	156,600	19,709

JAPAN — 15.3%
Industrials — 15.3%
Kubota	56,366	1,146,635

MALAYSIA — 0.3%
Consumer Staples — 0.3%
Farm Fresh	33,100	22,288

Schedule of Investments	February 28, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin	233,805	$26,719

SAUDI ARABIA — 0.3%
Consumer Staples — 0.3%
Saudia Dairy & Foodstuff	481	25,545

SOUTH KOREA — 0.2%
Consumer Staples — 0.2%
WooDeumGeeFarm *	17,811	17,285

SWITZERLAND — 0.2%
Consumer Staples — 0.2%
Bell Food Group	68	19,099

THAILAND — 0.0%
Consumer Staples — 0.0%
NR Instant Produce NVDR *	437,100	3,234

UNITED STATES — 56.7%
Consumer Discretionary — 0.2%
GrowGeneration *	10,531	11,900

Consumer Staples — 10.4%
Archer-Daniels-Midland	4,478	309,161
Beyond Meat *(A)	136,579	129,149
Hain Celestial Group *	14,909	11,918
Oatly Group ADR *	6,864	81,750
Sprouts Farmers Market *	3,308	244,362
		776,340
Health Care — 0.7%
Cibus, Cl A *(A)	14,665	54,114
Industrials — 28.7%
AGCO	2,681	365,957
CNH Industrial	29,120	358,176

Schedule of Investments	February 28, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	1,626	$1,023,908
Lindsay	2,331	313,986
Titan Machinery *	4,717	91,934
		2,153,961
Materials — 16.7%
Corteva	11,817	946,778
FMC	20,747	305,811
		1,252,589
TOTAL UNITED STATES		4,248,904
TOTAL COMMON STOCK (Cost $6,952,622)		7,481,922

	Face Amount
U.S. TREASURY OBLIGATION — 14.6%
U.S. Treasury Bill 3.636%, 03/31/2026(B)	$1,100,000	1,096,784
TOTAL U.S. TREASURY OBLIGATION (Cost $1,096,897)		1,096,784

REPURCHASE AGREEMENTS(C) — 1.2%
Citadel Securities LLC 3.740%, dated 11/28/2025, to be repurchased on 03/02/2026, repurchase price $81,025 (collateralized by various U.S. Treasury Obligations, ranging in par value $3 - $29,701, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $82,327)	81,000	81,000

Schedule of Investments	February 28, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $6,102 (collateralized by various U.S. Treasury Obligations, ranging in par value $2 - $3,352, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $6,194)	$6,100	$6,100
TOTAL REPURCHASE AGREEMENTS (Cost $87,100)		87,100
TOTAL INVESTMENTS — 115.6% (Cost $8,136,619)		$8,665,806

Percentages are based on Net Assets of $7,494,122.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $110,960.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $87,100. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $15,480.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,456,377	$25,545	$—	$7,481,922
U.S. Treasury Obligation	—	1,096,784	—	1,096,784
Repurchase Agreements	—	87,100	—	87,100
Total Investments in Securities	$7,456,377	$1,209,429	$—	$8,665,806

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.2%
Information Technology — 12.2%
IREN *(A)	708,739	$29,022,862

CANADA — 12.5%
Financials — 0.6%
WonderFi Technologies *	5,743,049	1,347,491

Information Technology — 11.9%
Bitfarms *	5,339,771	11,745,656
Hive Digital Technologies *(A)	1,643,155	3,542,087
Hut 8 *(A)	221,759	11,804,600
Neptune Digital Assets *	2,180,115	1,230,846
		28,323,189
TOTAL CANADA		29,670,680
CHINA — 4.1%
Consumer Discretionary — 0.2%
Cango, Cl A *	663,359	504,285

Financials — 2.4%
Metalpha Technology Holding *	411,486	489,668
OSL Group *(A)	2,594,800	5,310,912
		5,800,580
Information Technology — 1.5%
Canaan ADR *	3,159,242	1,560,350
Chaince Digital Holdings *(A)	164,425	965,175
Nano Labs, Cl A *	305,713	901,853
		3,427,378
TOTAL CHINA		9,732,243
GERMANY — 0.8%
Financials — 0.5%
Bitcoin Group (A)	32,162	1,109,584

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
Northern Data *(A)	65,167	$807,894

TOTAL GERMANY		1,917,478
HONG KONG — 0.3%
Information Technology — 0.3%
Sinohope Technology Holdings *	2,351,700	691,486

JERSEY — 0.2%
Financials — 0.2%
Coinshares International	78,379	649,785

UNITED STATES — 69.8%
Financials — 15.1%
Bakkt, Cl A *(A)	168,908	1,614,760
Coinbase Global, Cl A *	144,029	25,327,500
Galaxy Digital, Cl A *(A)	438,277	9,017,159
		35,959,419
Industrials — 0.2%
Bitcoin Depot, Cl A *(A)	79,771	350,195

Information Technology — 54.5%
American Bitcoin, Cl A *	1,195,431	1,219,340
Applied Digital *	824,286	22,478,279
Bit Digital *	2,455,965	4,101,461
Bitdeer Technologies Group, Cl A *(A)	826,818	6,366,499
BitFuFu, Cl A *	362,892	860,054
BitMine Immersion Technologies (A)	1,064,069	20,196,030
BTCS (A)	402,708	644,333
Cipher Digital *	781,381	12,189,544
Cleanspark *(A)	1,052,425	10,471,629
Core Scientific *(A)	692,647	11,754,219
Exodus Movement, Cl A *(A)	60,080	612,816
MARA Holdings *(A)	1,103,828	9,868,222
Riot Platforms *	805,476	13,121,204
Soluna Holdings *	666,099	579,040

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TeraWulf *(A)	932,740	$15,129,043
		129,591,713
TOTAL UNITED STATES		165,901,327
TOTAL COMMON STOCK (Cost $270,429,019)		237,585,861

	Face Amount
REPURCHASE AGREEMENTS(B) — 11.5%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $6,082,570 (collateralized by various U.S. Government Obligations, ranging in par value $4,561 - $1,134,326, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $6,180,313)	$6,080,710	6,080,710
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $6,082,560 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,824 - $1,191,904, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $6,179,726)	6,080,710	6,080,710
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $6,470,857 (collateralized by various U.S. Treasury Obligations, ranging in par value $262 - $2,371,998, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $6,574,808)	6,468,841	6,468,841

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $6,082,595 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,935 - $802,384, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $6,182,888)	$6,080,710	$6,080,710
JP Morgan Securities LLC 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,153,865 (collateralized by various U.S. Government Obligations, ranging in par value $1,355 - $732,617, 2.000% - 7.500%, 06/01/2037 - 12/01/2055, with a total market value of $1,172,501)	1,153,512	1,153,512
Nomura Securities International, Inc. 3.660%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $10,032 (collateralized by various U.S. Government Obligations, ranging in par value $41 - $7,317, 5.000% - 6.000%, 01/20/2053 - 12/01/2055, with a total market value of $10,191)	10,029	10,029
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,390,969 (collateralized by various U.S. Treasury Obligations, ranging in par value $376 - $764,151, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $1,411,900)	1,390,546	1,390,546
TOTAL REPURCHASE AGREEMENTS (Cost $27,265,058)		27,265,058
TOTAL INVESTMENTS — 111.4% (Cost $297,694,077)		$264,850,919

Percentages are based on Net Assets of $237,664,562.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Blockchain ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $65,119,063.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $27,265,058. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $39,730,577.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$237,585,861	$—	$—	$237,585,861
Repurchase Agreements	—	27,265,058	—	27,265,058
Total Investments in Securities	$237,585,861	$27,265,058	$—	$264,850,919

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 5.5%
Industrials — 5.5%
Ballard Power Systems *	1,631,532	$3,491,479

CHINA — 7.4%
Industrials — 7.4%
Beijing Sinohytec, Cl H *	308,550	1,016,121
Jiangsu Guofu Hydrogen Energy Equipment, Cl H *(A)	514,350	3,006,345
Shanghai REFIRE Group, Cl H *	91,460	639,576

TOTAL CHINA		4,662,042
GERMANY — 4.8%
Industrials — 4.8%
SFC Energy *(A)	171,562	3,038,432

JAPAN — 2.4%
Consumer Discretionary — 2.4%
Toyota Motor	62,887	1,540,706

NORWAY — 3.7%
Industrials — 3.7%
NEL *(A)	10,867,643	2,330,396

SINGAPORE — 0.4%
Materials — 0.4%
Nanofilm Technologies International	509,300	261,727

SOUTH KOREA — 26.1%
Consumer Discretionary — 2.5%
Iljin Hysolus ltd *	142,159	1,583,168

Industrials — 15.3%
Bumhan Fuel Cell *	42,618	949,535
Doosan Fuel Cell *	303,084	8,385,640

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Fuelcell *	48,437	$292,272
		9,627,447
Information Technology — 8.3%
MiCo *	42,246	467,834
Vina Tech *	55,543	4,772,394
		5,240,228
TOTAL SOUTH KOREA		16,450,843
SWEDEN — 2.5%
Industrials — 2.5%
PowerCell Sweden *(A)	608,036	1,601,194

UNITED KINGDOM — 12.5%
Industrials — 10.5%
AFC Energy PLC *(A)	11,794,151	1,909,137
Ceres Power Holdings PLC *	558,698	2,253,420
ITM Power PLC *(A)	2,866,681	2,489,750
		6,652,307
Materials — 2.0%
Johnson Matthey PLC	45,553	1,232,221

TOTAL UNITED KINGDOM		7,884,528
UNITED STATES — 34.4%
Industrials — 32.2%
Bloom Energy, Cl A *	61,116	9,513,928
Cummins	2,719	1,587,542
FuelCell Energy *	372,133	3,029,163
Hyster-Yale	19,232	708,315
Plug Power *	3,069,603	5,494,589
		20,333,537
Materials — 2.2%
Air Products & Chemicals	4,898	1,350,232

TOTAL UNITED STATES		21,683,769
TOTAL COMMON STOCK (Cost $53,349,122)		62,945,116

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 10.8%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,509,824 (collateralized by various U.S. Government Obligations, ranging in par value $1,132 - $281,564, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $1,534,086)	$1,509,362	$1,509,362
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $288,298 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $134 - $56,493, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $292,903)	288,210	288,210
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,606,204 (collateralized by various U.S. Treasury Obligations, ranging in par value $65 - $588,780, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $1,632,007)	1,605,704	1,605,704
Citigroup Global Markets, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,509,824 (collateralized by various U.S. Government Obligations, ranging in par value $2,013 - $1,536,277, 3.890% - 5.500%, 02/01/2031 - 06/20/2055, with a total market value of $1,533,541)	1,509,362	1,509,362
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,509,830 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,473 - $199,169, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $1,534,725)	1,509,362	1,509,362

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $410,909 (collateralized by various U.S. Treasury Obligations, ranging in par value $111 - $225,739, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $417,092)	$410,784	$410,784
TOTAL REPURCHASE AGREEMENTS (Cost $6,832,784)		6,832,784
TOTAL INVESTMENTS — 110.5% (Cost $60,181,906)		$69,777,900

Percentages are based on Net Assets of $63,132,556.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $8,760,504.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $6,832,784. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $2,440,327.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Hydrogen ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,945,116	$—	$—	$62,945,116
Repurchase Agreements	—	6,832,784	—	6,832,784
Total Investments in Securities	$62,945,116	$6,832,784	$—	$69,777,900

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.6%
Industrials — 0.6%
Austal *	2,647,490	$9,754,437
DroneShield *(A)	9,466,034	24,420,467
Electro Optic Systems Holdings *(A)	1,677,117	10,732,898

TOTAL AUSTRALIA		44,907,802
CANADA — 0.3%
Information Technology — 0.3%
Kraken Robotics *	3,409,988	21,252,263

FRANCE — 5.5%
Industrials — 5.5%
Dassault Aviation	204,468	81,742,780
Exail Technologies *(A)	103,438	15,168,366
Thales	1,043,084	313,925,229

TOTAL FRANCE		410,836,375
GERMANY — 7.6%
Industrials — 7.6%
Hensoldt	699,567	61,452,471
Rheinmetall	259,936	510,535,959

TOTAL GERMANY		571,988,430
ISRAEL — 3.5%
Industrials — 3.5%
Aryt Industries	1,167,269	22,032,302
Elbit Systems	312,058	238,759,927

TOTAL ISRAEL		260,792,229
ITALY — 4.2%
Industrials — 4.2%
Leonardo	4,664,971	312,848,721

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics (A)	69,806	3,331,015

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 7.2%
Industrials — 7.2%
Hanwha Aerospace	384,317	$319,262,297
Hanwha Systems *	857,976	67,755,352
Korea Aerospace Industries	818,621	108,978,743
LIG Nex1 *	141,859	50,195,503

TOTAL SOUTH KOREA		546,191,895
SWEDEN — 4.1%
Industrials — 4.1%
Saab, Cl B	4,222,988	305,820,978

TAIWAN — 0.1%
Industrials — 0.1%
CSBC Taiwan *	10,187,000	7,947,629

TURKEY — 0.6%
Industrials — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret (A)	6,423,296	47,058,024
SDT Uzay VE Savunma Teknolojileri	202,859	1,113,708

TOTAL TURKEY		48,171,732
UNITED KINGDOM — 6.7%
Industrials — 6.7%
Babcock International Group PLC	5,508,522	100,128,015
BAE Systems PLC	12,213,810	346,807,834
Chemring Group PLC	3,017,105	21,660,851
Cohort PLC (A)	376,490	6,539,729
QinetiQ Group PLC	4,664,353	31,668,436

TOTAL UNITED KINGDOM		506,804,865
UNITED STATES — 59.6%
Industrials — 53.0%
AeroVironment *	433,815	109,429,834
Amentum Holdings *	2,291,471	68,446,239
BlackSky Technology, Cl A *	333,371	6,284,043
BWX Technologies	1,060,600	218,462,388
General Dynamics	1,508,987	538,783,808

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Huntington Ingalls Industries	452,159	$200,993,719
Karman Holdings *	985,968	86,873,641
Kratos Defense & Security Solutions *	1,924,618	165,863,579
L3Harris Technologies	1,014,915	369,977,114
Leidos Holdings	1,478,433	258,873,618
Lockheed Martin	1,083,034	712,723,015
Mercury Systems *	685,472	61,027,572
Moog, Cl A	323,121	109,030,719
National Presto Industries	59,927	7,906,768
Northrop Grumman	511,432	370,471,112
Parsons *	1,221,486	80,618,076
Red Cat Holdings *(A)	1,200,571	13,986,652
RTX	2,945,448	596,806,674
Voyager Technologies Inc, Cl A *(A)	590,166	15,751,531
		3,992,310,102
Information Technology — 6.6%
BigBear.ai Holdings *	5,002,060	19,808,158
OSI Systems *	182,667	52,096,629
Palantir Technologies, Cl A *	3,075,781	421,966,395
Telos *	565,204	2,272,120
		496,143,302
TOTAL UNITED STATES		4,488,453,404
TOTAL COMMON STOCK (Cost $6,050,788,181)		7,529,347,338

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.8%
Bank of America Securities, Inc. 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $13,984,508 (collateralized by various U.S. Government Obligations, ranging in par value $10,485 - $2,607,942, 2.000% - 7.000%, 11/01/2030 - 02/20/2065, with a total market value of $14,209,232)	$13,980,232	13,980,232

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
CF Secured LLC 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $13,944,189 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,475 - $2,732,425, 0.000% - 7.500%, 03/01/2029 - 12/20/2065, with a total market value of $14,166,942)	$13,939,949	$13,939,949
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $14,877,222 (collateralized by various U.S. Treasury Obligations, ranging in par value $603 - $5,453,488, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $15,116,217)	14,872,587	14,872,587
Clear Street LLC 3.720%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $13,984,566 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $13,645 - $1,844,771, 3.000% - 7.000%, 11/01/2030 - 03/01/2056, with a total market value of $14,215,150)	13,980,232	13,980,232
JP Morgan Securities LLC 3.670%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $2,716,930 (collateralized by various U.S. Government Obligations, ranging in par value $3,191 - $1,725,045, 2.000% - 7.500%, 06/01/2037 - 12/01/2055, with a total market value of $2,760,811)	2,716,099	2,716,099

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $3,799,663 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,027 - $2,087,406, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $3,856,839)	$3,798,508	$3,798,508
TOTAL REPURCHASE AGREEMENTS (Cost $63,287,607)		63,287,607
TOTAL INVESTMENTS — 100.8% (Cost $6,114,075,788)		$7,592,634,945

Percentages are based on Net Assets of $7,533,151,732.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $83,870,295.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $63,287,607. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $24,072,824.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,521,399,709	$7,947,629	$—	$7,529,347,338
Repurchase Agreements	—	63,287,607	—	63,287,607
Total Investments in Securities	$7,521,399,709	$71,235,236	$—	$7,592,634,945

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 2.3%
Industrials — 0.9%
Aurizon Holdings	15,380	$45,486

Materials — 1.4%
BlueScope Steel	3,899	77,802

TOTAL AUSTRALIA		123,288
AUSTRIA — 1.2%
Industrials — 0.3%
Strabag	145	16,298

Materials — 0.9%
voestalpine	893	51,179

TOTAL AUSTRIA		67,477
BRAZIL — 1.0%
Materials — 1.0%
Cia Siderurgica Nacional *	5,300	8,908
Gerdau ADR	11,319	45,729

TOTAL BRAZIL		54,637
CANADA — 7.9%
Industrials — 7.9%
AtkinsRealis Group, Cl Common Subs. Receipt	1,475	102,255
Canadian National Railway	1,421	159,484
Canadian Pacific Kansas City	1,921	168,233

TOTAL CANADA		429,972
CHINA — 3.8%
Communication Services — 1.1%
China Tower, Cl H	40,740	58,072

Industrials — 1.2%
China Communications Services, Cl H	21,200	12,061
China Energy Engineering, Cl H	61,000	10,294
China Railway Group, Cl H	36,500	24,124

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology, Cl H	12,100	$16,180
		62,659
Materials — 1.5%
Angang Steel, Cl H *	5,200	1,429
Anhui Conch Cement, Cl H	10,407	32,596
China National Building Material, Cl H	32,000	27,819
Huaxin Building Materials Group, Cl H	2,300	5,410
Maanshan Iron & Steel, Cl H *	13,200	4,624
Nanshan Aluminium International Holdings	800	6,270
West China Cement	16,000	6,177
		84,325
TOTAL CHINA		205,056
DENMARK — 1.3%
Industrials — 1.2%
NKT *	477	61,773

Materials — 0.1%
Cementir Holding	357	6,736

TOTAL DENMARK		68,509
FINLAND — 0.4%
Materials — 0.4%
Outokumpu	3,167	21,407

FRANCE — 6.6%
Industrials — 6.4%
Eiffage	786	135,677
Nexans	328	47,363
Vinci	985	163,690
		346,730
Materials — 0.2%
Vicat	153	12,862

TOTAL FRANCE		359,592

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 2.3%
Materials — 2.3%
Heidelberg Materials	553	$123,762

INDIA — 17.5%
Communication Services — 1.0%
Indus Towers *	11,062	55,318

Industrials — 5.0%
IRB Infrastructure Developers	17,795	8,158
Kalpataru Projects International	990	13,495
KEC International	1,159	7,456
KEI Industries	547	30,546
Larsen & Toubro	2,950	138,728
Polycab India	577	54,611
Rail Vikas Nigam	5,059	17,592
		270,586
Materials — 11.5%
Ambuja Cements	7,179	39,487
Dalmia Bharat	715	15,663
Jindal Stainless	2,310	19,713
Jindal Steel	3,463	47,360
JK Cement	373	23,189
JSW Steel	8,330	115,799
Ramco Cements	1,129	14,021
Shree Cement	88	25,222
Steel Authority of India	12,878	23,457
Tata Steel	68,432	159,714
UltraTech Cement	1,008	140,459
		624,084
TOTAL INDIA		949,988
ISRAEL — 0.6%
Industrials — 0.6%
Shapir Engineering and Industry	1,310	13,663
Shikun & Binui *	3,119	16,424

TOTAL ISRAEL		30,087

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 5.2%
Communication Services — 0.4%
Infrastrutture Wireless Italiane	2,286	$24,278

Energy — 0.9%
Saipem	11,202	47,231

Industrials — 3.9%
Maire	1,257	22,796
Prysmian	1,418	171,608
Webuild	3,747	14,617
		209,021
TOTAL ITALY		280,530
JAPAN — 14.9%
Industrials — 6.6%
COMSYS Holdings	798	29,451
EXEO Group	1,475	28,277
Hitachi Construction Machinery	739	33,262
INFRONEER Holdings	1,476	24,760
Komatsu	4,085	197,100
Penta-Ocean Construction	2,062	28,178
SWCC	200	19,792
		360,820
Materials — 8.3%
JFE Holdings	4,833	68,119
Maruichi Steel Tube	1,265	13,166
Nippon Steel	33,905	138,117
Shin-Etsu Chemical	4,645	183,509
Taiheiyo Cement	925	26,620
Yamato Kogyo	227	18,909
		448,440
TOTAL JAPAN		809,260
LUXEMBOURG — 4.1%
Materials — 4.1%
ArcelorMittal	3,367	220,555

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 1.0%
Industrials — 1.0%
Gamuda	36,600	$39,412
IJM	22,800	14,708

TOTAL MALAYSIA		54,120
MEXICO — 3.3%
Materials — 3.3%
Cemex ADR	12,942	161,904
Ternium ADR	366	15,910

TOTAL MEXICO		177,814
NETHERLANDS — 0.6%
Industrials — 0.6%
Aalberts	829	34,473

POLAND — 0.5%
Industrials — 0.5%
Budimex	114	25,751

PORTUGAL — 0.1%
Industrials — 0.1%
Mota-Engil	754	4,634

SOUTH KOREA — 6.8%
Industrials — 3.2%
Doosan Bobcat	402	18,165
KEPCO Engineering & Construction *	165	20,085
LS Electric	134	73,311
Samsung E&A	1,392	35,223
Taihan Cable & Solution *	963	24,100
		170,884
Materials — 3.6%
Hyundai Steel	736	23,791

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
POSCO Holdings	604	$173,411
		197,202
TOTAL SOUTH KOREA		368,086
SPAIN — 5.2%
Communication Services — 3.2%
Cellnex Telecom	4,547	172,547

Industrials — 0.4%
Sacyr	4,462	23,897

Materials — 0.5%
Acerinox	1,590	25,400

Utilities — 1.1%
Acciona	209	60,902

TOTAL SPAIN		282,746
SWEDEN — 4.2%
Industrials — 3.4%
Epiroc, Cl A	5,527	166,559
Peab, Cl B	1,375	16,184
		182,743
Materials — 0.8%
SSAB, Cl B	5,101	45,161

TOTAL SWEDEN		227,904
TAIWAN — 1.3%
Materials — 1.3%
Asia Cement	19,040	21,870
TCC Group Holdings	60,883	51,498

TOTAL TAIWAN		73,368
TANZANIA — 0.3%
Communication Services — 0.3%
Helios Towers PLC *	6,916	18,643

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.1%
Materials — 0.1%
Oyak Cimento Fabrikalari	8,664	$4,830

UNITED ARAB EMIRATES — 0.2%
Industrials — 0.2%
NMDC Group PJSC	2,025	11,634

UNITED KINGDOM — 0.8%
Industrials — 0.8%
Balfour Beatty PLC	4,278	43,683

UNITED STATES — 6.6%
Industrials — 2.9%
Ferrovial	2,139	159,511

Materials — 3.7%
Buzzi	662	38,283
Holcim	1,528	140,829
Titan	308	19,092
		198,204
TOTAL UNITED STATES		357,715
TOTAL COMMON STOCK (Cost $4,092,497)		5,429,521
TOTAL INVESTMENTS — 100.1% (Cost $4,092,497)		$5,429,521

Percentages are based on Net Assets of $5,421,437.

*	Non-income producing security.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Infrastructure Development ex-U.S. ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,356,153	$73,368	$—	$5,429,521
Total Investments in Securities	$5,356,153	$73,368	$—	$5,429,521

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.2%
Information Technology — 0.2%
D-Wave Quantum *	2,570	$48,265

NETHERLANDS — 12.6%
Information Technology — 12.6%
ASML Holding, Cl G	1,991	2,888,065
Nebius Group, Cl A *	1,563	142,530

TOTAL NETHERLANDS		3,030,595
SOUTH KOREA — 7.2%
Information Technology — 7.2%
SK hynix	2,339	1,725,185

TAIWAN — 16.7%
Information Technology — 16.7%
Accton Technology	3,848	172,606
Alchip Technologies	489	54,680
MediaTek	11,777	733,916
Mitac Holdings	8,626	22,110
Quanta Computer	20,687	193,210
Taiwan Semiconductor Manufacturing ADR	7,286	2,729,190
Wiwynn	671	85,995

TOTAL TAIWAN		3,991,707
UNITED KINGDOM — 3.6%
Information Technology — 3.6%
ARM Holdings PLC ADR *	6,694	853,150

UNITED STATES — 59.6%
Industrials — 3.0%
Vertiv Holdings, Cl A	2,857	728,220

Information Technology — 56.6%
Advanced Micro Devices *	3,949	790,629
Ambarella *	309	18,645
Arista Networks *	7,374	984,429
Astera Labs *	1,025	121,801

Schedule of Investments	February 28, 2026 (Unaudited)

Global X AI Semiconductor & Quantum ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	5,938	$1,897,488
Cadence Design Systems *	2,065	622,391
Cisco Systems	11,771	935,324
CoreWeave, Cl A *	2,343	186,409
Credo Technology Group Holding *	1,164	130,682
Hewlett Packard Enterprise	10,029	215,323
Intel *	26,524	1,209,760
IonQ *	2,624	100,683
Marvell Technology	6,546	534,743
Micron Technology	3,983	1,642,470
Monolithic Power Systems	349	398,816
NetApp	1,512	149,733
NVIDIA	11,157	1,976,909
QUALCOMM	5,522	786,112
Quantum Computing *	1,477	12,421
Rambus *	812	80,924
Rigetti Computing *	2,463	42,905
Super Micro Computer *	3,910	126,645
Synopsys *	1,399	579,186
		13,544,428
TOTAL UNITED STATES		14,272,648
TOTAL COMMON STOCK (Cost $22,105,310)		23,921,550

	Face Amount
U.S. TREASURY OBLIGATION — 15.0%
U.S. Treasury Bill 3.636%, 03/31/2026(A)	$3,600,000	3,589,473
TOTAL U.S. TREASURY OBLIGATION (Cost $3,589,847)		3,589,473
TOTAL INVESTMENTS — 114.9% (Cost $25,695,157)		$27,511,023

Percentages are based on Net Assets of $23,951,329.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X AI Semiconductor & Quantum ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,659,033	$1,262,517	$—	$23,921,550
U.S. Treasury Obligation	—	3,589,473	—	3,589,473
Total Investments in Securities	$22,659,033	$4,851,990	$—	$27,511,023

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

GLX-QH-008-2000

Schedule of Investments	February 28, 2026 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.2%
Energy — 95.7%
Cheniere Energy Partners	2,333,893	$143,067,641
CrossAmerica Partners	100	2,018
Delek Logistics Partners	1,087,509	56,474,342
Energy Transfer	16,175,857	304,753,146
Enterprise Products Partners	8,138,938	294,141,219
Genesis Energy (A)	6,155,664	111,171,292
Global Partners (A)	1,706,605	80,176,303
Martin Midstream Partners	100	288
MPLX	4,517,743	266,275,773
NGL Energy Partners *	100	1,200
Plains All American Pipeline	10,587,614	221,387,009
Sunoco	3,171,853	202,332,503
USA Compression Partners	4,317,357	117,950,193
USD Partners *	100	—
Western Midstream Partners	5,561,005	231,282,198
		2,029,015,125
Utilities — 3.5%
Suburban Propane Partners (A)	3,674,477	74,591,883
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $900,811,570)		2,103,607,008

COMMON STOCK — 9.5%
Energy — 9.5%
Hess Midstream, Cl A	5,203,545	201,273,120
ONEOK	100	8,277
Summit Midstream *	100	2,951
		201,284,348
Utilities — 0.0%
Star Group	100	1,285
TOTAL COMMON STOCK (Cost $162,081,915)		201,285,633
TOTAL INVESTMENTS — 108.7% (Cost $1,062,893,485)		$2,304,892,641

Percentages are based on Net Assets of $2,120,247,925.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X MLP ETF

*	Non-income producing security.
(A)	Affiliated investment.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2026	Income	Capital Gains
Genesis Energy
$91,815,528	$6,558,023	$(3,349,089)	$16,165,576	$(18,746)	$111,171,292	$—	$—
Global Partners
72,211,773	4,958,655	(3,435,901)	6,811,774	(369,998)	80,176,303	—	—
Suburban Propane Partners
66,810,405	5,509,296	(1,685,814)	3,988,849	(30,853)	74,591,883	—	—
Totals:
$230,837,706	$17,025,974	$(8,470,804)	$26,966,199	$(419,597)	$265,939,478	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.7%
CANADA — 24.5%
Energy — 24.5%
Enbridge	5,252,615	$279,123,961
Pembina Pipeline (A)	3,120,032	137,250,208
South Bow	2,228,883	71,792,321
TC Energy	4,434,832	285,470,136

TOTAL CANADA		773,636,626
UNITED STATES — 50.2%
Energy — 50.2%
Antero Midstream	3,546,579	79,727,096
Archrock	1,827,394	64,561,830
Cheniere Energy	903,217	212,915,343
DT Midstream	1,035,067	143,708,702
Excelerate Energy, Cl A	331,370	13,337,643
Hess Midstream, Cl A	1,374,460	53,164,113
Kinder Morgan	7,636,108	254,053,313
Kinetik Holdings, Cl A (A)	438,151	19,931,489
Kodiak Gas Services	909,889	49,652,643
NextDecade *	1,526,392	8,227,253
ONEOK	2,502,907	207,165,612
Targa Resources	623,444	147,008,095
Venture Global, Cl A (A)	5,042,035	48,857,319
Williams	3,827,730	286,007,986

TOTAL UNITED STATES		1,588,318,437
TOTAL COMMON STOCK (Cost $1,819,040,776)		2,361,955,063

MASTER LIMITED PARTNERSHIPS — 25.2%
UNITED STATES— 25.2%
Energy — 25.2%
Cheniere Energy Partners	486,891	29,846,418
Delek Logistics Partners	224,673	11,667,269
Energy Transfer	7,451,662	140,389,312
Enterprise Products Partners	3,841,501	138,831,846
Genesis Energy	1,283,106	23,172,895
MPLX	2,467,328	145,424,312
Plains All American Pipeline	5,588,225	116,849,785

Schedule of Investments	February 28, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Plains GP Holdings, Cl A	2,059,740	$46,426,540
USA Compression Partners	865,065	23,633,576
Western Midstream Partners	2,890,631	120,221,343
TOTAL UNITED STATES		796,463,296
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $447,638,321)		796,463,296

	Face Amount
U.S. TREASURY OBLIGATION — 4.7%
U.S. Treasury Bills 3.617%, 03/31/2026(B)	$150,000,000	149,561,475
TOTAL U.S. TREASURY OBLIGATION (Cost $149,579,242)		149,561,475

	Shares
SHORT-TERM INVESTMENT(C)(D) — 2.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $87,219,233)	87,219,233	87,219,233
TOTAL INVESTMENTS — 107.4% (Cost $2,503,477,572)		$3,395,199,067

Percentages are based on Net Assets of $3,162,071,761.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $85,371,134.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $87,219,233. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,361,955,063	$—	$—	$2,361,955,063
Master Limited Partnerships	796,463,296	—	—	796,463,296
U.S. Treasury Obligation	—	149,561,475	—	149,561,475
Short-Term Investment	87,219,233	—	—	87,219,233
Total Investments in Securities	$3,245,637,592	$149,561,475	$—	$3,395,199,067

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 78.5%
International Equity — 20.5%
Global X SuperDividend® REIT ETF (A)(B)	401,421	$9,198,562
Domestic Equity — 38.5%
Global X Nasdaq 100® Covered Call ETF (B)(C)(D)	507,043	8,918,887
Global X U.S. Preferred ETF (B)(E)	434,062	8,355,694
		17,274,581
Foreign Fixed Income — 19.5%
Global X Emerging Markets Bond ETF (B)(F)	360,053	8,738,486
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,210,873)		35,211,629

COMMON STOCK — 11.6%
Energy — 4.1%
Antero Midstream	28,495	640,568
Hess Midstream, Cl A	15,202	588,013
ONEOK	7,463	617,712
		1,846,293
Utilities — 7.5%
Avista	14,608	593,377
Brookfield Infrastructure, Cl A	13,357	666,247
Edison International	9,860	736,936
Northwestern Energy Group	9,488	663,781
Portland General Electric	12,531	676,173
		3,336,514
TOTAL COMMON STOCK (Cost $4,241,357)		5,182,807

MASTER LIMITED PARTNERSHIPS — 9.7%
Energy — 9.7%
Alliance Resource Partners	22,955	608,078
Black Stone Minerals	41,370	624,687
Dorchester Minerals	21,374	555,510
Energy Transfer	31,176	587,356
Enterprise Products Partners	17,041	615,862
MPLX	10,683	629,656

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	11,041	$704,305
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,559,989)		4,325,454

SHORT-TERM INVESTMENT(G)(H) — 14.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $6,559,200)	6,559,200	6,559,200
TOTAL INVESTMENTS — 114.4% (Cost $52,571,419)		$51,279,090

Percentages are based on Net Assets of $44,836,751.

(A)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $6,409,796.
(E)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $6,559,200. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(H)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Alternative Income ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026:

Value 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2026	Income	Capital Gains
Global X SuperDividend® REIT ETF
$7,974,987	$1,230,183	$(340,653)	$341,450	$(7,405)	$9,198,562	$168,464	$—
Global X Emerging Markets Bond ETF
7,812,291	1,191,478	(326,570)	49,674	11,613	8,738,486	115,710	—
Global X Nasdaq 100® Covered Call ETF
7,971,858	1,236,407	(338,306)	36,019	12,909	8,918,887	261,924	—
Global X U.S. Preferred ETF
7,406,212	1,150,799	(314,603)	116,979	(3,693)	8,355,694	123,867	—
Totals:
$31,165,348	$4,808,867	$(1,320,132)	$544,122	$13,424	$35,211,629	$669,965	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 9.9%
Alphabet, Cl A	16,560	$5,162,746
Comcast, Cl A	20,314	628,921
Electronic Arts	2,918	585,263
Live Nation Entertainment *	4,050	656,667
Meta Platforms, Cl A	2,447	1,586,096
Netflix *	6,911	665,115
Trade Desk, Cl A *	16,284	387,885
Verizon Communications	15,061	755,159
Versant Media Group *	18,823	627,182
		11,055,034
Consumer Discretionary — 11.3%
Amazon.com *	13,858	2,910,180
Booking Holdings	116	491,765
BorgWarner	12,475	718,186
Dick’s Sporting Goods	2,887	587,880
eBay	6,358	577,688
Hilton Worldwide Holdings	1,997	622,625
Home Depot	1,551	590,497
Lear	4,965	651,656
Lululemon Athletica *	3,115	576,804
Marriott International, Cl A	1,862	636,301
NIKE, Cl B	9,151	569,009
PulteGroup	4,756	652,523
Tesla *	2,854	1,148,763
TJX	3,884	627,887
Ulta Beauty *	868	594,398
Yum! Brands	3,891	654,311
		12,610,473
Consumer Staples — 4.1%
Coca-Cola	8,167	666,100
Colgate-Palmolive	6,868	680,893
Costco Wholesale	605	611,528
Kimberly-Clark	5,822	648,804
PepsiCo	4,117	698,820
Procter & Gamble	3,964	662,781

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	5,056	$646,915
		4,615,841
Energy — 2.4%
Chevron	3,570	666,733
ConocoPhillips	6,052	686,660
EOG Resources	5,494	681,695
ONEOK	7,631	631,618
		2,666,706
Financials — 11.5%
American Express	1,646	508,449
Bank of America	11,508	573,444
Bank of New York Mellon	5,061	602,765
Capital One Financial	2,739	535,858
Charles Schwab	5,825	554,540
Citigroup	5,240	577,396
FactSet Research Systems	2,076	450,098
Hartford Financial Services Group	4,628	651,761
JPMorgan Chase	1,999	600,300
Mastercard, Cl A	1,134	586,516
MetLife	7,851	565,822
Moody’s	1,136	542,542
Morgan Stanley	3,325	553,646
Nasdaq	6,070	531,611
PayPal Holdings	10,512	485,759
Principal Financial Group	6,526	622,711
Progressive	2,889	617,264
Prudential Financial	5,527	543,746
S&P Global	1,115	492,696
Synchrony Financial	7,769	536,916
T Rowe Price Group	5,635	533,240
Travelers	2,143	661,415
Visa, Cl A	1,825	584,255
		12,912,750
Health Care — 9.9%
Abbott Laboratories	5,541	644,695
AbbVie	2,715	630,097

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	4,407	$534,922
Amgen	1,726	669,964
Boston Scientific *	6,434	494,453
Bristol-Myers Squibb	10,891	679,272
Cardinal Health	2,857	654,910
Cigna Group	2,132	617,896
Eli Lilly	559	588,063
Gilead Sciences	4,379	652,252
Intuitive Surgical *	1,136	571,987
Johnson & Johnson	2,704	671,755
Merck	5,502	681,258
Regeneron Pharmaceuticals	790	617,519
Stryker	1,676	649,383
UnitedHealth Group	1,671	490,054
Vertex Pharmaceuticals *	1,271	631,471
Zoetis, Cl A	4,798	629,018
		11,108,969
Industrials — 6.5%
Automatic Data Processing	2,308	494,743
Booz Allen Hamilton Holding, Cl A	5,822	458,948
Caterpillar	950	705,688
Cummins	1,041	607,809
Delta Air Lines	8,758	575,401
General Dynamics	1,638	584,848
Jacobs Solutions	4,316	595,004
Lockheed Martin	1,007	662,687
Oshkosh	3,867	657,467
Owens Corning	4,785	584,105
Union Pacific	2,592	686,828
United Parcel Service, Cl B	5,512	639,171
		7,252,699
Information Technology — 39.3%
Adobe *	1,977	518,785
Advanced Micro Devices *	2,292	458,881
Akamai Technologies *	6,260	615,921
Amphenol, Cl A	3,942	575,769
Analog Devices	1,948	693,079

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	23,663	$6,251,291
Applied Materials	1,846	687,266
Arista Networks *	4,366	582,861
Arrow Electronics *	5,102	776,320
Autodesk *	2,204	541,897
Avnet	11,709	770,921
Broadcom	5,493	1,755,288
Cadence Design Systems *	1,870	563,618
CDW	4,724	579,351
Cirrus Logic *	4,674	659,595
Cisco Systems	7,980	634,091
CrowdStrike Holdings, Cl A *	1,315	489,154
Dell Technologies, Cl C	5,156	763,500
Dynatrace *	14,592	524,145
First Solar *	2,458	484,718
Gartner *	2,568	403,690
Hewlett Packard Enterprise	28,275	607,064
HP	30,633	581,721
HubSpot *	1,844	487,756
Intuit	1,055	431,527
Keysight Technologies *	2,795	858,987
Littelfuse	2,050	722,543
Micron Technology	1,489	614,019
Microsoft	11,769	4,622,157
Monolithic Power Systems	560	639,934
Motorola Solutions	1,482	714,709
NetApp	6,110	605,073
NVIDIA	40,380	7,154,932
Oracle	3,360	488,544
Palo Alto Networks *	3,303	491,883
PTC *	3,671	574,842
QUALCOMM	3,820	543,815
Salesforce	2,610	508,402
ServiceNow *	4,471	482,913
Synopsys *	1,187	491,418
Teradyne	2,597	831,118
Texas Instruments	3,079	653,087
Trimble *	8,361	559,100
Universal Display	4,956	528,756

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	3,145	$420,675
		43,945,116
Materials — 1.6%
Mosaic	20,674	575,564
Nucor	3,277	579,636
Steel Dynamics	3,283	634,046
		1,789,246
Real Estate — 2.1%
CBRE Group, Cl A *	3,517	519,320
Host Hotels & Resorts ‡	31,829	623,530
Jones Lang LaSalle *	1,681	530,440
ProLogis ‡	4,681	667,370
		2,340,660
Utilities — 1.2%
American Water Works	4,589	624,242
Exelon	13,509	668,290
		1,292,532
TOTAL UNITED STATES		111,590,026
TOTAL COMMON STOCK (Cost $108,485,276)		111,590,026
TOTAL INVESTMENTS — 99.8% (Cost $108,485,276)		$111,590,026

Percentages are based on Net Assets of $111,779,021.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Conscious Companies ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 0.8%
Financials — 0.7%
Aspen Insurance Holdings, 7.000%	171,609	$4,283,361
RenaissanceRe Holdings, 5.750%	189,148	4,200,977
RenaissanceRe Holdings, 4.200%	390,163	6,227,001
		14,711,339
Industrials — 0.1%
Triton International, 7.375%	131,982	3,273,154
TOTAL BERMUDA		17,984,493
CANADA— 0.4%
Financials — 0.2%
Brookfield Finance, 4.625%	305,501	4,845,246
Utilities — 0.2%
Brookfield BRP Holdings Canada, 4.625%	266,722	3,984,826
TOTAL CANADA		8,830,072
NETHERLANDS— 0.6%
Financials — 0.6%
AEGON Funding, 5.100%	705,153	14,103,060
TOTAL NETHERLANDS		14,103,060
UNITED STATES— 97.6%
Communication Services — 5.9%
AT&T, 5.350%	1,025,422	23,266,825
AT&T, 5.000%	927,929	19,375,157
AT&T, 4.750%	1,344,522	26,191,289
Qwest, 6.750%	506,545	10,059,984
Qwest, 6.500%	705,911	13,673,496
Telephone and Data Systems, 6.625%	326,939	7,241,699
Telephone and Data Systems, 6.000%	536,506	10,756,945
T-Mobile USA, 6.250%	304,582	7,559,725
T-Mobile USA, 5.500%	304,915	6,997,799
T-Mobile USA, 5.500%	297,504	6,732,516
		131,855,435
Consumer Discretionary — 1.8%
Ford Motor, 6.500%	451,479	10,162,792
Ford Motor, 6.200%	567,368	12,232,454
Ford Motor, 6.000%	604,532	12,695,172
QVC, 6.250%	395,604	3,548,568
QVC Group, 8.000%	229,294	1,217,551
		39,856,537
Financials — 58.7%
Affiliated Managers Group, 6.750%	349,834	8,623,408
Affiliated Managers Group, 5.875%	236,602	5,006,498

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 7.375%	464,824	$12,410,801
Allstate, 7.083%, TSFR3M + 3.427% (A)	377,238	9,898,725
Allstate, 5.100%	891,917	18,988,913
Allstate, 4.750%	231,583	4,545,974
American National Group, 7.375%	231,679	5,773,441
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	455,424	11,695,288
Arch Capital Group, 5.450%	254,676	5,294,714
Arch Capital Group, 4.550%	384,101	6,760,178
Ares Management, 6.750%	594,996	22,371,850
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	229,452	5,704,177
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	376,035	9,656,579
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	439,346	11,027,585
Athene Holding, 6.350%, US0003M + 4.253% (A)	649,978	15,846,464
Athene Holding, 5.625%	261,727	5,116,763
Athene Holding, 4.875%	437,849	7,355,863
Atlanticus Holdings, 9.250%	126,093	3,225,459
Axis Capital Holdings, 5.500%	430,040	8,768,516
Banc of California, 7.750%, H15T5Y + 4.820% (A)	389,220	9,847,266
Bank of America, 7.250%	23,410	29,098,864
Bank of America, 6.450%	323,488	8,394,514
Bank of America, 6.000%	415,384	10,496,754
Bank of America, 5.875%	262,262	6,593,267
Bank of America, 5.375%	424,632	9,651,885
Bank of America, 5.000%	400,556	8,539,854
Bank of America, 4.750%	210,692	4,224,375
Bank of America, 4.684%, TSFR3M + 1.012% (A)	68,425	1,361,657
Bank of America, 4.584%, TSFR3M + 0.912% (A)	91,806	1,785,627
Bank of America, 4.572%, TSFR3M + 0.612% (A)	98,760	2,001,865
Bank of America, 4.426%, TSFR3M + 0.762% (A)	123,158	2,431,139
Bank of America, 4.375%	330,814	6,086,978
Bank of America, 4.250%	398,707	7,081,036

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.125%	280,912	$4,899,105
Bank of Hawaii, 8.000%	127,679	3,392,431
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	378,087	9,758,425
Bank OZK, 4.625%	267,401	4,374,680
Brighthouse Financial, 6.750%	318,387	5,434,866
Brighthouse Financial, 6.600%	338,198	5,678,344
Brighthouse Financial, 6.250%	288,431	5,090,807
Brighthouse Financial, 5.375%	451,689	6,201,690
Brighthouse Financial, 4.625%	262,527	3,231,707
Capital One Financial, 5.000%	1,144,035	22,468,847
Capital One Financial, 4.800%	947,857	17,601,704
Capital One Financial, 4.375%	534,490	9,187,883
Capital One Financial, 4.250%	322,490	5,321,085
Charles Schwab, 5.950%	569,393	14,331,622
Charles Schwab, 4.450%	468,819	8,809,109
Citigroup Capital XIII, 10.299%, TSFR3M + 6.632% (A)	1,758,037	52,266,440
Citizens Financial Group, 7.375%	306,787	8,053,159
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	307,144	7,835,243
Citizens Financial Group, 5.000%	340,648	6,802,741
Corebridge Financial, 6.375%	455,201	10,715,432
Equitable Holdings, 5.250%	617,408	12,706,257
Equitable Holdings, 4.300%	232,410	3,848,710
F&G Annuities & Life, 7.300%	286,373	6,311,661
Fifth Third Bancorp, 7.973%, TSFR3M + 3.972% (A)	339,528	8,739,451
Fifth Third Bancorp, 4.950%	193,424	3,820,124
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	386,211	8,774,714
Goldman Sachs Group, 4.652%, TSFR3M + 1.012% (A)	573,118	11,433,704
Goldman Sachs Group, 4.652%, TSFR3M + 1.012% (A)	153,466	3,080,063
Goldman Sachs Group, 4.588%, TSFR3M + 0.932% (A)	1,025,765	20,402,466
Hancock Whitney, 6.250%	132,288	3,192,109
Hartford Insurance Group, 6.000%	260,031	6,521,577

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	245,730	$6,315,261
Huntington Bancshares, 4.500%	377,828	6,740,452
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	414,003	10,701,978
JPMorgan Chase, 6.000%	891,682	22,506,054
JPMorgan Chase, 5.750%	828,921	20,747,893
JPMorgan Chase, 4.750%	440,199	8,997,668
JPMorgan Chase, 4.625%	911,925	18,174,665
JPMorgan Chase, 4.550%	732,485	14,312,757
JPMorgan Chase, 4.200%	977,321	18,158,624
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	452,731	11,589,914
KeyCorp, 5.650%	319,981	6,981,985
KeyCorp, 5.625%	337,613	7,464,623
KKR, 6.875%	447,627	11,311,534
KKR, 6.250%	1,034,283	41,050,692
KKR Group Finance IX, 4.625%	379,180	6,669,776
Lincoln National, 9.000%	378,779	10,007,341
M&T Bank, 7.500%	568,446	15,262,775
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	109,763	2,793,468
Merchants Bancorp, 7.625%	173,657	4,271,962
MetLife, 5.625%	606,912	14,626,579
MetLife, 4.985%, TSFR3M + 1.262% (A)	450,969	9,763,479
MetLife, 4.750%	758,535	14,829,359
Morgan Stanley, Ser E, 7.125%	438,602	11,184,351
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	431,581	10,953,526
Morgan Stanley, 6.625%	511,898	13,514,107
Morgan Stanley, 6.500%	509,591	13,152,544
Morgan Stanley, 6.375%	508,953	12,891,779
Morgan Stanley, 5.850%	522,502	12,973,725
Morgan Stanley, 4.875%	253,557	5,291,735
Morgan Stanley, 4.634%, TSFR3M + 0.962% (A)	578,128	11,446,934
Morgan Stanley, 4.250%	672,035	12,123,511
National Rural Utilities Cooperative Finance, 5.500%	193,642	4,614,489
Navient, 6.000%	228,444	4,424,960
New Mountain Finance, 8.250%	89,203	2,252,376

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Northern Trust, 4.700%	308,867	$6,109,389
Prudential Financial, 5.950%	227,905	5,629,253
Prudential Financial, 5.625%	435,834	10,547,183
Prudential Financial, 4.125%	380,455	6,581,871
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	378,846	9,812,111
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	378,565	9,289,985
Regions Financial, 4.450%	301,486	5,306,154
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	531,427	13,604,531
Shift4 Payments, 6.000%	241,134	13,706,057
State Street, 5.350%, TSFR3M + 3.971% (A)	378,865	8,710,106
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	378,932	9,897,704
Synchrony Financial, 5.625%	574,098	11,332,695
Truist Financial, 5.250%	433,183	9,478,044
Truist Financial, 4.750%	698,992	13,455,596
Truist Financial, 4.448%, TSFR3M + 0.792% (A)	130,168	2,536,974
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	225,055	6,031,474
Unum Group, 6.250%	227,313	5,300,939
US Bancorp, 5.500%	447,292	10,497,943
US Bancorp, 4.954%, TSFR3M + 1.282% (A)	11,147	8,725,649
US Bancorp, 4.534%, TSFR3M + 0.862% (A)	776,729	14,719,015
US Bancorp, 4.500%	354,969	6,609,523
US Bancorp, 4.000%	591,297	9,862,834
US Bancorp, 3.750%	376,264	5,865,956
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	112,902	2,935,452
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	228,252	5,494,026
W R Berkley, 5.100%	231,721	4,722,474
W R Berkley, 4.125%	224,428	3,842,207
WaFd, 4.875%	233,049	3,822,004
Wells Fargo, 7.500%	41,093	50,626,165
Wells Fargo, 5.625%	294,573	7,275,953
Wells Fargo, 4.750%	841,465	16,719,910
Wells Fargo, 4.700%	487,815	9,512,392
Wells Fargo, 4.375%	448,916	8,165,782
Wells Fargo, 4.250%	523,485	9,375,616

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
WesBanco, 7.375%	178,367	$4,610,787
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	319,310	8,525,577
		1,323,294,640
Health Care — 1.7%
BrightSpring Health Services, 6.750%	154,302	21,293,676
Bruker, 6.375%	54,255	16,937,869
		38,231,545
Industrials — 5.4%
Boeing, 6.000%	1,384,371	100,962,177
Pitney Bowes, 6.700%	266,009	5,237,717
QXO, 5.500%	233,694	15,409,783
		121,609,677
Information Technology — 4.2%
Hewlett Packard Enterprise, 7.625%	582,440	34,363,960
Microchip Technology, 7.500%	597,024	38,717,006
Strategy, 8.000%	270,006	21,152,270
		94,233,236
Materials — 3.2%
Albemarle, 7.250%	1,015,889	72,199,231
Real Estate — 3.0%
Digital Realty Trust, 5.850% ‡	163,068	3,885,910
Digital Realty Trust, 5.200% ‡	266,475	5,513,368
Public Storage, 5.600% ‡	215,086	5,052,370
Public Storage, 5.150% ‡	215,878	4,514,009
Public Storage, 5.050% ‡	231,275	4,833,647
Public Storage, 4.750% ‡	173,246	3,343,648
Public Storage, 4.700% ‡	199,470	3,769,983
Public Storage, 4.625% ‡	438,006	8,199,472
Public Storage, 4.000% ‡	469,656	7,556,765
Public Storage, 4.000% ‡	325,936	5,237,792
Public Storage, 3.900% ‡	132,381	2,091,620
Public Storage, 3.875% ‡	218,488	3,397,488
RLJ Lodging Trust, 1.950% ‡	254,215	6,469,772
Vornado Realty Trust, 5.400% ‡	233,271	4,135,895
		68,001,739
Utilities — 13.7%
CMS Energy, 5.875%	475,722	11,074,808
CMS Energy, 5.875%	221,479	5,193,683
CMS Energy, 5.625%	148,265	3,310,757
CMS Energy, 4.200%	177,592	3,171,793

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
DTE Energy, 6.250%	461,112	$11,550,856
DTE Energy, 5.250%	311,100	6,915,753
DTE Energy, 4.375%	215,931	3,735,606
DTE Energy, 4.375%	173,207	3,057,104
Duke Energy, 5.750%	759,047	18,983,765
Duke Energy, 5.625%	379,763	9,357,360
Entergy Arkansas, 4.875%	324,115	6,848,550
Georgia Power, 5.000%	203,618	4,736,155
NextEra Energy, 7.299%	754,652	42,554,826
NextEra Energy, 7.234%	567,404	29,822,754
NextEra Energy Capital Holdings, 6.500%	647,106	16,410,608
NextEra Energy Capital Holdings, 5.650%	501,435	11,999,340
PG&E, 6.000%	600,943	27,240,746
SCE Trust II, 5.100%	162,841	3,095,607
SCE Trust VI, 5.000%	358,215	6,605,485
SCE Trust VII, 7.500%	416,914	10,422,850
SCE Trust VIII, 6.950%	265,065	6,435,778
Sempra, 5.750%	578,301	13,011,773
Southern, 6.500%	426,917	11,121,188
Southern, 5.250%	352,834	7,811,745
Southern, 4.950%	757,333	15,820,686
Southern, 4.200%	570,308	10,459,449
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	160,080	3,907,553
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	198,242	4,809,351
		309,465,929
TOTAL UNITED STATES		2,198,747,969
TOTAL PREFERRED STOCK (Cost $2,314,023,327)		2,239,665,594
TOTAL INVESTMENTS — 99.4% (Cost $2,314,023,327)		$2,239,665,594

Percentages are based on Net Assets of $2,252,920,288.

‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 3.9%
AT&T	23,403	$655,518
Comcast, Cl A	21,895	677,869
		1,333,387
Consumer Discretionary — 4.6%
Best Buy	7,745	479,958
NIKE, Cl B	8,725	542,521
Pool	2,386	542,051
		1,564,530
Consumer Staples — 22.8%
Brown-Forman, Cl B	18,896	545,339
Coca-Cola	8,176	666,835
Colgate-Palmolive	7,364	730,067
Constellation Brands, Cl A	3,835	605,393
Hormel Foods	24,045	615,552
Kenvue	32,955	630,100
Kimberly-Clark	5,566	620,275
McCormick	8,876	630,551
Mondelez International, Cl A	10,652	655,950
Procter & Gamble	4,095	684,684
Target	6,067	690,364
Tyson Foods, Cl A	9,954	646,910
		7,722,020
Energy — 11.8%
Chevron	3,770	704,085
Coterra Energy	21,245	649,885
EOG Resources	5,123	635,662
Marathon Petroleum	3,001	594,828
SLB	14,291	733,700
Valero Energy	3,243	663,647
		3,981,807
Financials — 6.3%
Blackstone	3,635	412,100
Cincinnati Financial	3,530	578,850
Principal Financial Group	6,362	607,062
T Rowe Price Group	5,543	524,534
		2,122,546
Health Care — 15.2%
Amgen	1,807	701,405
Becton Dickinson	2,894	510,733

Schedule of Investments	February 28, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna Group	2,186	$633,547
Gilead Sciences	4,731	704,683
Johnson & Johnson	2,780	690,635
Medtronic PLC	5,697	556,369
Merck	5,881	728,185
Pfizer	22,214	614,217
		5,139,774
Industrials — 17.3%
A O Smith	8,452	659,256
Automatic Data Processing	2,213	474,379
Fastenal	13,992	644,192
Illinois Tool Works	2,265	658,277
Lockheed Martin	1,227	807,464
Snap-On	1,648	634,842
Stanley Black & Decker	7,567	654,470
Union Pacific	2,438	646,021
United Parcel Service, Cl B	5,729	664,335
		5,843,236
Information Technology — 5.7%
Accenture PLC, Cl A	2,092	436,642
Cisco Systems	7,095	563,769
QUALCOMM	3,151	448,576
Skyworks Solutions	8,343	497,076
		1,946,063
Materials — 12.2%
Avery Dennison	3,242	636,567
CF Industries Holdings	7,503	746,848
DuPont de Nemours	14,015	701,310
Mosaic	24,171	672,921
Packaging Corp of America	2,833	657,653
PPG Industries	5,715	704,488
		4,119,787
TOTAL COMMON STOCK (Cost $31,871,470)		33,773,150
TOTAL INVESTMENTS — 99.8% (Cost $31,871,470)		$33,773,150

Percentages are based on Net Assets of $33,853,322.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X S&P 500® Quality Dividend ETF

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 11.1%
Alphabet, Cl A	1,815	$565,844
Alphabet, Cl C	1,815	565,245
AT&T	605,358	16,956,078
Charter Communications, Cl A *	21,404	5,022,021
Comcast, Cl A	138,734	4,295,205
Electronic Arts	59,087	11,851,080
Liberty Broadband, Cl A *	92,006	5,021,688
Liberty Broadband, Cl C *	91,699	5,007,682
New York Times, Cl A	73,470	5,862,171
News, Cl A	22,737	552,282
News, Cl B	19,635	525,825
Nexstar Media Group, Cl A	18,854	4,732,731
Sirius XM Holdings	195,079	4,283,935
Take-Two Interactive Software *	2,525	533,987
T-Mobile US	35,771	7,765,526
Verizon Communications	409,134	20,513,979
		94,055,279
Consumer Discretionary — 8.0%
ADT	495,891	3,977,046
Boyd Gaming	47,052	3,916,138
CarMax *	82,189	3,548,099
Ford Motor	290,997	4,100,148
Gap	147,935	4,148,097
Lear	32,632	4,282,950
Lithia Motors, Cl A	11,881	3,321,690
LKQ	118,605	3,927,012
McDonald’s	20,822	7,101,551
Meritage Homes	52,636	3,969,807
Mohawk Industries *	32,402	4,058,999
O’Reilly Automotive *	6,815	639,792
Penske Automotive Group	23,939	3,770,871
Taylor Morrison Home, Cl A *	62,258	4,102,180
TJX	77,176	12,476,272
		67,340,652
Consumer Staples — 8.4%
Albertsons, Cl A	34,917	625,014

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Altria Group	196,068	$13,536,535
Archer-Daniels-Midland	59,179	4,085,718
Bunge Global	35,852	4,325,544
Coca-Cola	125,091	10,202,422
Conagra Brands	231,681	4,459,859
Costco Wholesale	1,110	1,121,977
General Mills	91,113	4,121,041
Kroger	17,425	1,189,082
Monster Beverage *	7,263	619,534
Pilgrim’s Pride	96,707	4,173,874
Procter & Gamble	4,323	722,806
Smithfield Foods	173,401	4,314,217
Target	37,817	4,303,196
Walmart	100,843	12,902,862
		70,703,681
Energy — 4.4%
Antero Midstream	215,544	4,845,429
APA	151,323	4,595,680
Exxon Mobil	5,341	814,503
HF Sinclair	80,125	4,007,051
Kinder Morgan	140,205	4,664,620
NOV	218,159	4,419,901
ONEOK	52,833	4,372,988
Permian Resources, Cl A	274,129	5,013,819
Viper Energy, Cl A	102,410	4,766,161
		37,500,152
Financials — 20.3%
AGNC Investment ‡	342,489	3,839,302
Annaly Capital Management ‡	168,070	3,905,947
Aon PLC, Cl A	1,783	598,143
Bank OZK	83,791	3,901,309
Berkshire Hathaway, Cl B *	23,573	11,903,186
CBOE Global Markets	38,789	11,625,839
Chubb	2,103	716,829
Citigroup	35,259	3,885,189
Citizens Financial Group	62,594	3,767,533
CME Group, Cl A	43,166	13,791,537

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CNA Financial	86,333	$4,145,711
Columbia Banking System	135,118	3,844,107
Enact Holdings	102,684	4,296,299
Essent Group	65,109	3,961,232
FirstCash Holdings	3,904	752,652
FNB	225,506	3,831,347
Franklin Resources	157,365	4,176,467
Global Payments	54,644	4,178,080
Huntington Bancshares	213,477	3,586,414
Intercontinental Exchange	66,093	10,847,844
Invesco	137,576	3,612,746
Jack Henry & Associates	3,804	617,998
Jackson Financial, Cl A	35,082	3,840,777
Lincoln National	97,611	3,348,057
Marsh & McLennan	25,142	4,695,017
MGIC Investment	150,169	3,983,984
Moelis, Cl A	52,223	3,099,957
Old Republic International	13,750	589,462
OneMain Holdings, Cl A	62,562	3,442,161
Pinnacle Financial Partners	39,371	3,573,312
Prosperity Bancshares	53,704	3,779,150
Prudential Financial	36,607	3,601,397
Regions Financial	139,978	3,895,588
Rithm Capital ‡	340,987	3,426,919
Starwood Property Trust ‡	218,138	3,885,038
Truist Financial	80,139	3,951,654
United Bankshares	93,687	3,869,273
US Bancorp	72,447	3,959,953
Valley National Bancorp	323,992	4,085,539
W R Berkley	9,417	675,199
Willis Towers Watson PLC	1,980	604,237
Zions Bancorp	65,087	3,728,183
		171,820,568
Health Care — 12.3%
Abbott Laboratories	4,949	575,816
Biogen *	23,407	4,489,931
Boston Scientific *	6,419	493,300
Bristol-Myers Squibb	73,542	4,586,815

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	5,715	$1,310,049
Cencora	34,334	12,777,055
Chemed	1,413	579,344
Cigna Group	14,592	4,229,053
CVS Health	49,155	3,927,484
Edwards Lifesciences *	7,012	606,328
Elevance Health	10,811	3,459,520
Hologic *	11,193	843,504
Johnson & Johnson	55,346	13,749,607
McKesson	1,269	1,252,973
Medline, Cl A *	92,547	4,396,908
Medtronic PLC	45,988	4,491,188
Merck	36,246	4,487,980
Pfizer	154,770	4,279,390
Quest Diagnostics	4,350	921,808
Royalty Pharma, Cl A	404,051	18,671,197
STERIS PLC	2,421	610,939
Universal Health Services, Cl B	19,688	4,057,697
Viatris	307,105	4,585,078
Zimmer Biomet Holdings	46,320	4,559,741
		103,942,705
Industrials — 13.8%
Air Lease, Cl A	62,307	4,039,986
AMETEK	3,247	776,747
Automatic Data Processing	39,711	8,512,450
Broadridge Financial Solutions	17,730	3,295,475
CACI International, Cl A *	964	588,204
Fluor *	89,441	4,678,659
FTI Consulting *	3,928	645,842
GATX	3,670	675,904
General Dynamics	23,970	8,558,488
Honeywell International	2,922	711,770
Huntington Ingalls Industries	9,697	4,310,510
L3Harris Technologies	34,790	12,682,346
Leidos Holdings	3,318	580,982
Lockheed Martin	20,700	13,622,256
Northrop Grumman	14,067	10,189,853
Republic Services, Cl A	49,246	11,277,334

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	61,053	$12,370,559
Snap-On	3,435	1,323,231
United Parcel Service, Cl B	37,060	4,297,478
Verisk Analytics, Cl A	2,928	607,765
Waste Management	52,450	12,632,058
		116,377,897
Information Technology — 10.5%
Amdocs	177,947	12,420,701
Arrow Electronics *	33,894	5,157,311
Cisco Systems	163,446	12,987,419
Hewlett Packard Enterprise	190,676	4,093,814
HP	205,164	3,896,064
International Business Machines	2,835	680,995
Microsoft	27,099	10,642,861
Motorola Solutions	19,169	9,244,442
QNITY Electronics	39,006	4,944,400
Ralliant	74,430	3,415,593
Skyworks Solutions	68,446	4,078,013
Strategy, Cl A *	24,472	3,169,124
TD SYNNEX	26,733	4,192,002
VeriSign	41,645	9,492,561
		88,415,300
Materials — 4.5%
AptarGroup	4,765	684,778
Dow	141,388	4,344,853
Eastman Chemical	58,686	4,431,380
Ecolab	2,390	736,957
Linde PLC	25,483	12,947,403
Mosaic	144,920	4,034,573
NewMarket	945	591,579
Packaging Corp of America	2,722	631,885
Smurfit WestRock PLC	95,569	4,492,699
Solstice Advanced Materials	63,199	4,961,753
		37,857,860
Real Estate — 2.3%
Agree Realty ‡	110,831	8,919,679

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
COPT Defense Properties ‡	19,604	$623,015
Gaming and Leisure Properties ‡	13,239	647,519
NNN REIT ‡	13,886	629,314
Omega Healthcare Investors ‡	15,062	727,043
Realty Income ‡	10,256	687,152
Ventas ‡	7,657	659,727
VICI Properties, Cl A ‡	162,490	4,908,823
Welltower ‡	4,492	930,383
WP Carey ‡	9,091	678,643
		19,411,298
Utilities — 4.2%
AES	281,494	4,864,216
American Electric Power	4,994	668,297
Atmos Energy	3,805	710,736
CenterPoint Energy	16,044	697,914
CMS Energy	8,288	647,044
Consolidated Edison	5,703	641,702
Duke Energy	5,349	699,917
Edison International	66,302	4,955,411
Evergy	145,217	12,148,854
Exelon	13,200	653,004
FirstEnergy	14,237	728,365
IDACORP, Cl Rights	4,449	640,523
National Fuel Gas	7,159	651,684
PPL	15,986	623,134
Southern	7,026	684,192
TXNM Energy	10,014	591,026
UGI	105,411	3,943,426
WEC Energy Group	5,788	676,964
		35,226,409
TOTAL UNITED STATES		842,651,801
TOTAL COMMON STOCK (Cost $765,424,959)		842,651,801
TOTAL INVESTMENTS — 99.8% (Cost $765,424,959)		$842,651,801

Percentages are based on Net Assets of $844,305,820.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Factor ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Consumer Staples — 4.5%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	247,523	$6,287,084
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	285,068	7,166,610
		13,453,694
Energy — 1.7%
NGL Energy Partners, 11.147%, TSFR3M + 7.475% (A)	200,569	4,911,935
Financials — 92.5%
Adams Trust, 10.831%, US0003M + 6.429% ‡ (A)	118,189	3,006,728
AGNC Investment, 9.029%, TSFR3M + 5.373% ‡ (A)	117,284	2,987,223
AGNC Investment, 8.911%, TSFR3M + 5.255% ‡ (A)	146,807	3,715,685
AGNC Investment, 8.615%, TSFR3M + 4.697% ‡ (A)	210,133	5,242,818
AGNC Investment, 7.750%, H15T5Y + 4.390% ‡ (A)	53,033	1,333,780
Allstate, 7.083%, TSFR3M + 3.427% (A)	313,974	8,238,678
Annaly Capital Management, 8.911%, TSFR3M + 5.255% ‡ (A)	240,178	6,230,217
Annaly Capital Management, 8.907%, TSFR3M + 5.251% ‡ (A)	148,292	3,796,275
Annaly Capital Management, 8.090%, TSFR3M + 4.434% ‡ (A)	142,576	3,605,747
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	381,071	9,785,903
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	190,105	4,726,010
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	135,852	3,488,679
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	159,286	3,998,079
Athene Holding, 6.350%, US0003M + 4.253% (A)	237,299	5,785,350
Banc of California, 7.750%, H15T5Y + 4.820% (A)	319,347	8,079,479
Bank of America, 6.450%	274,338	7,119,071
Bank of America, 4.684%, TSFR3M + 1.012% (A)	54,243	1,079,436
Bank of America, 4.584%, TSFR3M + 0.912% (A)	79,275	1,541,899

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.572%, TSFR3M + 0.612% (A)	81,149	$1,644,890
Bank of America, 4.426%, TSFR3M + 0.762% (A)	105,858	2,089,637
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	311,754	8,046,371
Chimera Investment, 9.738%, TSFR3M + 6.053% ‡ (A)	203,197	4,803,577
Chimera Investment, 8.690%, US0003M + 5.005% ‡ (A)	165,642	3,642,468
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	249,320	6,360,153
Fifth Third Bancorp, 7.973%, TSFR3M + 3.972% (A)	281,482	7,245,347
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	325,490	7,395,133
Goldman Sachs Group, 4.652%, TSFR3M + 1.012% (A)	57,669	1,157,417
Goldman Sachs Group, 4.652%, TSFR3M + 1.012% (A)	218,044	4,349,978
Goldman Sachs Group, 4.588%, TSFR3M + 0.932% (A)	392,339	7,803,623
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	208,851	5,367,471
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	345,454	8,929,986
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	371,147	9,501,363
Merchants Bancorp, 8.250%, H15T5Y + 4.340% (A)	85,807	2,183,788
MetLife, 4.985%, TSFR3M + 1.262% (A)	377,586	8,174,737
MFA Financial, 9.279%, TSFR3M + 5.607% ‡ (A)	172,664	3,947,099
Morgan Stanley, 4.634%, TSFR3M + 0.962% (A)	674,801	13,361,060
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	264,888	6,860,599
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	267,935	6,575,125
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	446,921	11,441,178
Rithm Capital, 9.558%, TSFR3M + 5.902% ‡ (A)	178,626	4,479,940

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 8.887%, TSFR3M + 5.231% ‡ (A)	249,257	$6,064,423
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	311,571	8,138,234
Truist Financial, 4.448%, TSFR3M + 0.792% (A)	104,578	2,038,225
Two Harbors Investment, 8.929%, TSFR3M + 5.273% ‡ (A)	152,431	3,765,046
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	191,636	5,135,845
US Bancorp, 4.954%, TSFR3M + 1.282% (A)	6,389	5,001,181
US Bancorp, 4.534%, TSFR3M + 0.862% (A)	441,620	8,368,699
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	90,702	2,358,252
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	191,116	4,600,162
WesBanco, 7.375%	144,438	3,733,722
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	269,968	7,208,146
		275,533,932
Utilities — 1.0%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	125,196	3,056,034
TOTAL UNITED STATES		296,955,595
TOTAL PREFERRED STOCK (Cost $298,766,697)		296,955,595
TOTAL INVESTMENTS — 99.7% (Cost $298,766,697)		$296,955,595

Percentages are based on Net Assets of $297,947,122.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

Schedule of Investments		February 28, 2026 (Unaudited)
Global X Variable Rate Preferred ETF

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under

U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti	1,168	$149,235

BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	112	196,849

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	339	12,875

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	212	46,244

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	2,680	51,134

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	700	161,105

UNITED KINGDOM — 0.0%
Financials — 0.0%
Klarna Group PLC *(A)	608	8,245

UNITED STATES — 99.4%
Communication Services — 11.0%
Alphabet, Cl A	13,733	4,281,400
Alphabet, Cl C	11,875	3,698,231
AST SpaceMobile, Cl A *(A)	517	40,941
AT&T	16,899	473,341
Charter Communications, Cl A *	211	49,507
Comcast, Cl A	8,648	267,742
EchoStar, Cl A *	291	33,619

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	561	$112,520
Fox, Cl A	515	29,015
Fox, Cl B	299	15,467
Live Nation Entertainment *	346	56,101
Meta Platforms, Cl A	5,106	3,309,607
Netflix *	10,805	1,039,873
Omnicom Group	450	38,381
Pinterest, Cl A *	1,396	23,914
Reddit, Cl A *	236	34,411
ROBLOX, Cl A *	1,452	99,694
Snap, Cl A *	2,469	12,864
Spotify Technology *	368	189,498
Take-Two Interactive Software *	389	82,266
TKO Group Holdings, Cl A	168	37,610
T-Mobile US	1,101	239,016
Trade Desk, Cl A *	1,043	24,844
Verizon Communications	9,974	500,096
Walt Disney	4,223	447,807
Warner Bros Discovery *	5,278	148,681
Warner Music Group, Cl A	457	13,070
		15,299,516
Consumer Discretionary — 9.8%
Airbnb, Cl A *	1,017	137,407
Amazon.com *	22,491	4,723,110
APTIV PLC *	552	40,594
AutoZone *	40	150,223
Best Buy	449	27,825
Booking Holdings	76	322,191
Carnival	2,440	76,982
Carvana, Cl A *	272	90,892
Chipotle Mexican Grill, Cl A *	3,152	117,317
Darden Restaurants	277	59,236
Deckers Outdoor *	349	40,927
DoorDash, Cl A *	789	139,235
DR Horton	586	93,989
DraftKings, Cl A *	1,108	26,415
eBay	1,105	100,400
Expedia Group	289	62,334

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Flutter Entertainment PLC *	417	$44,260
Ford Motor	9,157	129,022
Garmin	363	91,777
General Motors	2,222	174,894
Genuine Parts	321	38,282
Hilton Worldwide Holdings	561	174,909
Home Depot	2,351	895,073
Las Vegas Sands	809	45,886
Lennar, Cl A	558	63,813
Lennar, Cl B	13	1,388
Lowe’s	1,321	349,497
Lululemon Athletica *	242	44,811
Marriott International, Cl A	574	196,153
McDonald’s	1,681	573,322
NIKE, Cl B	2,800	174,104
NVR *	7	52,625
O’Reilly Automotive *	2,050	192,454
PulteGroup	481	65,993
Rivian Automotive, Cl A *	1,898	29,096
Ross Stores	738	151,762
Royal Caribbean Cruises	583	181,290
Starbucks	2,631	257,891
Tapestry	496	77,113
Tesla *	6,842	2,753,973
TJX	2,624	424,196
Tractor Supply	1,265	65,578
Ulta Beauty *	108	73,957
Viking Holdings *	295	23,016
Williams-Sonoma	280	57,582
Yum! Brands	653	109,808
		13,722,602
Consumer Staples — 5.2%
Altria Group	3,966	273,813
Archer-Daniels-Midland	1,126	77,739
Church & Dwight	572	59,980
Coca-Cola	9,143	745,703
Colgate-Palmolive	1,910	189,357
Constellation Brands, Cl A	367	57,935

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	1,045	$1,056,276
Dollar General	518	80,932
Dollar Tree *	476	60,205
Estee Lauder, Cl A	502	54,954
General Mills	1,260	56,990
Hershey	349	82,462
Kenvue	4,535	86,709
Keurig Dr Pepper	3,040	92,051
Kimberly-Clark	782	87,146
Kraft Heinz	2,031	49,983
Kroger	1,435	97,924
McCormick	596	42,340
Mondelez International, Cl A	3,057	188,250
Monster Beverage *	1,624	138,527
PepsiCo	3,183	540,282
Philip Morris International	3,675	686,600
Procter & Gamble	5,531	924,783
Sysco	1,093	99,638
Target	1,077	122,552
Tyson Foods, Cl A	663	43,088
Walmart	10,264	1,313,279
		7,309,498
Energy — 3.6%
Baker Hughes, Cl A	2,340	152,708
Cheniere Energy	515	121,401
Chevron	4,440	829,214
ConocoPhillips	2,973	337,317
Coterra Energy	1,778	54,389
Devon Energy	1,390	60,507
Diamondback Energy	447	77,814
EOG Resources	1,292	160,311
EQT	1,508	92,621
Expand Energy	505	54,500
Exxon Mobil	9,921	1,512,953
Halliburton	2,073	74,628
Kinder Morgan	4,594	152,842
Marathon Petroleum	737	146,081
Occidental Petroleum	1,744	92,572

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ONEOK	1,485	$122,913
Phillips 66	959	148,003
SLB	3,508	180,101
Targa Resources	503	118,607
Texas Pacific Land	135	70,779
Valero Energy	739	151,229
Venture Global, Cl A (A)	1,197	11,599
Williams	2,913	217,659
		4,940,748
Financials — 12.1%
Affirm Holdings, Cl A *	570	26,779
Aflac	1,158	130,773
Allstate	642	137,722
American Express	1,297	400,643
American International Group	1,309	105,361
Ameriprise Financial	224	105,307
Aon PLC, Cl A	468	157,000
Apollo Global Management	979	102,403
Arch Capital Group *	851	85,228
Ares Management, Cl A	440	49,284
Arthur J Gallagher	598	136,464
Bank of America	14,883	741,620
Bank of New York Mellon	1,692	201,517
Berkshire Hathaway, Cl B *	3,246	1,639,068
Blackrock	358	380,636
Blackstone	1,695	192,162
Block, Cl A *	1,321	84,148
Blue Owl Capital, Cl A	1,456	15,361
Brown & Brown	675	48,478
Capital One Financial	1,492	291,895
Carlyle Group	532	27,659
CBOE Global Markets	246	73,731
Charles Schwab	3,924	373,565
Chubb	882	300,638
Cincinnati Financial	364	59,689
Citigroup	4,219	464,892
Citizens Financial Group	1,036	62,357
CME Group, Cl A	849	271,255

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Coinbase Global, Cl A *	483	$84,935
Corpay *	161	52,341
Everest Group	77	25,833
Fidelity National Information Services	1,236	62,987
Fifth Third Bancorp	1,586	78,459
First Citizens BancShares, Cl A	18	34,167
Fiserv *	1,280	79,731
Global Payments	604	46,182
Goldman Sachs Group	700	601,699
Hartford Financial Services Group	676	95,201
Huntington Bancshares	3,419	57,439
Interactive Brokers Group, Cl A	977	69,553
Intercontinental Exchange	1,343	220,427
JPMorgan Chase	6,392	1,919,518
KeyCorp	2,194	45,504
KKR	1,602	140,463
Loews	425	46,758
LPL Financial Holdings	173	51,966
M&T Bank	392	85,056
Markel Group *	30	62,174
Marsh & McLennan	1,162	216,992
Mastercard, Cl A	1,886	975,458
MetLife	1,344	96,862
Moody’s	375	179,096
Morgan Stanley	2,877	479,049
MSCI, Cl A	180	102,929
Nasdaq	978	85,653
Northern Trust	468	66,966
PayPal Holdings	2,256	104,250
PNC Financial Services Group	958	203,431
Principal Financial Group	540	51,527
Progressive	1,380	294,851
Prudential Financial	842	82,836
Raymond James Financial	437	66,896
Regions Financial	2,147	59,751
Robinhood Markets, Cl A *	1,752	132,889
Rocket, Cl A	2,167	39,418
Ryan Specialty Holdings, Cl A	248	9,759
S&P Global	722	319,037

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SoFi Technologies *	2,748	$48,804
State Street	693	89,134
Synchrony Financial	921	63,650
T Rowe Price Group	517	48,924
Toast, Cl A *	1,094	29,877
TPG, Cl A	357	15,501
Tradeweb Markets, Cl A	274	33,772
Travelers	552	170,369
Truist Financial	3,076	151,678
US Bancorp	3,485	190,490
Visa, Cl A	3,990	1,277,359
W R Berkley	707	50,692
Wells Fargo	7,356	599,146
Willis Towers Watson PLC	233	71,105
		16,934,179
Health Care — 9.9%
Abbott Laboratories	4,092	476,104
AbbVie	4,186	971,487
Agilent Technologies	673	81,689
Alnylam Pharmaceuticals *	307	102,206
Amgen	1,251	485,588
Becton Dickinson	676	119,300
Biogen *	342	65,602
Boston Scientific *	3,497	268,744
Bristol-Myers Squibb	4,788	298,628
Cardinal Health	568	130,203
Cencora	423	157,415
Centene *	1,153	51,747
Cigna Group	618	179,109
Cooper *	469	39,241
CVS Health	2,993	239,141
Danaher	1,506	317,224
Dexcom *	927	68,070
Edwards Lifesciences *	1,352	116,907
Elevance Health	533	170,560
Eli Lilly	1,999	2,102,928
GE HealthCare Technologies	1,081	91,096
Gilead Sciences	2,914	434,040

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	370	$195,989
Hologic *	531	40,016
Humana	307	58,496
IDEXX Laboratories *	187	122,809
Illumina *	373	50,154
Incyte *	379	38,381
Insmed *	496	74,068
Insulet *	166	40,937
Intuitive Surgical *	823	414,389
IQVIA Holdings *	420	75,100
Johnson & Johnson	5,706	1,417,542
Labcorp Holdings	197	56,957
McKesson	285	281,400
Medtronic PLC	3,020	294,933
Merck	5,859	725,461
Mettler-Toledo International *	45	61,501
Natera *	299	62,204
Pfizer	13,429	371,312
Quest Diagnostics	262	55,520
Regeneron Pharmaceuticals	227	177,439
ResMed	343	87,897
Royalty Pharma, Cl A	880	40,665
STERIS PLC	233	58,798
Stryker	814	315,392
Thermo Fisher Scientific	891	464,309
UnitedHealth Group	2,136	626,425
Veeva Systems, Cl A *	352	64,068
Vertex Pharmaceuticals *	603	299,588
Waters *	233	74,416
West Pharmaceutical Services	171	43,492
Zimmer Biomet Holdings	469	46,168
Zoetis, Cl A	1,046	137,131
		13,839,986
Industrials — 9.4%
3M	1,240	204,997
AMETEK	545	130,375
Automatic Data Processing	954	204,499
Axon Enterprise *	178	96,547

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bloom Energy, Cl A *	516	$80,326
Boeing *	1,749	397,950
Broadridge Financial Solutions	272	50,557
Carlisle	107	42,240
Carrier Global	1,872	120,557
Caterpillar	1,089	808,942
Cintas	810	162,915
Comfort Systems USA	83	118,638
Copart *	2,033	77,437
CSX	4,393	187,537
Cummins	309	180,416
Deere	585	368,380
Delta Air Lines	1,527	100,324
Dover	324	73,062
Eaton PLC	926	348,102
EMCOR Group	108	78,259
Emerson Electric	1,321	199,141
Equifax	289	60,389
Expeditors International of Washington	328	47,570
Fastenal	2,682	123,479
FedEx	524	202,788
Ferguson Enterprises	446	116,299
Fortive	822	48,662
FTAI Aviation	237	72,475
GE Aerospace	2,498	854,965
GE Vernova	646	564,346
General Dynamics	525	187,451
HEICO	97	30,988
HEICO, Cl A	179	42,980
Honeywell International	1,521	370,500
Howmet Aerospace	941	247,041
Hubbell, Cl B	127	64,977
Illinois Tool Works	702	204,022
Ingersoll Rand	951	89,527
Jacobs Solutions	290	39,979
JB Hunt Transport Services	189	44,114
Johnson Controls International PLC	1,401	202,164
L3Harris Technologies	443	161,491
Leidos Holdings	314	54,981

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lennox International	75	$42,745
Lockheed Martin	545	358,654
Norfolk Southern	554	174,366
Northrop Grumman	332	240,494
Old Dominion Freight Line	445	90,357
Otis Worldwide	930	86,081
PACCAR	1,271	160,260
Parker-Hannifin	304	306,791
Paychex	760	71,174
Quanta Services	344	193,700
Republic Services, Cl A	483	110,607
Rocket Lab *	1,005	69,446
Rockwell Automation	265	107,974
Rollins	701	42,684
RTX	3,093	626,704
Southwest Airlines	1,102	54,285
SS&C Technologies Holdings	511	38,473
Symbotic, Cl A *	97	5,314
Trane Technologies PLC	536	247,804
TransDigm Group	132	171,968
TransUnion	460	36,133
Uber Technologies *	4,731	356,812
Union Pacific	1,417	375,477
United Airlines Holdings *	776	82,489
United Parcel Service, Cl B	1,751	203,046
United Rentals	155	130,200
Veralto	522	50,858
Verisk Analytics, Cl A	328	68,083
Vertiv Holdings, Cl A	821	209,265
Waste Management	948	228,316
Watsco	82	34,221
Westinghouse Air Brake Technologies	403	106,372
WW Grainger	104	119,052
Xylem	573	74,238
		13,136,832
Information Technology — 32.1%
Accenture PLC, Cl A	1,428	298,052
Adobe *	986	258,736

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	3,807	$762,200
Amdocs	253	17,659
Amphenol, Cl A	2,813	410,867
Analog Devices	1,171	416,630
Apple	33,970	8,974,195
Applied Materials	1,875	698,063
AppLovin, Cl A *	601	261,297
Arista Networks *	2,434	324,939
Astera Labs *	305	36,243
Atlassian, Cl A *	392	29,451
Autodesk *	502	123,427
Broadcom	10,954	3,500,351
Cadence Design Systems *	650	195,910
CDW	308	37,773
Ciena *	333	116,117
Circle Internet Group, Cl A *	310	25,866
Cisco Systems	9,381	745,414
Cloudflare, Cl A *	713	122,771
Cognizant Technology Solutions, Cl A	1,175	75,705
Coherent *	301	77,938
Coreweave, Cl A *	561	44,633
Corning	1,818	273,391
Credo Technology Group Holding *	343	38,509
CrowdStrike Holdings, Cl A *	541	201,241
Datadog, Cl A *	733	82,067
Dell Technologies, Cl C	732	108,395
Entegris	354	46,887
Fair Isaac *	58	81,743
Figma, Cl A *	627	18,428
First Solar *	239	47,131
Flex *	874	55,080
Fortinet *	1,455	114,989
Gartner *	177	27,824
GLOBALFOUNDRIES *	172	8,179
GoDaddy, Cl A *	312	27,194
Hewlett Packard Enterprise	3,066	65,827
HP	2,205	41,873
HubSpot *	127	33,593
Intel *	10,262	468,050

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
International Business Machines	2,140	$514,049
Intuit	632	258,507
IonQ *(A)	684	26,245
Jabil	258	68,367
Keysight Technologies *	410	126,005
KLA	306	466,512
Lam Research	2,954	690,911
Lumentum Holdings *	163	114,248
Marvell Technology	2,033	166,076
Microchip Technology	1,247	93,076
Micron Technology	2,640	1,088,657
Microsoft	17,326	6,804,613
MongoDB, Cl A *	166	54,526
Monolithic Power Systems	110	125,701
Motorola Solutions	393	189,528
NetApp	480	47,534
NVIDIA	55,153	9,772,560
Okta, Cl A *	397	28,783
ON Semiconductor *	1,003	66,679
Oracle	3,922	570,259
Palantir Technologies, Cl A *	4,937	677,307
Palo Alto Networks *	1,526	227,252
PTC *	281	44,002
Pure Storage, Cl A *	733	47,073
QNITY Electronics	449	56,915
QUALCOMM	2,506	356,754
Roper Technologies	251	87,782
Salesforce	2,124	413,734
Samsara, Cl A *	911	26,328
SANDISK *	321	203,951
Seagate Technology Holdings	466	190,053
ServiceNow *	2,451	264,733
Snowflake, Cl A *	763	128,497
Strategy, Cl A *	621	80,420
Super Micro Computer *	1,200	38,868
Synopsys *	438	181,332
Teledyne Technologies *	110	74,921
Teradyne	376	120,331
Texas Instruments	2,122	450,097

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	574	$38,383
Tyler Technologies *	101	35,824
Ubiquiti	9	6,903
VeriSign	187	42,625
Western Digital	803	224,599
Workday, Cl A *	511	68,351
Zoom Communications, Cl A *	619	45,769
Zscaler *	221	32,485
		44,732,763
Materials — 2.0%
Air Products & Chemicals	520	143,348
Amcor PLC	1,085	52,547
Corteva	1,628	130,435
CRH PLC	1,639	196,647
Dow	1,666	51,196
DuPont de Nemours	742	37,130
Ecolab	605	186,552
Freeport-McMoRan	3,331	226,775
International Flavors & Fragrances	603	49,585
International Paper	1,232	53,654
Linde PLC	1,106	561,936
LyondellBasell Industries, Cl A	595	34,224
Martin Marietta Materials	144	97,426
Newmont	2,550	331,500
Nucor	557	98,522
Packaging Corp of America	209	48,517
PPG Industries	550	67,799
Reliance	126	39,771
Sherwin-Williams	558	202,325
Smurfit WestRock PLC	1,210	56,882
Steel Dynamics	338	65,278
Vulcan Materials	313	97,030
		2,829,079
Real Estate — 1.8%
American Tower ‡	1,105	212,005
AvalonBay Communities ‡	335	59,372
CBRE Group, Cl A *	704	103,953

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CoStar Group *	984	$43,916
Crown Castle ‡	1,023	91,599
Digital Realty Trust ‡	807	143,000
Equinix ‡	228	222,131
Equity Residential ‡	815	51,516
Essex Property Trust ‡	151	38,522
Extra Space Storage ‡	498	75,213
Invitation Homes ‡	1,351	35,585
Iron Mountain ‡	690	74,748
Mid-America Apartment Communities ‡	273	36,544
ProLogis ‡	2,184	311,373
Public Storage ‡	373	114,533
Realty Income ‡	2,139	143,313
SBA Communications, Cl A ‡	249	50,089
Simon Property Group ‡	788	160,634
Sun Communities ‡	298	40,665
Ventas ‡	992	85,471
VICI Properties, Cl A ‡	2,515	75,978
Welltower ‡	1,629	337,399
Weyerhaeuser ‡	1,700	41,701
		2,549,260
Utilities — 2.5%
Alliant Energy	604	43,693
Ameren	630	71,366
American Electric Power	1,293	173,029
American Water Works	462	62,846
Atmos Energy	368	68,739
CenterPoint Energy	1,543	67,120
CMS Energy	703	54,883
Consolidated Edison	853	95,980
Constellation Energy	737	243,122
Dominion Energy	2,087	131,773
DTE Energy	489	72,489
Duke Energy	1,835	240,110
Edison International	918	68,611
Entergy	1,083	116,000
Evergy	536	44,842
Eversource Energy	868	66,150

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	2,385	$117,986
FirstEnergy	1,296	66,303
NextEra Energy	4,805	450,565
NiSource	1,114	52,692
NRG Energy	482	86,259
PG&E	5,187	98,553
PPL	1,745	68,020
Public Service Enterprise Group	1,180	101,563
Sempra	1,555	149,700
Southern	2,592	252,409
Vistra	789	137,199
WEC Energy Group	754	88,188
Xcel Energy	1,366	113,870
		3,404,060
TOTAL UNITED STATES		138,698,523
TOTAL COMMON STOCK (Cost $132,791,766)		139,324,210

EXCHANGE TRADED FUND — 0.0%
Domestic Equity — 0.0%
BNY Mellon US Large Cap Core Equity ETF	800	105,088
TOTAL EXCHANGE TRADED FUND (Cost $103,261)		105,088

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $70,231)	70,231	70,231
TOTAL INVESTMENTS — 99.9% (Cost $132,965,258)		$139,499,529

Percentages are based on Net Assets of $139,616,363.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

(A)	This security or a partial position of this security is on loan at February 28, 2026. The total market value of securities on loan at February 28, 2026 was $64,813.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $70,231. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 102.5%
U.S. Treasury Bills
7.400%, 03/17/2026(A)	$42,950,000	$42,885,124
6.497%, 03/19/2026(A)	61,211,000	61,106,053
6.279%, 03/5/2026(A)	70,000,000	69,978,708
6.119%, 03/26/2026(A)	71,440,000	71,267,044
5.369%, 03/3/2026(A)	54,740,000	54,734,516
5.160%, 03/24/2026(A)	55,880,000	55,756,467
4.995%, 03/12/2026(A)	78,930,000	78,850,390
4.315%, 03/10/2026(A)	97,300,000	97,221,583
3.637%, 04/21/2026(A)	63,300,000	62,981,742
3.636%, 03/31/2026(A)	62,300,000	62,117,866
3.636%, 04/7/2026(A)	81,400,000	81,104,620
3.613%, 04/2/2026(A)	144,582,000	144,130,683
3.613%, 04/23/2026(A)	149,360,000	148,581,171
3.607%, 04/14/2026(A)	74,840,000	74,515,506
3.601%, 04/16/2026(A)	176,900,000	176,099,085
3.584%, 04/9/2026(A)	149,700,000	149,127,585
3.125%, 04/30/2026(A)	158,900,000	157,954,027
2.872%, 05/28/2026(A)	75,700,000	75,044,497
2.361%, 05/14/2026(A)	146,590,000	145,522,866
2.220%, 05/7/2026(A)	130,700,000	129,837,380
1.200%, 04/28/2026(A)	82,450,000	81,976,445
1.098%, 05/21/2026(A)	137,150,000	136,057,320
0.000%, 05/12/2026(B)	25,700,000	25,518,265
0.000%, 05/19/2026(B)	20,700,000	20,539,757
0.000%, 05/26/2026(B)	20,700,000	20,525,632
		2,223,434,332
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,223,269,330)		2,223,434,332

REPURCHASE AGREEMENTS(C) — 0.0%
Citadel Securities LLC 3.740%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $2,001 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $733, 0.000% - 5.250%, 07/31/2026 - 11/15/2055, with a total market value of $2,033)	2,000	2,000

Schedule of Investments	February 28, 2026 (Unaudited)

Global X 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.650%, dated 02/27/2026, to be repurchased on 03/02/2026, repurchase price $1,037 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $570, 0.000% - 5.000%, 04/23/2026 - 02/15/2055, with a total market value of $1,053)	$1,037	$1,037
TOTAL REPURCHASE AGREEMENTS (Cost $3,037)		3,037
TOTAL INVESTMENTS — 102.5% (Cost $2,223,272,367)		$2,223,437,369

Percentages are based on Net Assets of $2,168,946,603.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $3,037. The total value of non-cash collateral held from securities on loan as of February 28, 2026 was $0.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
PANAMA — 1.0%
Industrials — 1.0%
Copa Holdings, Cl A	2,143	$297,041

UNITED STATES — 98.8%
Communication Services — 9.5%
Comcast, Cl A	19,808	613,256
Fox, Cl A	8,160	459,735
Iridium Communications	4,577	109,619
Match Group	7,587	239,749
Nexstar Media Group, Cl A	1,252	314,277
Omnicom Group	5,342	455,619
Pinterest, Cl A *	11,242	192,576
Sirius XM Holdings	15,390	337,964
ZoomInfo Technologies, Cl A *	8,738	54,263
		2,777,058
Consumer Discretionary — 21.4%
ADT	43,819	351,428
Airbnb, Cl A *	4,374	590,971
APTIV PLC *	5,915	434,989
Bath & Body Works	12,494	284,363
Best Buy	5,415	335,568
BorgWarner	7,074	407,250
Brunswick	2,035	162,027
Crocs *	2,058	186,681
Deckers Outdoor *	2,575	301,970
Dillard’s, Cl A	304	183,248
DR Horton	4,021	644,928
Etsy *	3,058	167,823
Expedia Group	2,019	435,478
Ford Motor	43,932	619,002
Gentex	5,230	122,382
H&R Block	3,374	103,312
Lear	1,587	208,294
Macy’s	8,736	172,798
Mohawk Industries *	1,399	175,253
Polaris	2,438	148,084
PVH	1,875	128,625

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Thor Industries	896	$86,133
		6,250,607
Consumer Staples — 11.3%
Altria Group	10,190	703,518
Archer-Daniels-Midland	10,035	692,816
Boston Beer, Cl A *	265	60,097
Conagra Brands	17,081	328,809
Flowers Foods	7,367	72,786
Ingredion	1,267	148,822
Kraft Heinz	23,856	587,096
Maplebear *	4,917	184,437
Molson Coors Beverage, Cl B	5,993	293,597
Pilgrim’s Pride	5,397	232,934
		3,304,912
Energy — 10.7%
APA	20,621	626,260
Chord Energy	2,439	264,314
Devon Energy	16,512	718,767
Diamondback Energy	3,995	695,450
NOV	14,360	290,934
Ovintiv	10,306	521,380
		3,117,105
Health Care — 10.5%
Biogen *	3,343	641,254
BioMarin Pharmaceutical *	3,473	214,388
Bristol-Myers Squibb	10,921	681,143
Cardinal Health	2,916	668,435
Envista Holdings *	3,004	87,747
Exelixis *	4,518	199,063
Halozyme Therapeutics *	2,294	159,502
Incyte *	2,932	296,924
Lantheus Holdings *	1,597	119,631
		3,068,087
Industrials — 9.4%
AGCO	1,818	248,157

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Allison Transmission Holdings	1,648	$206,495
Concentrix	3,176	104,173
Genpact	3,435	136,438
Lyft, Cl A *	13,835	191,476
Middleby *	1,025	173,082
Oshkosh	1,501	255,200
Owens Corning	2,528	308,593
Regal Rexnord	1,748	386,273
Robert Half	2,155	52,625
TriNet Group	3,265	124,331
United Airlines Holdings *	5,191	551,803
		2,738,646
Information Technology — 18.1%
Accenture PLC, Cl A	2,153	449,374
Adobe *	1,663	436,388
Amdocs	1,918	133,876
Cirrus Logic *	1,052	148,458
Cognizant Technology Solutions, Cl A	6,841	440,766
DocuSign, Cl A *	3,430	154,590
Dolby Laboratories, Cl A	1,606	106,911
Dropbox, Cl A *	7,649	191,149
DXC Technology *	14,462	182,077
F5 *	862	233,912
Five9 *	1,463	25,515
Gartner *	1,166	183,295
GoDaddy, Cl A *	2,951	257,209
HP	25,442	483,144
NetApp	3,593	355,815
Okta, Cl A *	2,422	175,595
QUALCOMM	3,339	475,340
RingCentral, Cl A *	4,109	149,773
Skyworks Solutions	3,987	237,545
Teradata *	2,190	68,963
Zoom Communications, Cl A *	5,440	402,234
		5,291,929
Materials — 5.1%
Cabot	1,512	115,124

Schedule of Investments	February 28, 2026 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Celanese, Cl A	6,329	$316,070
CF Industries Holdings	5,686	565,985
Crown Holdings	3,394	388,952
NewMarket	195	122,072
		1,508,203
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	7,501	405,354
Apple Hospitality REIT ‡	6,290	77,115
Rayonier ‡	2,700	58,023
Vornado Realty Trust ‡	10,696	294,996
		835,488
TOTAL UNITED STATES		28,892,035
TOTAL COMMON STOCK (Cost $28,518,781)		29,189,076
TOTAL INVESTMENTS — 99.8% (Cost $28,518,781)		$29,189,076

Percentages are based on Net Assets of $29,235,398.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Notes
4.875%, 10/31/2028	$2,000,000	$2,074,844
4.625%, 06/15/2027	40,000	40,575
4.625%, 09/30/2028	2,000,000	2,060,859
4.500%, 04/15/2027	400,000	404,344
4.500%, 05/15/2027	525,000	531,173
4.375%, 07/15/2027	210,000	212,576
4.375%, 08/31/2028	1,500,000	1,535,156
4.375%, 11/30/2028	1,500,000	1,538,262
4.250%, 03/15/2027	300,000	302,240
4.250%, 01/15/2028	435,000	441,593
4.250%, 02/15/2028	360,000	365,766
4.125%, 02/15/2027	10,000	10,054
4.125%, 02/28/2027	440,000	442,544
4.125%, 09/30/2027	950,000	960,094
4.125%, 10/31/2027	120,000	121,345
4.125%, 11/15/2027	420,000	424,856
4.000%, 01/15/2027	100,000	100,387
4.000%, 12/15/2027	930,000	939,482
4.000%, 02/29/2028	30,000	30,346
4.000%, 06/30/2028	2,000,000	2,027,656
4.000%, 01/31/2029	2,000,000	2,033,438
3.875%, 03/31/2027	1,280,000	1,284,900
3.875%, 05/31/2027	270,000	271,287
3.875%, 07/31/2027	1,200,000	1,206,891
3.875%, 10/15/2027	895,000	901,223
3.875%, 11/30/2027	255,000	256,972
3.875%, 12/31/2027	930,000	937,665
3.875%, 06/15/2028	2,000,000	2,021,641
3.750%, 04/30/2027	1,125,000	1,128,252
3.750%, 06/30/2027	780,000	782,925
3.750%, 08/15/2027	510,000	512,191
3.750%, 04/15/2028	2,000,000	2,014,531
3.750%, 05/15/2028	2,000,000	2,015,078
3.750%, 12/31/2028	2,000,000	2,019,297
3.625%, 08/31/2027	135,000	135,353
3.625%, 08/15/2028	2,000,000	2,011,406
3.500%, 09/30/2027	500,000	500,547
3.500%, 10/31/2027	975,000	976,104
3.500%, 01/31/2028	255,000	255,488
3.500%, 11/15/2028	750,000	752,139
3.500%, 02/15/2029	1,000,000	1,003,125

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.375%, 09/15/2027	$35,000	$34,967
3.375%, 11/30/2027	375,000	374,766
3.375%, 12/31/2027	900,000	899,508
3.375%, 02/29/2028	600,000	599,859
3.250%, 06/30/2027	750,000	747,979
3.125%, 08/31/2027	150,000	149,314
2.750%, 04/30/2027	620,000	614,769
2.750%, 07/31/2027	450,000	445,676
2.750%, 02/15/2028	330,000	326,055
2.625%, 05/31/2027	1,220,000	1,207,228
2.500%, 03/31/2027	40,000	39,578
2.375%, 05/15/2027	220,000	217,104
2.250%, 02/15/2027	120,000	118,550
2.250%, 11/15/2027	350,000	343,273
1.875%, 02/28/2027	135,000	132,826
1.500%, 01/31/2027	130,000	127,616
1.125%, 02/28/2027	105,000	102,546
0.750%, 01/31/2028	850,000	808,729
0.625%, 03/31/2027	75,000	72,738
0.625%, 11/30/2027	190,000	181,123
0.625%, 12/31/2027	250,000	237,783
0.500%, 04/30/2027	100,000	96,633
0.500%, 05/31/2027	200,000	192,789
0.500%, 08/31/2027	980,000	938,465
0.500%, 10/31/2027	350,000	333,621
0.375%, 07/31/2027	150,000	143,689
0.375%, 09/30/2027	300,000	286,078
		47,357,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,265,210)		47,357,867
TOTAL INVESTMENTS — 98.9% (Cost $47,265,210)		$47,357,867

Percentages are based on Net Assets of $47,882,104.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Short-Term Treasury Ladder ETF

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Notes
4.875%, 10/31/2030	$385,000	$407,438
4.625%, 09/30/2030	35,000	36,645
4.625%, 04/30/2031	30,000	31,513
4.625%, 05/31/2031	275,000	288,922
4.625%, 02/15/2035	382,000	402,980
4.500%, 05/31/2029	385,000	397,753
4.500%, 12/31/2031	275,000	287,687
4.500%, 11/15/2033	390,000	408,540
4.375%, 12/31/2029	50,000	51,639
4.375%, 11/30/2030	125,000	129,648
4.375%, 01/31/2032	50,000	51,979
4.375%, 05/15/2034	410,000	425,679
4.250%, 01/31/2030	385,000	396,069
4.250%, 02/28/2031	80,000	82,600
4.250%, 06/30/2031	20,000	20,662
4.250%, 11/15/2034	255,000	261,983
4.250%, 05/15/2035	125,000	128,208
4.250%, 08/15/2035	350,000	358,695
4.125%, 11/30/2029	35,000	35,824
4.125%, 08/31/2030	25,000	25,640
4.125%, 07/31/2031	40,000	41,086
4.125%, 10/31/2031	220,000	225,861
4.125%, 02/29/2032	275,000	282,208
4.125%, 03/31/2032	260,000	266,835
4.125%, 11/15/2032	50,000	51,250
4.125%, 02/15/2036	300,000	303,984
4.000%, 07/31/2029	30,000	30,555
4.000%, 02/28/2030	50,000	50,988
4.000%, 05/31/2030	25,000	25,510
4.000%, 01/31/2031	60,000	61,261
4.000%, 04/30/2032	264,000	269,063
4.000%, 06/30/2032	25,000	25,471
4.000%, 07/31/2032	50,000	50,928
4.000%, 02/15/2034	340,000	344,476
4.000%, 11/15/2035	500,000	501,797
3.875%, 09/30/2029	125,000	126,807
3.875%, 04/30/2030	25,000	25,383
3.875%, 07/31/2030	35,000	35,550
3.875%, 08/31/2032	35,000	35,386
3.875%, 08/15/2033	180,000	181,308
3.875%, 08/15/2034	200,000	200,297

Schedule of Investments	February 28, 2026 (Unaudited)

Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.750%, 06/30/2030	$125,000	$126,304
3.750%, 12/31/2030	330,000	333,274
3.625%, 08/31/2029	30,000	30,187
3.500%, 02/15/2033	150,000	147,943
3.375%, 05/15/2033	345,000	336,981
3.250%, 06/30/2029	100,000	99,477
2.875%, 05/15/2032	100,000	95,648
2.750%, 08/15/2032	100,000	94,660
2.375%, 03/31/2029	70,000	67,908
1.625%, 05/15/2031	100,000	90,883
1.375%, 11/15/2031	90,000	79,678
1.250%, 08/15/2031	95,000	84,086
		8,953,137
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,848,210)		8,953,137
TOTAL INVESTMENTS — 99.0% (Cost $8,848,210)		$8,953,137

Percentages are based on Net Assets of $9,044,635.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds
5.000%, 05/15/2037	$900,000	$981,984
5.000%, 05/15/2045	675,000	713,549
4.875%, 08/15/2045	225,000	234,035
4.750%, 02/15/2037	20,000	21,360
4.750%, 02/15/2041	175,000	182,738
4.750%, 11/15/2043	640,000	658,750
4.750%, 02/15/2045	200,000	205,000
4.750%, 11/15/2053	265,000	269,286
4.750%, 05/15/2055	415,000	422,344
4.750%, 08/15/2055	600,000	610,969
4.750%, 02/15/2056	400,000	407,625
4.625%, 02/15/2040	510,000	528,328
4.625%, 05/15/2044	185,000	187,103
4.625%, 11/15/2044	200,000	201,883
4.625%, 11/15/2045	125,000	125,820
4.625%, 05/15/2054	425,000	423,639
4.625%, 02/15/2055	675,000	673,181
4.625%, 11/15/2055	600,000	598,969
4.500%, 05/15/2038	1,152,000	1,198,710
4.500%, 08/15/2039	245,000	251,422
4.500%, 02/15/2044	265,000	264,161
4.500%, 11/15/2054	450,000	439,629
4.375%, 02/15/2038	930,000	958,590
4.375%, 11/15/2039	861,000	870,821
4.375%, 05/15/2040	100,000	100,789
4.375%, 05/15/2041	150,000	150,123
4.375%, 08/15/2043	145,000	142,627
4.250%, 05/15/2039	250,000	251,162
4.250%, 11/15/2040	710,000	703,205
4.250%, 02/15/2054	340,000	318,498
4.250%, 08/15/2054	450,000	421,629
4.125%, 08/15/2044	625,000	591,895
4.125%, 08/15/2053	952,000	873,348
4.000%, 11/15/2042	690,000	650,864
4.000%, 11/15/2052	240,000	215,625
3.875%, 08/15/2040	160,000	152,244
3.875%, 02/15/2043	225,000	208,459
3.875%, 05/15/2043	200,000	184,867
3.750%, 08/15/2041	160,000	148,425
3.750%, 11/15/2043	164,000	148,234
3.625%, 08/15/2043	140,000	124,709

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 02/15/2044	$245,000	$217,198
3.625%, 02/15/2053	390,000	327,387
3.625%, 05/15/2053	490,000	411,083
3.500%, 02/15/2039	800,000	747,531
3.375%, 08/15/2042	210,000	182,979
3.375%, 05/15/2044	225,000	191,988
3.375%, 11/15/2048	425,000	348,467
3.250%, 05/15/2042	150,000	128,953
3.125%, 11/15/2041	690,000	588,090
3.125%, 02/15/2042	170,000	144,254
3.125%, 02/15/2043	152,000	126,956
3.125%, 08/15/2044	300,000	245,730
3.125%, 05/15/2048	370,000	291,462
3.000%, 05/15/2042	250,000	207,656
3.000%, 11/15/2044	220,000	176,146
3.000%, 05/15/2045	170,000	135,389
3.000%, 11/15/2045	170,000	134,586
3.000%, 02/15/2047	610,000	476,205
3.000%, 05/15/2047	320,000	249,050
3.000%, 02/15/2048	1,225,000	945,786
3.000%, 08/15/2048	530,000	407,106
3.000%, 02/15/2049	1,130,000	863,832
3.000%, 08/15/2052	1,167,000	869,324
2.875%, 05/15/2043	250,000	200,478
2.875%, 08/15/2045	160,000	124,381
2.875%, 11/15/2046	370,000	283,527
2.875%, 05/15/2049	510,000	379,850
2.875%, 05/15/2052	650,000	472,316
2.750%, 08/15/2042	250,000	199,424
2.750%, 11/15/2042	300,000	238,078
2.750%, 08/15/2047	435,000	322,563
2.750%, 11/15/2047	535,000	395,545
2.500%, 02/15/2045	180,000	132,117
2.500%, 02/15/2046	570,000	411,959
2.500%, 05/15/2046	550,000	396,086
2.375%, 02/15/2042	240,000	182,475
2.375%, 11/15/2049	590,000	394,447
2.375%, 05/15/2051	640,000	420,150
2.250%, 05/15/2041	160,000	121,550
2.250%, 08/15/2046	1,201,000	821,606
2.250%, 08/15/2049	590,000	384,998
2.250%, 02/15/2052	620,000	392,223

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
2.000%, 11/15/2041	$430,000	$310,272
2.000%, 02/15/2050	1,200,000	733,875
2.000%, 08/15/2051	985,000	588,999
1.875%, 02/15/2041	400,000	288,766
1.875%, 02/15/2051	740,000	431,859
1.875%, 11/15/2051	895,000	516,618
1.750%, 08/15/2041	460,000	321,137
1.625%, 11/15/2050	1,090,000	598,095
1.375%, 11/15/2040	325,000	218,220
1.375%, 08/15/2050	1,200,000	617,719
1.250%, 05/15/2050	650,000	325,686
1.125%, 05/15/2040	250,000	164,102
1.125%, 08/15/2040	300,000	194,988
		36,817,866
U.S. Treasury Note 4.250%, 05/15/2035	2,000	2,051
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,707,238)		36,819,917
TOTAL INVESTMENTS — 99.0% (Cost $36,707,238)		$36,819,917

Percentages are based on Net Assets of $37,196,500.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
COMMON STOCK — 97.1%
UNITED STATES — 97.1%
Communication Services — 97.1%
Alphabet, Cl A	80,954	$25,238,219
Alphabet, Cl C	67,533	21,031,802
AST SpaceMobile, Cl A *	3,160	250,240
AT&T	94,868	2,657,253
Charter Communications, Cl A *	902	211,636
Comcast, Cl A	46,787	1,448,525
EchoStar, Cl A *	1,934	223,435
Electronic Arts	2,755	552,570
Fox, Cl A	2,188	123,272
Fox, Cl B	1,583	81,889
Liberty Media -Liberty Formula One, Cl C *	2,843	260,390
Live Nation Entertainment *	1,711	277,422
Meta Platforms, Cl A	29,764	19,292,429
Netflix *	58,334	5,614,064
News, Cl A	3,623	88,003
Omnicom Group	3,283	280,007
Pinterest, Cl A *	8,067	138,188
Reddit, Cl A *	1,397	203,697
ROBLOX, Cl A *	8,145	559,236
Snap, Cl A *	14,160	73,774
Take-Two Interactive Software *	2,130	450,452
T-Mobile US	6,573	1,426,933
Trade Desk, Cl A *	4,417	105,213
Verizon Communications	56,583	2,837,072
Walt Disney	23,984	2,543,263
Warner Bros Discovery *	28,750	809,887

TOTAL UNITED STATES		86,778,871
TOTAL COMMON STOCK (Cost $89,037,909)		86,778,871

	Face Amount
U.S. TREASURY OBLIGATION — 27.9%
U.S. Treasury Bill 3.635%, 03/31/2026(A)	$25,000,000	24,926,896
TOTAL U.S. TREASURY OBLIGATION (Cost $24,929,514)		24,926,896

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
EXCHANGE-TRADED FUND — 2.8%
Domestic Equity — 2.8%
Communication Services Select Sector SPDR Fund	21,470	$2,534,534
TOTAL EXCHANGE-TRADED FUND (Cost $2,468,980)		2,534,534
TOTAL INVESTMENTS — 127.8% (Cost $116,436,403)		$114,240,301

Percentages are based on Net Assets of $89,357,083.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,778,871	$—	$—	$86,778,871
U.S. Treasury Obligation	—	24,926,896	—	24,926,896
Exchange-Traded Fund	2,534,534	—	—	2,534,534
Total Investments in Securities	$89,313,405	$24,926,896	$—	$114,240,301

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 98.4%
BRAZIL — 1.4%
Consumer Discretionary — 1.4%
MercadoLibre *	170	$298,789

UNITED STATES — 97.0%
Consumer Discretionary — 97.0%
Airbnb, Cl A *	1,589	214,690
Amazon.com *	34,022	7,144,620
APTIV PLC *	828	60,891
AutoZone *	62	232,846
Best Buy	757	46,911
Booking Holdings	119	504,483
Burlington Stores *	235	72,114
Carnival	3,966	125,127
Carvana, Cl A *	491	164,073
Chipotle Mexican Grill, Cl A *	4,944	184,016
Darden Restaurants	432	92,383
Deckers Outdoor *	552	64,733
Dick’s Sporting Goods	251	51,111
Domino’s Pizza	115	46,289
DoorDash, Cl A *	1,420	250,587
DR Horton	985	157,984
DraftKings, Cl A *	1,702	40,576
eBay	1,704	154,825
Expedia Group	438	94,472
Flutter Entertainment PLC *	609	64,639
Ford Motor	14,526	204,671
Garmin	606	153,215
General Motors	3,542	278,791
Genuine Parts	512	61,061
Hilton Worldwide Holdings	874	272,496
Home Depot	3,689	1,404,476
Hyatt Hotels, Cl A	163	26,324
Las Vegas Sands	1,143	64,831
Lennar, Cl A	788	90,116
Lowe’s	2,084	551,364
Lululemon Athletica *	405	74,994
Marriott International, Cl A	855	292,179
McDonald’s	2,645	902,104
NIKE, Cl B	4,384	272,597

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NVR *	11	$82,696
O’Reilly Automotive *	3,141	294,877
PulteGroup	736	100,979
Rivian Automotive, Cl A *	2,946	45,162
Ross Stores	1,204	247,591
Royal Caribbean Cruises	951	295,723
Starbucks	4,216	413,252
Tapestry	772	120,023
Tesla *	10,505	4,228,368
TJX	4,140	669,272
Tractor Supply	1,988	103,058
Ulta Beauty *	170	116,414
Williams-Sonoma	444	91,309
Yum! Brands	1,036	174,214
TOTAL UNITED STATES		21,399,527
TOTAL COMMON STOCK (Cost $23,257,929)		21,698,316

	Face Amount
U.S. TREASURY OBLIGATION — 29.4%
U.S. Treasury Bill 3.635%, 03/31/2026(A)	$6,500,000	6,480,993
TOTAL U.S. TREASURY OBLIGATION (Cost $6,481,674)		6,480,993

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
Domestic Equity — 0.8%
Direxion Daily AMZN Bull 2X Shares	6,500	181,805
State Street Consumer Discretionary Select Sector SPDR ETF	10	1,168
		182,973
TOTAL EXCHANGE-TRADED FUNDS (Cost $183,068)		182,973
TOTAL INVESTMENTS — 128.6% (Cost $29,922,671)		$28,362,282

Percentages are based on Net Assets of $22,061,608.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$21,698,316	$—	$—	$21,698,316
U.S. Treasury Obligation	—	6,480,993	—	6,480,993
Exchange-Traded Funds	182,973	—	—	182,973
Total Investments in Securities	$21,881,289	$6,480,993	$—	$28,362,282

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — 97.9%
UNITED STATES — 97.9%
Consumer Staples — 97.9%
Altria Group	25,422	$1,755,135
Archer-Daniels-Midland	7,351	507,513
Bunge Global	2,126	256,502
Casey’s General Stores	573	392,843
Church & Dwight	3,551	372,358
Clorox	1,870	237,789
Coca-Cola	62,734	5,116,585
Colgate-Palmolive	11,441	1,134,261
Constellation Brands, Cl A	2,269	358,184
Costco Wholesale	6,797	6,870,340
Dollar General	3,373	526,997
Dollar Tree *	2,781	351,741
Estee Lauder, Cl A	3,593	393,326
General Mills	8,181	370,027
Hershey	2,261	534,229
Hormel Foods	4,421	113,178
Kenvue	29,110	556,583
Keurig Dr Pepper	19,574	592,701
Kimberly-Clark	5,052	562,995
Kraft Heinz	13,584	334,302
Kroger	8,885	606,312
McCormick	3,868	274,783
Mondelez International, Cl A	19,383	1,193,605
Monster Beverage *	11,237	958,516
PepsiCo	18,091	3,070,766
Philip Morris International	23,791	4,444,873
Procter & Gamble	35,822	5,989,438
Sysco	7,368	671,667
Target	6,956	791,523
Tyson Foods, Cl A	4,354	282,966
Walmart	67,147	8,591,459

TOTAL UNITED STATES		48,213,497
TOTAL COMMON STOCK (Cost $43,329,917)		48,213,497

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 28.1%
U.S. Treasury Bill 3.635%, 03/31/2026(A)	$13,900,000	$13,859,354
TOTAL U.S. TREASURY OBLIGATION (Cost $13,860,810)		13,859,354

	Shares
EXCHANGE TRADED FUND — 2.0%
Domestic Equity — 2.0%
State Street Consumer Staples Select Sector SPDR ETF	10,765	968,958
TOTAL EXCHANGE TRADED FUND (Cost $897,764)		968,958
TOTAL INVESTMENTS — 128.0% (Cost $58,088,491)		$63,041,809

Percentages are based on Net Assets of $49,270,427.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,213,497	$—	$—	$48,213,497
U.S. Treasury Obligation	—	13,859,354	—	13,859,354
Exchange Traded Fund	968,958	—	—	968,958
Total Investments in Securities	$49,182,455	$13,859,354	$—	$63,041,809

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Shares	Value
COMMON STOCK — 99.5%
UNITED STATES — 99.5%
Energy — 99.5%
Baker Hughes, Cl A	458	$29,889
Cheniere Energy	102	24,044
Chevron	895	167,150
ConocoPhillips	578	65,580
Coterra Energy	352	10,768
Devon Energy	281	12,232
Diamondback Energy	87	15,145
EOG Resources	253	31,392
EQT	290	17,812
Expand Energy	112	12,087
Exxon Mobil	1,983	302,407
Halliburton	396	14,256
Kinder Morgan	926	30,808
Marathon Petroleum	142	28,146
Occidental Petroleum	342	18,153
ONEOK	291	24,086
Phillips 66	188	29,014
SLB	694	35,630
Targa Resources	100	23,580
Texas Pacific Land	27	14,156
Valero Energy	143	29,264
Williams	566	42,292

TOTAL UNITED STATES		977,891
TOTAL COMMON STOCK (Cost $815,150)		977,891

	Face Amount
U.S. TREASURY OBLIGATION — 28.4%
U.S. Treasury Bill 3.635%, 03/31/2026(A)	$280,000	279,181
TOTAL U.S. TREASURY OBLIGATION (Cost $279,211)		279,181
TOTAL INVESTMENTS — 127.9% (Cost $1,094,361)		$1,257,072

Percentages are based on Net Assets of $983,129.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Energy ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$977,891	$—	$—	$977,891
U.S. Treasury Obligation	—	279,181	—	279,181
Total Investments in Securities	$977,891	$279,181	$—	$1,257,072

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — 98.8%
AUSTRALIA — 0.1%
Information Technology — 0.1%
IREN *	1,359	$55,651

NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	1,000	227,010

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	1,212	278,942

UNITED STATES — 98.1%
Information Technology — 98.1%
Accenture PLC, Cl A	2,560	534,323
Adobe *	1,745	457,905
Advanced Micro Devices *	6,770	1,355,422
Amphenol, Cl A	5,026	734,098
Analog Devices	2,059	732,572
Apple	60,907	16,090,411
Applied Materials	3,320	1,236,036
AppLovin, Cl A *	942	409,553
Arista Networks *	4,415	589,403
Astera Labs *	574	68,208
Atlassian, Cl A *	684	51,389
Autodesk *	900	221,283
Broadcom	18,719	5,981,656
Cadence Design Systems *	1,132	341,185
CDW	563	69,046
Ciena *	593	206,779
Cisco Systems	16,354	1,299,489
Cloudflare, Cl A *	1,316	226,602
Cognizant Technology Solutions, Cl A	2,075	133,692
Coherent *	649	168,046
CoreWeave, Cl A *	697	55,453
Corning	3,335	501,517
Credo Technology Group Holding *	658	73,874
CrowdStrike Holdings, Cl A *	1,025	381,280
Datadog, Cl A *	1,254	140,398

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Dell Technologies, Cl C	1,314	$194,577
Entegris	636	84,238
F5 *	238	64,584
Fair Isaac *	78	109,930
First Solar *	410	80,852
Flex *	1,621	102,155
Fortinet *	2,694	212,907
Gartner *	318	49,990
Gen Digital	2,223	50,173
GoDaddy, Cl A *	590	51,424
Hewlett Packard Enterprise	5,616	120,576
HP	3,993	75,827
HubSpot *	228	60,308
Intel *	18,746	855,005
International Business Machines	3,808	914,720
Intuit	1,157	473,248
IonQ *	1,290	49,497
Jabil	414	109,706
Keysight Technologies *	694	213,287
KLA	556	847,650
Lam Research	5,223	1,221,608
Lumentum Holdings *	299	209,572
Marvell Technology	3,635	296,943
Microchip Technology	2,254	168,239
Micron Technology	4,664	1,923,294
Microsoft	29,061	11,413,417
MongoDB, Cl A *	341	112,008
Monolithic Power Systems	218	249,117
Motorola Solutions	669	322,632
NetApp	848	83,977
NVIDIA	100,387	17,787,573
Okta, Cl A *	674	48,865
ON Semiconductor *	1,767	117,470
Oracle	7,106	1,033,212
Palantir Technologies, Cl A *	9,401	1,289,723
Palo Alto Networks *	3,359	500,222
PTC *	504	78,921
Pure Storage, Cl A *	1,306	83,871
QNITY Electronics	863	109,394

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	4,454	$634,071
Roper Technologies	420	146,887
Salesforce	3,964	772,148
Samsara, Cl A *	1,351	39,044
Seagate Technology Holdings	874	356,452
ServiceNow *	4,339	468,655
Snowflake, Cl A *	1,341	225,838
Strategy, Cl A *	1,039	134,551
Super Micro Computer *	2,070	67,047
Synopsys *	753	311,742
Teledyne Technologies *	206	140,307
Teradyne	662	211,860
Texas Instruments	3,765	798,594
Trimble *	979	65,466
Twilio, Cl A *	632	76,447
Tyler Technologies *	184	65,263
VeriSign	344	78,411
Western Digital	1,453	406,404
Workday, Cl A *	883	118,110
Zebra Technologies, Cl A *	217	48,599
Zoom Communications, Cl A *	1,071	79,190
Zscaler *	417	61,295

TOTAL UNITED STATES		79,136,713
TOTAL COMMON STOCK (Cost $85,926,860)		79,698,316

	Face Amount
U.S. TREASURY OBLIGATION — 31.7%
U.S. Treasury Bill 3.636%, 03/31/2026(A)	$25,600,000	25,525,141
TOTAL U.S. TREASURY OBLIGATION (Cost $25,527,817)		25,525,141

Schedule of Investments	February 28, 2026 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
EXCHANGE-TRADED FUND — 1.1%
Domestic Equity — 1.1%
Technology Select Sector SPDR Fund	6,447	$894,586
TOTAL EXCHANGE-TRADED FUND (Cost $919,420)		894,586
TOTAL INVESTMENTS — 131.6% (Cost $112,374,097)		$106,118,043

Percentages are based on Net Assets of $80,641,140.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$79,698,316	$—	$—	$79,698,316
U.S. Treasury Obligation	—	25,525,141	—	25,525,141
Exchange-Traded Fund	894,586	—	—	894,586
Total Investments in Securities	$80,592,902	$25,525,141	$—	$106,118,043

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti	35	$4,472

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	3	5,273

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	10	380

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	6	1,319

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	79	1,507

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	21	4,833

UNITED KINGDOM — 0.0%
Financials — 0.0%
Klarna Group PLC *	13	176

UNITED STATES — 99.5%
Communication Services — 11.0%
Alphabet, Cl A	406	126,575
Alphabet, Cl C	351	109,312
AST SpaceMobile, Cl A *	15	1,188
AT&T	495	13,865
Charter Communications, Cl A *	6	1,408
Comcast, Cl A	250	7,740
EchoStar, Cl A *	9	1,040

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	16	$3,209
Fox, Cl A	14	789
Fox, Cl B	10	517
Live Nation Entertainment *	11	1,784
Meta Platforms, Cl A	151	97,875
Netflix *	319	30,701
Omnicom Group	22	1,876
Pinterest, Cl A *	41	702
Reddit, Cl A *	9	1,312
ROBLOX, Cl A *	44	3,021
Snap, Cl A *	78	406
Spotify Technology *	11	5,664
Take-Two Interactive Software *	12	2,538
TKO Group Holdings, Cl A	5	1,119
T-Mobile US	32	6,947
Trade Desk, Cl A *	30	715
Verizon Communications	295	14,791
Walt Disney	125	13,255
Warner Bros Discovery *	159	4,479
Warner Music Group, Cl A	10	286
		453,114
Consumer Discretionary — 9.7%
Airbnb, Cl A *	29	3,918
Amazon.com *	665	139,650
APTIV PLC *	15	1,103
AutoZone *	1	3,756
Best Buy	13	806
Booking Holdings	2	8,479
Carnival	73	2,303
Carvana, Cl A *	9	3,007
Chipotle Mexican Grill, Cl A *	92	3,424
Darden Restaurants	8	1,711
Deckers Outdoor *	10	1,173
DoorDash, Cl A *	24	4,235
DR Horton	18	2,887
DraftKings, Cl A *	34	810
eBay	31	2,817
Expedia Group	8	1,725

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Flutter Entertainment PLC *	12	$1,274
Ford Motor	273	3,847
Garmin	11	2,781
General Motors	65	5,116
Genuine Parts	10	1,193
Hilton Worldwide Holdings	16	4,988
Home Depot	69	26,270
Las Vegas Sands	22	1,248
Lennar, Cl A	15	1,715
Lennar, Cl B	1	107
Lowe’s	39	10,318
Lululemon Athletica *	7	1,296
Marriott International, Cl A	16	5,468
McDonald’s	50	17,053
NIKE, Cl B	82	5,099
O’Reilly Automotive *	59	5,539
PulteGroup	13	1,784
Rivian Automotive, Cl A *	56	858
Ross Stores	22	4,524
Royal Caribbean Cruises	18	5,597
Starbucks	78	7,646
Tapestry	14	2,177
Tesla *	202	81,307
TJX	77	12,448
Tractor Supply	37	1,918
Ulta Beauty *	3	2,054
Viking Holdings *	9	702
Williams-Sonoma	8	1,645
Yum! Brands	19	3,195
		400,971
Consumer Staples — 5.3%
Altria Group	117	8,078
Archer-Daniels-Midland	33	2,278
Church & Dwight	17	1,783
Coca-Cola	270	22,021
Colgate-Palmolive	56	5,552
Constellation Brands, Cl A	11	1,736
Costco Wholesale	31	31,334

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General	15	$2,344
Dollar Tree *	13	1,644
Estee Lauder, Cl A	17	1,861
General Mills	37	1,674
Hershey	10	2,363
Kenvue	134	2,562
Keurig Dr Pepper	90	2,725
Kimberly-Clark	23	2,563
Kraft Heinz	60	1,477
Kroger	41	2,798
McCormick	18	1,279
Mondelez International, Cl A	90	5,542
Monster Beverage *	48	4,094
PepsiCo	95	16,125
Philip Morris International	109	20,364
Procter & Gamble	163	27,254
Sysco	33	3,008
Target	32	3,641
Tyson Foods, Cl A	19	1,235
Walmart	302	38,641
		215,976
Energy — 3.5%
Baker Hughes, Cl A	69	4,503
Cheniere Energy	15	3,536
Chevron	132	24,652
ConocoPhillips	86	9,758
Coterra Energy	52	1,591
Devon Energy	41	1,785
Diamondback Energy	13	2,263
EOG Resources	38	4,715
EQT	43	2,641
Expand Energy	15	1,619
Exxon Mobil	294	44,835
Halliburton	59	2,124
Kinder Morgan	136	4,525
Marathon Petroleum	21	4,162
Occidental Petroleum	54	2,866
ONEOK	44	3,642

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	28	$4,321
SLB	104	5,339
Targa Resources	15	3,537
Texas Pacific Land	4	2,097
Valero Energy	21	4,298
Venture Global, Cl A	33	320
Williams	85	6,351
		145,480
Financials — 12.2%
Affirm Holdings, Cl A *	17	799
Aflac	33	3,727
Allstate	18	3,861
American Express	38	11,738
American International Group	38	3,059
Ameriprise Financial	6	2,821
Aon PLC, Cl A	13	4,361
Apollo Global Management	30	3,138
Arch Capital Group *	24	2,404
Ares Management, Cl A	15	1,680
Arthur J Gallagher	18	4,108
Bank of America	442	22,025
Bank of New York Mellon	49	5,836
Berkshire Hathaway, Cl B *	96	48,475
Blackrock	11	11,696
Blackstone	51	5,782
Block, Cl A *	38	2,421
Blue Owl Capital, Cl A	44	464
Brown & Brown	20	1,436
Capital One Financial	44	8,608
Carlyle Group	16	832
CBOE Global Markets	7	2,098
Charles Schwab	117	11,138
Chubb	26	8,862
Cincinnati Financial	11	1,804
Citigroup	125	13,774
Citizens Financial Group	30	1,806
CME Group, Cl A	25	7,987
Coinbase Global, Cl A *	15	2,638

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Corpay *	5	$1,625
Everest Group	3	1,006
Fidelity National Information Services	36	1,835
Fifth Third Bancorp	46	2,276
First Citizens BancShares, Cl A	1	1,898
Fiserv *	37	2,305
Global Payments	16	1,223
Goldman Sachs Group	21	18,051
Hartford Financial Services Group	19	2,676
Huntington Bancshares	109	1,831
Interactive Brokers Group, Cl A	30	2,136
Intercontinental Exchange	39	6,401
JPMorgan Chase	189	56,757
KeyCorp	65	1,348
KKR	47	4,121
Loews	12	1,320
LPL Financial Holdings	6	1,802
M&T Bank	11	2,387
Markel Group *	1	2,072
Marsh & McLennan	34	6,349
Mastercard, Cl A	56	28,964
MetLife	38	2,739
Moody’s	11	5,253
Morgan Stanley	85	14,153
MSCI, Cl A	5	2,859
Nasdaq	30	2,627
Northern Trust	13	1,860
PayPal Holdings	65	3,004
PNC Financial Services Group	27	5,733
Principal Financial Group	15	1,431
Progressive	41	8,760
Prudential Financial	24	2,361
Raymond James Financial	12	1,837
Regions Financial	61	1,698
Robinhood Markets, Cl A *	53	4,020
Rocket, Cl A	64	1,164
Ryan Specialty Holdings, Cl A	8	315
S&P Global	21	9,279
SoFi Technologies *	87	1,545

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	19	$2,444
Synchrony Financial	25	1,728
T Rowe Price Group	15	1,419
Toast, Cl A *	33	901
TPG, Cl A	9	391
Tradeweb Markets, Cl A	8	986
Travelers	16	4,938
Truist Financial	89	4,389
US Bancorp	105	5,739
Visa, Cl A	118	37,777
W R Berkley	21	1,506
Wells Fargo	219	17,838
Willis Towers Watson PLC	7	2,136
		500,591
Health Care — 9.9%
Abbott Laboratories	121	14,078
AbbVie	123	28,546
Agilent Technologies	20	2,428
Alnylam Pharmaceuticals *	9	2,996
Amgen	37	14,362
Becton Dickinson	20	3,530
Biogen *	10	1,918
Boston Scientific *	103	7,915
Bristol-Myers Squibb	142	8,856
Cardinal Health	17	3,897
Cencora	12	4,466
Centene *	34	1,526
Cigna Group	18	5,217
Cooper *	14	1,171
CVS Health	88	7,031
Danaher	44	9,268
Dexcom *	27	1,983
Edwards Lifesciences *	40	3,459
Elevance Health	15	4,800
Eli Lilly	59	62,067
GE HealthCare Technologies	32	2,697
Gilead Sciences	87	12,959
HCA Healthcare	11	5,827

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hologic *	15	$1,130
Humana	8	1,524
IDEXX Laboratories *	6	3,940
Illumina *	11	1,479
Incyte *	11	1,114
Insmed *	15	2,240
Insulet *	5	1,233
Intuitive Surgical *	25	12,588
IQVIA Holdings *	12	2,146
Johnson & Johnson	168	41,736
Labcorp Holdings	6	1,735
McKesson	9	8,886
Medtronic PLC	90	8,789
Merck	173	21,421
Mettler-Toledo International *	1	1,367
Natera *	9	1,872
Pfizer	397	10,977
Quest Diagnostics	8	1,695
Regeneron Pharmaceuticals	7	5,472
ResMed	10	2,563
Royalty Pharma, Cl A	27	1,248
STERIS PLC	7	1,766
Stryker	24	9,299
Thermo Fisher Scientific	26	13,549
UnitedHealth Group	63	18,476
Veeva Systems, Cl A *	10	1,820
Vertex Pharmaceuticals *	18	8,943
Waters *	7	2,236
West Pharmaceutical Services	5	1,272
Zimmer Biomet Holdings	14	1,378
Zoetis, Cl A	31	4,064
		408,955
Industrials — 9.4%
3M	37	6,117
AMETEK	16	3,827
Automatic Data Processing	28	6,002
Axon Enterprise *	5	2,712
Bloom Energy, Cl A *	15	2,335

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing *	53	$12,059
Broadridge Financial Solutions	8	1,487
Carlisle	3	1,184
Carrier Global	55	3,542
Caterpillar	33	24,513
Cintas	24	4,827
Comfort Systems USA	2	2,859
Copart *	60	2,285
CSX	130	5,550
Cummins	10	5,839
Deere	17	10,705
Delta Air Lines	45	2,956
Dover	10	2,255
Eaton PLC	27	10,150
EMCOR Group	3	2,174
Emerson Electric	39	5,879
Equifax	8	1,672
Expeditors International of Washington	9	1,305
Fastenal	80	3,683
FedEx	15	5,805
Ferguson Enterprises	13	3,390
Fortive	22	1,302
FTAI Aviation	7	2,141
GE Aerospace	73	24,985
GE Vernova	19	16,598
General Dynamics	16	5,713
HEICO	3	958
HEICO, Cl A	5	1,201
Honeywell International	44	10,718
Howmet Aerospace	28	7,351
Hubbell, Cl B	4	2,046
Illinois Tool Works	20	5,813
Ingersoll Rand	28	2,636
Jacobs Solutions	8	1,103
JB Hunt Transport Services	5	1,167
Johnson Controls International PLC	43	6,205
L3Harris Technologies	13	4,739
Leidos Holdings	9	1,576
Lennox International	2	1,140

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	16	$10,529
Norfolk Southern	16	5,036
Northrop Grumman	10	7,244
Old Dominion Freight Line	13	2,640
Otis Worldwide	27	2,499
PACCAR	36	4,539
Parker-Hannifin	9	9,083
Paychex	22	2,060
Quanta Services	10	5,631
Republic Services, Cl A	14	3,206
Rocket Lab *	34	2,349
Rockwell Automation	8	3,260
Rollins	21	1,279
RTX	94	19,046
Southwest Airlines	32	1,576
SS&C Technologies Holdings	15	1,129
Symbotic, Cl A *	4	219
Trane Technologies PLC	15	6,935
TransDigm Group	4	5,211
TransUnion	14	1,100
Uber Technologies *	140	10,559
Union Pacific	41	10,864
United Airlines Holdings *	23	2,445
United Parcel Service, Cl B	52	6,030
United Rentals	4	3,360
Veralto	17	1,656
Verisk Analytics, Cl A	10	2,076
Vertiv Holdings, Cl A	24	6,117
Waste Management	28	6,744
Watsco	2	835
Westinghouse Air Brake Technologies	12	3,167
WW Grainger	3	3,434
Xylem	17	2,203
		386,565
Information Technology — 32.2%
Accenture PLC, Cl A	43	8,975
Adobe *	29	7,610
Advanced Micro Devices *	112	22,423

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amdocs	7	$489
Amphenol, Cl A	84	12,269
Analog Devices	34	12,097
Apple	1,004	265,237
Applied Materials	55	20,476
AppLovin, Cl A *	18	7,826
Arista Networks *	70	9,345
Astera Labs *	9	1,069
Atlassian, Cl A *	12	902
Autodesk *	15	3,688
Broadcom	324	103,534
Cadence Design Systems *	19	5,727
CDW	9	1,104
Ciena *	10	3,487
Circle Internet Group, Cl A *	10	834
Cisco Systems	276	21,931
Cloudflare, Cl A *	22	3,788
Cognizant Technology Solutions, Cl A	34	2,191
Coherent *	9	2,330
CoreWeave, Cl A *	17	1,352
Corning	54	8,121
Credo Technology Group Holding *	11	1,235
CrowdStrike Holdings, Cl A *	17	6,324
Datadog, Cl A *	22	2,463
Dell Technologies, Cl C	20	2,962
Entegris	11	1,457
Fair Isaac *	2	2,819
Figma, Cl A *	14	411
First Solar *	7	1,380
Flex *	26	1,639
Fortinet *	44	3,477
Gartner *	5	786
GLOBALFOUNDRIES *	5	238
GoDaddy, Cl A *	9	784
Hewlett Packard Enterprise	93	1,997
HP	64	1,215
HubSpot *	4	1,058
Intel *	308	14,048
International Business Machines	65	15,614

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	19	$7,772
IonQ *	24	921
Jabil	7	1,855
Keysight Technologies *	12	3,688
KLA	9	13,721
Lam Research	87	20,348
Lumentum Holdings *	5	3,505
Marvell Technology	59	4,820
Microchip Technology	37	2,762
Micron Technology	78	32,165
Microsoft	512	201,083
MongoDB, Cl A *	6	1,971
Monolithic Power Systems	3	3,428
Motorola Solutions	12	5,787
NetApp	14	1,386
NVIDIA	1,629	288,642
Okta, Cl A *	12	870
ON Semiconductor *	28	1,861
Oracle	117	17,012
Palantir Technologies, Cl A *	148	20,304
Palo Alto Networks *	48	7,148
PTC *	8	1,253
Pure Storage, Cl A *	22	1,413
QNITY Electronics	15	1,901
QUALCOMM	75	10,677
Roper Technologies	7	2,448
Salesforce	63	12,272
Samsara, Cl A *	22	636
SANDISK *	9	5,718
Seagate Technology Holdings	14	5,710
ServiceNow *	72	7,777
Snowflake, Cl A *	22	3,705
Strategy, Cl A *	19	2,460
Super Micro Computer *	36	1,166
Synopsys *	13	5,382
Teledyne Technologies *	3	2,043
Teradyne	11	3,520
Texas Instruments	63	13,363
Trimble *	17	1,137

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	3	$1,064
VeriSign	6	1,368
Western Digital	24	6,713
Workday, Cl A *	15	2,006
Zoom Communications, Cl A *	19	1,405
Zscaler *	7	1,029
		1,323,927
Materials — 2.0%
Air Products & Chemicals	15	4,135
Amcor PLC	32	1,550
Corteva	47	3,766
CRH PLC	47	5,639
Dow	50	1,537
DuPont de Nemours	29	1,451
Ecolab	18	5,550
Freeport-McMoRan	100	6,808
International Flavors & Fragrances	18	1,480
International Paper	36	1,568
Linde PLC	33	16,767
LyondellBasell Industries, Cl A	18	1,035
Martin Marietta Materials	4	2,706
Newmont	76	9,880
Nucor	16	2,830
Packaging Corp of America	6	1,393
PPG Industries	16	1,972
Reliance	4	1,263
Sherwin-Williams	16	5,802
Smurfit WestRock PLC	36	1,692
Steel Dynamics	10	1,931
Vulcan Materials	9	2,790
		83,545
Real Estate — 1.9%
American Tower ‡	33	6,331
AvalonBay Communities ‡	10	1,772
CBRE Group, Cl A *	21	3,101
CoStar Group *	29	1,294
Crown Castle ‡	30	2,686

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Digital Realty Trust ‡	24	$4,253
Equinix ‡	7	6,820
Equity Residential ‡	24	1,517
Essex Property Trust ‡	4	1,020
Extra Space Storage ‡	15	2,265
Invitation Homes ‡	40	1,054
Iron Mountain ‡	20	2,167
Mid-America Apartment Communities ‡	8	1,071
ProLogis ‡	65	9,267
Public Storage ‡	11	3,378
Realty Income ‡	64	4,288
SBA Communications, Cl A ‡	7	1,408
Simon Property Group ‡	23	4,689
Sun Communities ‡	9	1,228
Ventas ‡	33	2,843
VICI Properties, Cl A ‡	74	2,236
Welltower ‡	48	9,942
Weyerhaeuser ‡	50	1,226
		75,856
Utilities — 2.4%
Alliant Energy	18	1,302
Ameren	19	2,152
American Electric Power	35	4,684
American Water Works	14	1,904
Atmos Energy	11	2,055
CenterPoint Energy	46	2,001
CMS Energy	21	1,640
Consolidated Edison	25	2,813
Constellation Energy	22	7,257
Dominion Energy	60	3,788
DTE Energy	14	2,075
Duke Energy	54	7,066
Edison International	27	2,018
Entergy	31	3,320
Evergy	16	1,339
Eversource Energy	26	1,982
Exelon	70	3,463
FirstEnergy	38	1,944

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NextEra Energy	145	$13,597
NiSource	33	1,561
NRG Energy	13	2,327
PG&E	153	2,907
PPL	52	2,027
Public Service Enterprise Group	35	3,012
Sempra	46	4,428
Southern	77	7,498
Vistra	23	4,000
WEC Energy Group	23	2,690
Xcel Energy	41	3,418
		100,268
TOTAL UNITED STATES		4,095,248
TOTAL COMMON STOCK (Cost $4,001,924)		4,113,208
TOTAL INVESTMENTS — 99.9% (Cost $4,001,924)		$4,113,208

Percentages are based on Net Assets of $4,117,127.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — 100.0%
GHANA — 0.5%
Energy — 0.5%
Kosmos Energy *	49,596	$115,559

UNITED STATES — 99.5%
Energy — 96.0%
Amplify Energy *	3,540	20,320
Antero Midstream	35,696	802,446
Antero Resources *	30,952	1,139,343
Cheniere Energy	4,134	974,508
CNX Resources *	13,868	579,405
Comstock Resources *	8,405	164,822
Coterra Energy	67,052	2,051,121
Crescent Energy, Cl A	29,408	342,897
Devon Energy	24,416	1,062,828
Diamondback Energy	5,872	1,022,198
DT Midstream	7,726	1,072,678
EOG Resources	8,004	993,136
EQT	29,870	1,834,615
Expand Energy	14,980	1,616,642
Gulfport Energy *	2,065	430,883
Kinder Morgan	32,337	1,075,852
Kinetik Holdings, Cl A	4,622	210,255
Magnolia Oil & Gas, Cl A	19,266	535,980
Murphy Oil	14,388	476,962
New Fortress Energy, Cl A *	20,415	22,252
Occidental Petroleum	20,596	1,093,236
ONEOK	12,640	1,046,213
Ovintiv	22,449	1,135,695
Permian Resources, Cl A	63,437	1,160,263
PrimeEnergy Resources *	63	12,531
Range Resources	25,277	1,043,434
SandRidge Energy	3,361	58,918
SM Energy	24,711	571,560
Venture Global, Cl A	50,840	492,640
W&T Offshore	10,654	28,233
Williams	14,816	1,107,051
		24,178,917

Schedule of Investments	February 28, 2026 (Unaudited)
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
National Fuel Gas	9,638	$877,347

TOTAL UNITED STATES		25,056,264
TOTAL COMMON STOCK (Cost $22,907,408)		25,171,823
TOTAL INVESTMENTS — 100.0% (Cost $22,907,408)		$25,171,823

Percentages are based on Net Assets of $25,181,475.

*	Non-income producing security.

As of February 28, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2030 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Strip Coupon
0.000%, 02/15/2030(A)	$144,700	$125,973
0.000%, 05/15/2030(A)	147,000	126,741
0.000%, 08/15/2030(A)	147,200	125,692
0.000%, 11/15/2030(A)	150,000	126,942
		505,348
TOTAL U.S. TREASURY OBLIGATIONS (Cost $501,001)		505,348
TOTAL INVESTMENTS — 99.7% (Cost $501,001)		$505,348

Percentages are based on Net Assets of $507,076.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2031 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Strip Coupon
0.000%, 02/15/2031(A)	$300,200	$251,468
0.000%, 05/15/2031(A)	304,000	252,177
0.000%, 08/15/2031(A)	310,000	254,491
0.000%, 11/15/2031(A)	315,000	255,946
		1,014,082
TOTAL U.S. TREASURY OBLIGATIONS (Cost $999,217)		1,014,082
TOTAL INVESTMENTS — 99.6% (Cost $999,217)		$1,014,082

Percentages are based on Net Assets of $1,017,736.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2032 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Strip Coupon
0.000%, 02/15/2032(A)	$313,000	$251,602
0.000%, 05/15/2032(A)	322,000	256,365
0.000%, 08/15/2032(A)	326,000	256,575
0.000%, 11/15/2032(A)	328,000	255,664
		1,020,206
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,000,901)		1,020,206
TOTAL INVESTMENTS — 99.6% (Cost $1,000,901)		$1,020,206

Percentages are based on Net Assets of $1,023,814.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2033 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Strip Coupon
0.000%, 02/15/2033(A)	$329,800	$254,079
0.000%, 05/15/2033(A)	338,000	257,480
0.000%, 08/15/2033(A)	342,000	257,495
0.000%, 11/15/2033(A)	342,500	254,918
		1,023,972
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,001,326)		1,023,972
TOTAL INVESTMENTS — 99.6% (Cost $1,001,326)		$1,023,972

Percentages are based on Net Assets of $1,027,675.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2034 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Strip Coupon
0.000%, 02/15/2034(A)	$345,500	$254,019
0.000%, 05/15/2034(A)	354,000	256,994
0.000%, 08/15/2034(A)	360,000	258,250
0.000%, 11/15/2034(A)	360,000	255,218
		1,024,481
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,000,671)		1,024,481
TOTAL INVESTMENTS — 99.6% (Cost $1,000,671)		$1,024,481

Percentages are based on Net Assets of $1,028,417.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Zero Coupon Bond 2035 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Strip Coupon
0.000%, 02/15/2035(A)	$364,200	$255,035
0.000%, 05/15/2035(A)	368,800	255,262
0.000%, 08/15/2035(A)	378,000	258,346
0.000%, 11/15/2035(A)	384,000	259,173
		1,027,816
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,001,822)		1,027,816
TOTAL INVESTMENTS — 99.6% (Cost $1,001,822)		$1,027,816

Percentages are based on Net Assets of $1,031,738.

(A)	Zero coupon security.

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T30Y — U.S. Treasury 30-Year Constant Maturity Rate

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

TSOFRR3M — Term Secured Overnight Financing Rate, 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

GLX-QH-005-2800

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 95.2%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$25,626	$27,859
3.625%, 04/15/2028	16,028	16,930
3.375%, 04/15/2032	23,734	26,664
2.500%, 01/15/2029	51,318	53,543
2.375%, 10/15/2028	39,145	40,733
2.375%, 02/15/2055	10,270	10,115
2.125%, 04/15/2029	39,811	41,150
2.125%, 01/15/2035	71,878	74,871
2.125%, 02/15/2040	5,997	6,099
2.125%, 02/15/2054	42,235	39,373
1.875%, 07/15/2034	67,127	69,012
1.875%, 07/15/2035	60,553	61,821
1.750%, 01/15/2028	20,109	20,434
1.750%, 01/15/2034	52,711	53,663
1.625%, 10/15/2027	8,751	8,893
1.625%, 10/15/2029	30,896	31,642
1.625%, 04/15/2030	61,079	62,344
1.500%, 02/15/2053	13,082	10,600
1.375%, 07/15/2033	57,617	57,534
1.375%, 02/15/2044	23,637	20,462
1.250%, 04/15/2028	75,625	76,090
1.125%, 10/15/2030	20,036	20,093
1.125%, 01/15/2033	54,394	53,472
1.000%, 02/15/2046	16,412	12,818
1.000%, 02/15/2048	15,769	11,964
1.000%, 02/15/2049	20,605	15,418
0.875%, 01/15/2029	48,768	48,659
0.875%, 02/15/2047	40,273	30,144
0.750%, 02/15/2042	11,473	9,238
0.750%, 02/15/2045	13,761	10,405
0.625%, 07/15/2032	36,806	35,372
0.625%, 02/15/2043	16,914	13,053
0.500%, 01/15/2028	21,020	20,875
0.250%, 07/15/2029	51,941	50,838
0.250%, 02/15/2050	10,079	6,065
0.125%, 01/15/2030	37,786	36,466
0.125%, 07/15/2030	94,793	91,219
0.125%, 01/15/2031	24,897	23,699
0.125%, 07/15/2031	45,944	43,530
0.125%, 01/15/2032	15,197	14,219

Schedule of Investments	February 28, 2026 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/2052	$9,313	$5,157
		1,362,536
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,360,530)		1,362,536

PURCHASED OPTIONS — 4.1% (Cost $77,200)		59,160
TOTAL INVESTMENTS — 99.3% (Cost $1,437,730)		$1,421,696

Percentages are based on Net Assets of $1,431,712.

A list of the OTC interest rate options purchased by the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Option	UBS	15,000,000	0.270%	07/23/26	$36,934
U.S. 2Yr/10Yr SOFR Spread Option	Barclays	10,000,000	0.630	09/24/27	22,226

Total Purchased Options					$59,160

As of February 28, 2026, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0800